As filed with the Securities and Exchange Commission on April 23, 2010.

Registration Nos. 333-119797 and 811-21176

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 8
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 14
☒

ML of NEW YORK VARIABLE ANNUITY
SEPARATE ACCOUNT D
(Exact Name of Registrant)

ML LIFE INSURANCE
COMPANY OF NEW YORK
(Name of Depositor)

440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 333-6524

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary Thornton Payne, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2010 pursuant to paragraph (b) of Rule 485

            (date)

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                   pursuant to paragraph (a)(1) of Rule 485

            (date)

 If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

ML of New York Variable Annuity Separate Account D (the “Separate Account”)	Prospectus May 1, 2010 Merrill Lynch Investor Choice Annuity® (IRA Series)

Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”) issued by ML Life Insurance Company of New York

Home Office: 440 Mamaroneck Avenue Harrison, New York 10528

Service Center: 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 Phone: (800) 333-6524

offered through

Transamerica Capital, Inc.

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by ML Life Insurance Company of New York (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.
The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this Contract was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e., a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through qualified contracts or accounts. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.
The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.
Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

► B Class	► L Class
► C Class	► XC Class
If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in the following corresponding portfolios (“Funds”):

AIM Growth Series (Invesco Growth Series)
– Class A Shares
Managed by Invesco Advisers, Inc.
Invesco Basic Value Fund
Invesco Mid Cap Core Equity Fund
The AllianceBernstein Trust – Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein International Value Fund
AllianceBernstein Small/Mid Cap Value Fund
AllianceBernstein Value Fund
Allianz Funds – Class A Shares
Managed by Allianz Global Investors Fund
Management LLC
Allianz CCM Capital Appreciation Fund
Allianz NFJ Dividend Value Fund
Allianz NFJ Small-Cap Value Fund
American Funds® – Class F Shares
Managed by Capital Research and
Management CompanySM
EuroPacific Growth Fund®
The Bond Fund of America®
The Growth Fund of America®
The Income Fund of America®
The Investment Company of America®
BlackRock Basic Value Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Bond Fund, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock High Income Fund
BlackRock Total Return Fund
BlackRock Fundamental Growth Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Funds II – Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Government Income Portfolio
BlackRock Global Allocation Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Global Growth Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Index Funds, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock S&P 500 Index Fund
BlackRock International Value Trust
– Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock International Value Fund
BlackRock Large Cap Series Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Value Opportunities Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC
Columbia Acorn Trust – Class A Shares
Managed by Columbia Wanger Asset Management, L.P.
Columbia Acorn International
Columbia Acorn USA
Columbia Funds Series Trust – Class A Shares
Managed by Columbia Management Investment Advisers, LLC
Columbia Marsico Growth Fund
Davis New York Venture Fund, Inc. – Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds III – Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®
Dreyfus Appreciation Fund, Inc.
Managed by The Dreyfus Corporation
Eaton Vance Mutual Funds Trust – Class A Shares
Managed by Boston Management and Research
Eaton Vance Floating-Rate Fund
Eaton Vance Special Investment Trust
– Class A Shares
Managed by Boston Management and Research
Eaton Vance Large-Cap Value Fund
Federated Equity Funds – Class A Shares
Managed by Federated Equity Management Company
of Pennsylvania
Federated Capital Appreciation Fund
Federated Kaufmann Fund
JPMorgan Trust II – Class A Shares
Managed by J.P. Morgan Investment Management Inc.
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
Janus Investment Fund – Class A Shares
Managed by Janus Capital Management LLC
Janus Enterprise Fund
Janus Forty Fund
Lord Abbett Affiliated Fund, Inc. – Class A Shares
Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond-Debenture Fund, Inc.
– Class A Shares
Managed by Lord, Abett & Co. LLC

Lord Abbett Mid-Cap Value Fund, Inc.
– Class A Shares
Managed by Lord, Abett & Co. LLC
Oppenheimer Capital Appreciation Fund
– Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc.
– Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®
Oppenheimer Main Street Small Cap Fund®
– Class A Shares
Managed by OppenheimerFunds, Inc.
PIMCO Funds – Class A Shares
Managed by Pacific Investment Management
Company LLC
PIMCO CommodityRealReturn® Strategy Fund
PIMCO Low Duration Fund
PIMCO Real Return Fund
PIMCO Total Return Fund
Pioneer Emerging Markets Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Growth Opportunities Fund
– Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer High Yield Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Real Estate Shares Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Ready Assets Prime Money Fund
Managed by BlackRock Investments, LLC
Seligman Capital Fund, Inc. – Class A Shares
Managed by J. & W. Seligman & Co. Incorporated
Templeton Funds – Class A Shares
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. – Class A Shares
Managed by Templeton Global Advisors Limited
Transamerica Funds – Class A Shares
Managed by Transamerica Asset Management, Inc.
Transamerica Flexible Income
Transamerica Growth Opportunities
Transamerica Small/Mid Cap Value
Transamerica WMC Diversified Growth
Van Kampen Comstock Fund – Class A Shares
Managed by Van Kampen Asset Management

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.
To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2010 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.
The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, and/or refer to your Contract.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 90th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value, less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.
•	Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRAs and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA is a specific type of IRA.

•	joint annuitant: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB rider, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.
•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes[1]	0% - 3.5%
Surrender Charge

Complete Years Elapsed Since	As a% of premium withdrawn
Payment of Each Premium
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

	Maximum	Current
Transfer Fee[2]	$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.
Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a
percentage of average daily net assets in the
subaccounts)	B Class	L Class	C Class	XC Class

Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge	1.25%	1.45%	1.60%	1.65%

[1]	New York does not currently impose a premium tax on annuity contracts.

[2]	There is no charge for the first 12 transfers in a contract year.

	Maximum	Current

Other Charges

Annual Contract Fee[3]	$75	$50

Annual Charge for Optional Riders[4]

Return of Premium GMDB[5]	0.40%	0.15%

Maximum Anniversary Value GMDB[5]	0.65%	0.25%

GMIB[6]	0.90%	0.50%

GMWB[7]	1.50%	0.75%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year*, before any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[8]	Minimum	Maximum

Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.62%	3.31%

[3]	The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

[4]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

[5]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[6]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[7]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[8]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

Most Recently Ended Fiscal Years
This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds

March 31, 2009	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds® EuroPacific Growth Fund®, Columbia Marsico Growth Fund, PIMCO CommodityRealReturn® Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund

June 30, 2009	BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Value Fund, BlackRock Short-Term Bond Fund, Allianz CCM Capital Appreciation Fund, Allianz NFJ Small-Cap Value Fund, Allianz NFJ Dividend Value Fund, Allianz OCC Renaissance Fund, Delaware Trend Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Small Cap Fund®

July 31, 2009	American Funds® The Income Fund of America, Inc., Davis New York Venture Fund, Inc., Janus Forty Fund, Janus Enterprise Fund

August 31, 2009	BlackRock Fundamental Growth Fund, Inc., BlackRock Global Growth Fund, Inc., American Funds® The Growth Fund of America®, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.

September 30, 2009	BlackRock Total Return Fund, BlackRock High Income Fund, BlackRock Government Income Portfolio

October 31, 2009	BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Capital Appreciation Fund, Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, Transamerica Flexible Income, Transamerica WMC Diversified Growth, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value

November 30, 2009	AllianceBernstein Small/Mid Cap Value Fund, AllianceBernstein International Value Fund, AllianceBernstein Value Fund, Fidelity® Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Growth Opportunities Fund

December 31, 2009	BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Index Fund, Ready Assets Prime Money Fund, Invesco Basic Value Fund, Invesco Mid Cap Core Equity Fund, American Funds® The Bond Fund of America®, American Funds® The Investment Company of America®, Cohen & Steers Realty Income Fund, Inc., Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund, Seligman Capital Fund, Van Kampen Comstock Fund

Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Maximum Anniversary Value GMDB Charge, the current GMWB Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,193	$2,153	$3,115	$5,725

(b)	$943	$1,404	$1,883	$3,401

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$566	$1,703	$2,845	$5,725

(b)	$299	$923	$1,583	$3,401

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,126	$2,118	$2,931	$5,868

(b)	$870	$1,365	$1,682	$3,596

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$586	$1,758	$2,931	$5,868

(b)	$319	$983	$1,682	$3,596

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$780	$1,799	$2,995	$5,973

(b)	$518	$1,028	$1,756	$3,740

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$600	$1,799	$2,995	$5,973

(b)	$334	$1,028	$1,756	$3,740

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$1,325	$2,443	$3,557	$6,008

(b)	$1,072	$1,707	$2,370	$3,787

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years

(a)	$605	$1,813	$3,017	$6,008

(b)	$339	$1,043	$1,781	$6,008

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.
Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.
Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.
Your Contract in General
•	General. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to qualified contracts.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the contract in a tax-qualified plan.

•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information — Selling the Contract.”
The Classes
•	The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:
➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%).

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums
•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

•	The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:
➢	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);

➢	amounts transferred from another IRA; and

➢	contributions made pursuant to a Simplified Employee Pension up to certain limits.
Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

•	Contributions. Under Federal law for 2010, you may contribute up to $5,000 to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2010. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to ML Life Insurance Company of New York, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

•	Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, Merrill Lynch Life Insurance Company, or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 81st birthday for XC Class Contracts; 83rd birthday for B Class Contracts; and 85th birthday for L Class and C Class Contracts. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2.

•	Automatic Investment Feature. Under the automatic investment feature, you can make subsequent premium payments systematically from your MLPF&S brokerage account. For more information, see “Automatic Investment Feature.”

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.
Transfers Among Subaccounts
•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts — Disruptive Trading.”

•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.
➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)
Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender
•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.
➢	You must request at least $100.

➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected the optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) or Guaranteed Minimum Income Benefit (“GMIB”) rider.)

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. You may take your “free withdrawal account” (see “Surrender Charge” below) through lump sum withdrawals or the Systematic Withdrawal Program. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

•	Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2. Withdrawals from tax sheltered annuities are restricted.
Death Benefits
•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. If the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options:
➢	Return of Premium

➢	Maximum Anniversary Value
If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.
You can find more detailed information about the standard death benefit, the GMDB options, and how they are calculated, including age limitations that apply, under “Death Benefit.”

The payment of a death benefit may have tax consequences (see “Federal Tax Matters”).

Also, any death benefit applicable under a GMDB during the accumulation period will terminate upon the annuity date.

Annuity Payments
•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 90th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1/2. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Federal Tax Matters”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the GMIB for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.
Fees and Charges
•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

•	Rider Charges. If you elect a GMDB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%. New York does not currently impose a premium tax on annuity contracts.

•	Redemption Fee. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the contract fee, the transfer fee, the GMDB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”
Ten Day Right to Review (“Free Look”)
•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.

•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will refund your account value less any bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums as of the date we receive your returned contract.
Replacement of Contracts
•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.
ML Life Insurance Company of New York and the Separate Account

ML Life Insurance Company of New York
We are a stock life insurance company organized under the laws of the State of New York on November 28, 1973 and engaged in the sale of life insurance and annuity products. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
The Separate Account
The ML of New York Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.
We established the Separate Account on July 23, 2002. It is governed by New York law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of
Segregation

•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
•	We own all of the assets in the Separate Account.
•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses.
•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts
•	Subaccounts may be added or closed in the future.

Performance of
Similar Funds

•	All of the underlying mutual funds offered through this Separate Account are available to the general public.
•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks
Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of AEGON USA), and members of the general public.
Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds
The following Funds are available under the Contract.

AIM Growth Series (Invesco Growth Series)
– Class A Shares(1)
Managed by Invesco Advisers, Inc.(2)
Invesco Basic Value Fund(3)
Invesco Mid Cap Core Equity Fund(3)
The AllianceBernstein Trust – Class A Shares
Managed by AllianceBernstein L.P.
AllianceBernstein International Value Fund
AllianceBernstein Small/Mid Cap Value Fund
AllianceBernstein Value Fund
Allianz Funds – Class A Shares
Managed by Allianz Global Investors Fund
Management LLC
Allianz CCM Capital Appreciation Fund
Allianz NFJ Dividend Value Fund
Allianz NFJ Small-Cap Value Fund
American Funds® – Class F Shares
Managed by Capital Research and
Management CompanySM
EuroPacific Growth Fund®
The Bond Fund of America®
The Growth Fund of America®
The Income Fund of America®
The Investment Company of America®
BlackRock Basic Value Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Bond Fund, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock High Income Fund
BlackRock Total Return Fund
BlackRock Fundamental Growth Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Funds II – Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Government Income Portfolio
BlackRock Global Allocation Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Global Growth Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Index Funds, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock S&P 500 Index Fund
BlackRock International Value Trust
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock International Value Fund
BlackRock Large Cap Series Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Value Opportunities Fund, Inc.
– Investor A Shares
Managed by BlackRock Investments, LLC(4)
Columbia Acorn Trust – Class A Shares
Managed by Columbia Wanger Asset Management, L.P.
Columbia Acorn International
Columbia Acorn USA
Columbia Funds Series Trust – Class A Shares
Managed by Columbia Management Investment Advisers, LLC(5)
Columbia Marsico Growth Fund
Davis New York Venture Fund, Inc. – Class A Shares
Managed by Davis Selected Advisers, L.P.
Delaware Group Equity Funds III – Class A Shares
Managed by Delaware Management Company
Delaware Trend Fund®
Dreyfus Appreciation Fund, Inc.
Managed by The Dreyfus Corporation
Eaton Vance Mutual Funds Trust – Class A Shares
Managed by Boston Management and Research
Eaton Vance Floating-Rate Fund
Eaton Vance Special Investment Trust
– Class A Shares
Managed by Boston Management and Research
Eaton Vance Large-Cap Value Fund
Federated Equity Funds – Class A Shares
Managed by Federated Equity Management Company
of Pennsylvania
Federated Capital Appreciation Fund
Federated Kaufmann Fund
JPMorgan Trust II – Class A Shares
Managed by J.P. Morgan Investment Management Inc.(6)
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
Janus Investment Fund – Class A Shares(7)
Managed by Janus Capital Management LLC
Janus Enterprise Fund(8)
Janus Forty Fund(9)
Lord Abbett Affiliated Fund, Inc. – Class A Shares
Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond-Debenture Fund, Inc.
– Class A Shares
Managed by Lord, Abett & Co. LLC

Lord Abbett Mid-Cap Value Fund, Inc.
– Class A Shares
Managed by Lord, Abett & Co. LLC
Oppenheimer Capital Appreciation Fund
– Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Funds®, Inc.
– Class A Shares
Managed by OppenheimerFunds, Inc.
Oppenheimer Main Street Fund®
Oppenheimer Main Street Small Cap Fund®
– Class A Shares
Managed by OppenheimerFunds, Inc.
PIMCO Funds – Class A Shares
Managed by Pacific Investment Management
Company LLC
PIMCO CommodityRealReturn® Strategy Fund
PIMCO Low Duration Fund
PIMCO Real Return Fund
PIMCO Total Return Fund
Pioneer Emerging Markets Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Growth Opportunities Fund
– Class A Shares(10)
Managed by Pioneer Investment Management, Inc.
Pioneer High Yield Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Pioneer Real Estate Shares Fund – Class A Shares
Managed by Pioneer Investment Management, Inc.
Ready Assets Prime Money Fund(11)
Managed by BlackRock Investments, LLC(4)
Seligman Capital Fund, Inc. – Class A Shares
Managed by J. & W. Seligman & Co. Incorporated
Templeton Funds – Class A Shares(12)
Managed by Templeton Global Advisors Limited
Templeton Foreign Fund
Templeton Growth Fund, Inc. – Class A Shares
Managed by Templeton Global Advisors Limited
Transamerica Funds – Class A Shares
Managed by Transamerica Asset Management, Inc.
Transamerica Flexible Income(13)
Transamerica Growth Opportunities
Transamerica Small/Mid Cap Value
Transamerica WMC Diversified Growth(14)
Van Kampen Comstock Fund – Class A Shares
Managed by Van Kampen Asset Management

*	There can be no assurance that the Ready Assets Prime Money Fund portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of contract charges, the yield on the Ready Assets Prime Money Fund Trust subaccount may become extremely low and possibly negative.
(1)	Formerly AIM Growth Series.
(2)	Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A.), Inc. and then Invesco Institutional (N.A.), Inc. was renamed Invesco Advisers, Inc.
(3)	References to “AIM” were replaced with “Invesco” due to branding changes.
(4)	Formerly BlackRock Advisors, LLC.
(5)	Formerly Columbia Management Advisors, LLC.
(6)	The investment advisory business of JPMorgan Investment Advisors Inc. was transferred to J.P. Morgan Investment Management Inc.
(7)	Janus Adviser Series merged into Janus Investment Fund.
(8)	Janus Adviser Mid Cap Growth Fund merged into Janus Enterprise Fund.
(9)	Janus Adviser Forty Fund merged into Janus Forty Fund.
(10)	The Pioneer Small Cap Value Fund merged into Pioneer Growth Opportunities Fund.
(11)	Formerly known as Merrill Lynch Ready Assets Trust.
(12)	Formerly Templeton Funds, Inc.
(13)	Transamerica Convertible Securities merged into Transamerica Flexible Income.
(14)	Formerly known as Transamerica Equity.

As of May 1, 2007, the following Funds are closed to allocations of new premiums and incoming transfers of contract value.
American Century Capital Portfolios, Inc. – A Class Shares
Managed by American Century Investment Management, Inc.
Equity Income Fund
American Century Mutual Funds, Inc. – A Class Shares
Managed by American Century Investment Management, Inc.
Ultra® Fund
BlackRock Global SmallCap Fund, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC(1)
BlackRock Index Funds, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC(1)
BlackRock International Index Fund
BlackRock Small Cap Index Fund
BlackRock Short-Term Bond Series, Inc. – Investor A Shares
Managed by BlackRock Investments, LLC(1)
BlackRock Short-Term Bond Fund
(1)	Formerly BlackRock Advisors, LLC.
Fidelity Advisor Funds – Class A Shares(1)
Managed by Fidelity Management & Research Company
Fidelity® Advisor Equity Growth Fund
(1)	Formerly Fidelity Advisor Series I.
As of November 9, 2007 this fund is closed to allocations of new premiums and incoming transfers of contract value.
Allianz Funds – Class A Shares
Managed by Allianz Global Investors Fund Management LLC
Allianz NFJ Renaissance Fund(1)
(1)	Formerly known as Allianz OCC Renaissance Fund.
As of March 28, 2008, this fund is closed to allocations of new premiums and incoming transfers of contract value.
Cohen & Steers Realty Income Fund, Inc. – Class A Shares
Managed by Cohen & Steers Capital Management, Inc.
In order to obtain copies of the Funds’ prospectuses you may call one of our customer service representatives at 1-800-535-5549.
Certain Payments We Receive With Regard to the Funds
We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.125 to 0.35% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.30% annually.

The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.55% Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Funds), because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.
Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information — Selling the Contract” in this prospectus.
Selection of Underlying Funds
We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.
You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.
The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.
Other Share Classes and Portfolios
The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.
Purchases and Redemptions of Fund Shares; Reinvestment
The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.
Substitution of Investments
We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.
Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”
Ownership of the Contract
The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”
For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account and the annuitant must generally be the account owner and the account must be the beneficiary.

Federal tax law does not permit a change of ownership of a qualified contract. We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged or assigned as collateral for a loan or as a security for the performance of any obligation.
Issuing the Contract
Issue Age. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract. If you elect the GMIB, no annuitant can be more than 75 years old when we issue the Contract. If you elected the GMWB, no annuitant can be more than 80 years old when we issue the Contract.
Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.
Ten Day Right to Review (“Free Look”)
When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days (60 days in the case of a replacement) after you receive the Contract, you may return it for a refund. The Contract will then be deemed void.
To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. We will then refund your account value less any bonus amounts as of the date we receive your returned Contract plus any fees or charges imposed under the Contract. This amount may be more or less than your premiums.
Classes
The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:
➢	B Class — The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment, and an asset-based insurance charge of 1.25% of subaccount assets (guaranteed not to exceed 2.00%).

➢	L Class — The L Class reduces the period of time that a surrender charge applies on withdrawals, but imposes a higher asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment, and an asset-based insurance charge of 1.45% of subaccount assets (guaranteed not to exceed 2.00%).

➢	C Class — The C Class imposes a surrender charge on withdrawals for only one year after each premium payment, but imposes a higher asset-based insurance charge than the B Class and L Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge of 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

➢	XC Class — The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment, and an asset-based insurance charge of 1.65% of subaccount assets (guaranteed not to exceed 2.00%).
Bonus Payment and Recapture (For XC Class)
With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.
Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.
We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

		Then Maximum	Then Current	Then Minimum
		Bonus	Bonus	Bonus
Tier	If Cumulative Premium Payments Are:	Percentage Is:	Percentage Is:	Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	5.5%	4.0%
5	Greater than $1,000,000	7.0%	5.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,0000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.
For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05(tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055(tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.
From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Ten Day Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Bonus Recapture Percentage for
Completed Years Since Receipt	Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if any contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.
We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.
For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:
(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.
If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.
If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix A.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher asset-based insurance charges and higher surrender charges, Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums
Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premiums will be accepted on or after the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 81 for XC Class Contracts; age 83 for B Class Contracts; and age 85 for L Class and C Class Contracts. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or our affiliate, Merrill Lynch Life Insurance Company, or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)
The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, we accept the following as initial premiums:
•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.
Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.
How to Make Payments. You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.
Automatic Investment Feature. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elected the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.
Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Fundamental Growth Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Fundamental Growth Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.
Accumulation Units
Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.
How Are My Contract Transactions Priced?

•	We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•	Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•	For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount, accumulation units are purchased.

•	For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•	To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.
How Do We Determine The Number of Units?

•	We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•	Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•	The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•	The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.
The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.
We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions and Credits — Other Charges.”)
Transfers Among Subaccounts
General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)
Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.
You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
Disruptive Trading. Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.
Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Dollar Cost Averaging Program
What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.
If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.
If you choose the Asset Allocation Program or the Rebalancing Program, or if you elected the GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.
Participating in the DCA Program. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.
Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program.
When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days after the contract date or the date we receive notice of your DCA election at our Service Center. We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.
General. We make available to contract owners an Asset Allocation Program, for which Roszel Advisors, LLC (“Roszel Advisors”) provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay Roszel Advisors 0.075% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® products’ Asset Allocation Programs. We may alter the amount we pay, or cease paying, Roszel Advisors for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:
•	Conservative (formerly, Capital Preservation)

•	Moderately Conservative (formerly, Income)

•	Moderate (formerly, Income & Growth)

•	Moderately Aggressive (formerly, Growth)

•	Aggressive (formerly, Aggressive Growth)

•	All Equity Plus
When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies one or more specific subaccounts and the percentage of premium or account value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.
Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Withdrawal Benefit.”)
Changes to the Composition of Asset Allocation Models. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those Program participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.
Initial Allocation to the Selected Asset Allocation Model. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Ready Assets Prime Money Fund Subaccount. If you elect the Asset Allocation Program at any time after the contract date, we will reallocate your account value on the last business day of the calendar quarter in which we receive the information necessary to process the request in accordance with the selected model in effect at that time.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the account value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in account value in each subaccount due to subaccount performance,

•	increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and

•	any adjustments Roszel Advisors has made to the selected model.
If you elect the Asset Allocation Program after the Contract has been issued, the first quarterly rebalancing will occur at the end of the first calendar quarter following the election.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly.
Other Information. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.
Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.
For more information on Roszel Advisor’s role as investment adviser for Program participants, please see Roszel Advisor’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-333-6524 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
The Asset Allocation Program may be altered at any time by us.
Rebalancing Program
Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.
If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.
We perform this periodic rebalancing to take account of:
•	increases and decreases in account value in each subaccount due to subaccount performance, and

•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.
The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.
For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.
The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.
Partial Withdrawals
When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals — Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and
(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.
Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.
Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
Withdrawals may be subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Tax Matters.”)
Example. Assume that you paid an initial premium of $100,000 for a B Class Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 — $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.
Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)
Minimum Amounts. The minimum amount that may be withdrawn is $100. Unless you have elected the GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.
What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value.
The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.
We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.
Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.
Program Amounts. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:
•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.
Surrenders
At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the Contract must be in writing.
	•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value, minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)

	•	Surrenders may be subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1/2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.
For more information on surrender charges, see “Charges, Deductions, and Credits — Surrender Charge.”
Signature Guarantee
As protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.
The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
Death of Annuitant Prior to Annuity Date
If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)
Death Benefit
Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amounts subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) Generally, if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.
GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 75 or under on the contract date. If you purchase a GMDB, under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the Contract — Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.
The GMDB options are:
•	Return of Premium GMDB

•	Maximum Anniversary Value GMDB
Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates.
GMDB Base – Return of Premium. If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.
For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

      (a) = GMDB Base and

      (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.
An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.
We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA

Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.
GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.
GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits — GMDB Charge.”)
Payment of Death Benefit
Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:
a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.
If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.
The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	•	Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
	•	Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or
	•	Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.
We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received, provided our records reflect the name, current address, and social security or tax identification number of the beneficiary. We will then pay the death benefit in a lump sum, unless there is a spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation plan.
In addition, for multiple beneficiaries, generally we will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. However, if we have on file the name, current address, and social security or tax identification number of a beneficiary who has not provided due proof of death, we will pay that beneficiary his or her share of the death benefit in a lump sum within 60 days following our receipt of a certified death certificate from any source (or until such time as the beneficiary submits due proof of death, if sooner).
If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.
Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Federal Tax Matters — Taxation of Death Benefit Proceeds.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.
Spousal Beneficiary Continuation Option
If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.
The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.
Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If your spouse is over age 75 on the spousal continuation date, the GMDB option will end.
The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)
The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See “Guaranteed Minimum Withdrawal Benefit — Spousal Continuation,” later in this Prospectus.)
Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity contract, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.

Payments to Contract Owners
We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.
We may suspend or defer payments in the event that:
a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.
Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
We reserve the right, at our option, to defer any payments in accordance with the deferment provisions of the Investment Company Act of 1940, as amended. We will add interest from the date of our receipt of a completed request to the date of payment if such payment is not made within 10 days following receipt of the completed request. The annual rate of interest will not be less than 3%.
Contract Changes

Changes to the Contract	•	Requests to change the beneficiary, or annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.
	•	We are not responsible for the validity of such a request.
	•	Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
	•	Any change must be in writing, signed, and received at our Service Center.
	•	At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
	•	We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.
Annuity Payments
We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 90th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate.
Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.
Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity option at our discretion. You may change, the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it.
We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin. The contract provides for gender-based annuity purchase rates when life annuity options are chosen.
The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.
The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.
You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. If the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.
The amount of your annuity payments will not be less than those that would be provided by the application of the annuity value to purchase any single premium immediate annuity contract we then offered to the same class of annuitants.
Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.
Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.
Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.
Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law.
Annuity Options
The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.
Death of Owner During the Annuity Period. If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.
Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:
(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.
The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.
How We Determine Present Value of Future
Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*Life Annuity	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

*Joint and Survivor Life Annuity	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity	This annuity option is available only to IRA Contract owners, Roth IRA Contract owners, and SEP IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.
Guaranteed Minimum Income Benefit
General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer an optional Guaranteed Minimum Income Benefit (“GMIB”) rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the charges collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider.

If you elect GMIB, you cannot elect GMWB.

Because of the 10-year waiting period, you should not
purchase the GMIB rider if you are over age 60 at issue
and may need to annuitize the Contract at age 70 1/2 to
meet Required Minimum Distributions for IRAs,
SEP IRAs, and tax sheltered annuities.
If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider) expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

Important Information About the GMIB Rider:
•	We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•	There is a 10-year waiting period before you can annuitize under the GMIB rider.

•	You must elect the GMIB rider at issue.

•	Once you elect the GMIB rider, you cannot cancel it.

•	You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•	If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.
How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) applied to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.
Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex and ages of the annuitant and any joint annuitant.
GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value, on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:
     (a) = GMIB MAV Base and
     (b) = the account value.
Both (a) and (b) are calculated immediately prior to the withdrawal.
We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Ready Assets Prime Money Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.
GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:
•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

“Adjusted” Withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.
If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
(a) = GMIB Roll-Up Base A and
(b) = the account value in all subaccounts other than the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:
•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.
The GMIB Roll-Up Base B will not be less than zero.

“Adjusted” Withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.
If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:
(a) = GMIB Roll-Up Base B and
(b) = the account value in the Restricted Subaccounts.
Both (a) and (b) are calculated immediately prior to the withdrawal.
GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:
1.	The 20th contract anniversary;

2.	The contract anniversary on or following the oldest annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.
Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% but no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are listed in Appendix E.
We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”
Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.
If you annuitize your Contract at any time other than during a permitted exercise period, (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities) the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund charges paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.
Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:
•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years
If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.
Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.
Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider.

Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.
GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength
and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix C.
Guaranteed Minimum Withdrawal Benefit
The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.
General
If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, and/or that you may live substantially longer than expected and outlive your account value, we offer an optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider for an additional charge. If you elected the GMWB during your lifetime, you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your co-owner’s life, if there are co-owners), subject to certain conditions and restrictions. If you elect the GMWB rider, you cannot elect GMIB.
You should not elect the GMWB if:
•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.
What is the GMWB?
The GMWB is an optional rider that permits you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there are joint annuitants). There is an additional charge for this rider.

Important Information About the GMWB Rider:
•	If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•	If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•	We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your co-owner, if applicable) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•	We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your co-owner’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•	For purposes of the GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the Contract or the rider.

•	You (and your joint annuitant, if any) must be at least 60 and not more than 80 years old when you elected the GMWB rider.

•	If you elected the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•	For both new and existing Contracts, you may elect either the GMWB or the GMIB, but not both optional benefits.

•	Please note that all withdrawals — even withdrawals made while the GMWB is in effect — reduce your account value and death benefit.

•	We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•	Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.

•	If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.
When May I Take Withdrawals?
If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.
In order to make withdrawals and still maintain the rider guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the GMWB Base will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.
What is the Guaranteed Lifetime Amount?
We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount
More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.

Age of Younger Annuitant When First
Withdrawal is Taken on or After the
GMWB Effective Date	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

Once you have elected the rider, if you change or add a joint annuitant, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) annuitant’s age band at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse, age 66, as a joint annuitant and spousal beneficiary on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?
You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.
We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.
What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?
Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.
If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.
What is the GMWB Base?
As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.
Prior to your first withdrawal (for up to 10 years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. (See “GMWB MAV Base” for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the first withdrawal. The

GMWB Base will be reset to equal your contract value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments and you will lose the potential for increases through annual step-ups. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal	Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

As long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal × GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up	On each third contract anniversary after the first withdrawal, if the contract value is greater than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value. The GMWB charge percentage will not change as a result of any step-up.
Please note that if your GMWB increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.
Are Surrender Charges Applicable to Excess Withdrawals?
As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)
Is a Minimum Surrender Value Required After a Partial Withdrawal?
While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.
May I Cancel the GMWB Rider?
You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may not re-elect the GMWB rider after cancellation.
When Will the GMWB Rider Terminate?
The GMWB rider will terminate upon the earliest of:
•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the spousal beneficiary continuation option;

•	death of annuitant (if owner is a custodial IRA Account) if not continued under spousal beneficiary continuation option;

•	termination of the Contract;
•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.
All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract — Inactive Contracts” in your Prospectus.)
What if My Account Value Reaches Zero?
If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an excess withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works
•	We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•	We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•	We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.
Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix D.
Required Minimum Distributions
Beginning in the year in which you reach age 70 1/2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.
Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.
Cumulative withdrawals greater than RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:
(i)	we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the Contract only;

(ii)	we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)	your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.
Excess withdrawal treatment of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.
Allocation Guidelines and Restrictions
If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.
The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.
For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.
Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix E.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:
•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.
For contract owners who purchased the contract on or after April 13, 2009:
Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative; or

•	Moderate.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
For contract owners who purchased the contract prior to April 13, 2009:
Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:
•	Moderately Conservative,

•	Moderate, or

•	Moderately Aggressive.
At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.
If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.
Spousal Continuation
If an eligible spousal beneficiary who was at least 60 on the spousal continuation date or a joint annuitant/spousal beneficiary becomes the owner, we currently reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time. Only the death of the owner (or the primary annuitant, as applicable), may result in spousal continuation. However, if the joint annuitant predeceases the owner (or primary annuitant, as applicable), we will reset the GMWB Base to equal the account value less uncollected charges, if higher as of the date of the joint annuitant’s death. We will also increase the Lifetime Income Percentage if higher than the existing Lifetime Income Percentage.
You must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.
Important note: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.
In the Event of Divorce
In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under the GMWB rider if such joint annuitants divorce before your account value reaches zero.
For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.
Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.
Continuation of the rider. We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the GMWB rider. Upon the death of the sole annuitant, the rider will terminate.
Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with the GMWB rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the GMWB rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.
On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and GMWB rider as a result of divorce.
Benefit Available on Maturity Date
If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.
We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.
GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength
and claims-paying ability.
Inactive Contract
The Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:
1)	No premium payments have been received during the prior 36 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $5,000; and

3)	The account value (less uncollected charges) is less than $5,000.
Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.
Charges, Deductions, and Credits
We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.
Asset-Based Insurance Charge
We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. The current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class.
We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.
If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.
Surrender Charge
When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)
The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since
Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.
The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)
For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.
How The Surrender Charge Works

If you have an L Class Contract, you elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment gain or loss between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.
Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Value Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Value Subaccount.
Contract Fee
We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.
The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:
•	We deduct this fee from your account value on each Contract anniversary before the annuity date.

•	We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.

•	We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee
You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)
GMDB Charge
If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.
GMIB Charge
If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.
GMWB Charge
If you elected the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.
Other Charges
Redemption Fee. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.
Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)
Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.
Changes in Contract Charges or Fees. If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.
Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date. Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.
Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction. New York does not currently impose a premium tax on annuity contracts.
Contract Credits
Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.
Federal Tax Matters

The following summary discussion is based on our understanding of current tax law as the Internal Revenue Service (“IRS”) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.
We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contract
Purchasing the Contract. You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, or SEP IRA Contract, or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.
Taxation of Annuities
Distributions and Required Minimum Distributions. For tax sheltered annuities, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified contracts. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.
Note: The Treasury made changes to the Required Minimum Distribution Rules which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB, GMIB or GMWB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.
Withdrawals. In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.
Although the tax treatment is not clear, if you purchased the GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:
(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.
See Appendix F for GMWB tax examples.
Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request.

Annuity Payments. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the contract.”
Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.
Individual Retirement Annuities
Traditional IRAs. Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.
Roth IRAs. A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed distributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
Other Tax Issues for IRAs and Roth IRAs. Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.
The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.
Tax Sheltered Annuities
Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death, or disability.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. The Contract includes an enhanced death benefit provision that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.
Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?
You may only purchase this Contract as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.
Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.
Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract’s earnings.
•	If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

•	Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,00 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Transfers or Exchanges of a Contract
Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.
Withholding
Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, except for eligible rollover distributions, recipients can usually choose not to have tax withheld from distributions.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Estate, Gift and Generation-Skipping Transfer Taxes in 2010
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.
Possible Changes In Taxation
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
Possible Charge For Our Taxes
Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.
Foreign Tax Credits
To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.
Required Minimum Distributions
Please note that the actuarial present value of additional contract benefits must be added to the account value in calculating RMD withdrawals from annuity contracts funding IRAs and tax sheltered annuities, which could increase the amount you are required to withdraw. RMD rules do not apply to Roth IRA contracts before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser.
Note that RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.
If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.
If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.
When must RMDs be taken? Generally, the first RMD is for the calendar year in which you reach age 70 1/2. The IRS permits you to take this RMD during the calendar year you reach age 70 1/2 or to delay it until some time between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).
If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base. In other words, we will treat RMD withdrawals favorably only for the current calendar year.
Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.
For examples, please see Appendix G and Appendix H.
How are RMDs calculated? There are two methods of calculating RMDs: the account-based method and the annuity-based method. To calculate the RMD for the Contract, we use the account-based method. We determine your RMD for the Contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year.

Account-Based Method:	RMD amount for the Contract = [account value as of Dec 31st ± actuarial present value of optional guarantee(s)] * the applicable RMD Factor
(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.

If you choose an annuity-based method, you do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annuity payout method satisfy IRS regulations.
As long as the total amount you take every year satisfies your overall RMD amount for your IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. If you also own other non-IRA qualified retirement plan assets, you will need to take those assets into account for RMD purposes, as well; however, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.
There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.
Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.
Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.
The yield of the Ready Assets Prime Money Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
The yield of a subaccount (other than the Ready Assets Prime Money Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.
The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.
We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.
Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.
Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.
Other Information

Financial Condition of the Company
We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.
Notices and Elections
To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us at our Service Center of the instructions relating to a transaction in writing (unless we have authorized you to use another method), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. If we have received proper telephone authorization, you may make the following choices via telephone:
(1)	Transfers

(2)	Premium allocation instructions

(3)	Withdrawals, other than full surrenders

(4)	Requests to change the annuity date
We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.
Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.
Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights
We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.
You have voting rights until the annuity date. You may give voting instructions concerning:
(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.
Reports to Contract Owners
At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.
You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.
Changes to the Separate Account
We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through Merrill Lynch Life Agency, Inc. as our insurance agents.
We pay commissions to Merrill Lynch Life Agency, Inc. for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, Merrill Lynch Life Agency, Inc. pays Distributor a portion of the commissions it receives from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from Merrill Lynch Life Agency, Inc. for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The maximum amount of commissions paid to Merrill Lynch Life Agency, Inc. is 5.25% of each premium and up to 1.20% of account value per year. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date the maximum commission payable to the Financial Advisors is 1.50% of the account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.
Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from Merrill Lynch Life Agency, Inc. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than Merrill Lynch Life Agency, Inc. and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
State Regulation
We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.
We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The New York Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.
Legal Proceedings
There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts
The financial statements of ML Life Insurance Company of New York as of December 31, 2009, and for each of the three years in the period ended December 31, 2009 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the ML of New York Variable Annuity Separate Account D as of December 31, 2009, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.
Registration Statements
Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES
(Condensed Financial Information)
Class B

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Invesco Basic Value Fund(1) 3/4/2005 to 12/31/2005	$10.80	$11.53	0
1/1/2006 to 12/31/2006	$11.53	$12.89	0
1/1/2007 to 12/31/2007	$12.89	$12.86	0
1/1/2008 to 12/31/2008	$12.86	$6.12	0
1/1/2009 to 12/31/2009	$6.12	$9.15	0
Invesco Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$10.67	$11.44	0
1/1/2006 to 12/31/2006	$11.44	$12.56	810.5124
1/1/2007 to 12/31/2007	$12.56	$13.63	756.3
1/1/2008 to 12/31/2008	$13.63	$9.76	726.3
1/1/2009 to 12/31/2009	$9.76	$12.55	8,960.0
AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.54	$10.43	2,612.7
1/1/2008 to 12/31/2008	$10.43	$4.79	3,185.3
1/1/2009 to 12/31/2009	$4.79	$6.34	2,441.5
AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$10.88	$11.85	6,254.5158
1/1/2006 to 12/31/2006	$11.85	$13.30	24,847.2924
1/1/2007 to 12/31/2007	$13.30	$13.43	5,426.9
1/1/2008 to 12/31/2008	$13.43	$8.68	5,683.7
1/1/2009 to 12/31/2009	$8.68	$12.16	0
AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$10.75	$11.33	0
1/1/2006 to 12/31/2006	$11.33	$13.56	0
1/1/2007 to 12/31/2007	$13.56	$12.80	0
1/1/2008 to 12/31/2008	$12.80	$7.34	0
1/1/2009 to 12/31/2009	$7.34	$8.64	0
Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.33	$10.11	0
1/1/2007 to 12/31/2007	$10.11	$11.69	0
1/1/2008 to 12/31/2008	$11.69	$6.60	0
1/1/2009 to 12/31/2009	$6.60	$7.99	0
Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.28	1,122.9
1/1/2008 to 12/31/2008	$10.28	$6.47	2,503.5
1/1/2009 to 12/31/2009	$6.47	$7.22	2,801.3
Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.05	$12.18	0
1/1/2006 to 12/31/2006	$12.18	$14.26	320.1896
1/1/2007 to 12/31/2007	$14.26	$14.94	632.2
1/1/2008 to 12/31/2008	$14.94	$10.85	2,037.1
1/1/2009 to 12/31/2009	$10.85	$13.28	1,700.4
Allianz NFJ Renaissance Fund(2) 3/4/2005 to 12/31/2005	$10.16	$10.76	0
1/1/2006 to 12/31/2006	$10.76	$11.91	0
1/1/2007 to 12/31/2007	$11.91	$12.41	0
1/1/2008 to 12/31/2008	$12.41	$7.35	0
1/1/2009 to 12/31/2009	$7.35	$9.69	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.54	$10.75	3,316.1465
1/1/2006 to 12/31/2006	$10.75	$12.66	3,761.7147
1/1/2007 to 12/31/2007	$12.66	$12.68	0
1/1/2008 to 12/31/2008	$12.68	$9.99	0
1/1/2009 to 12/31/2009	$9.99	$11.04	0
American Century Ultra® Fund 3/4/2005 to 12/31/2005	$10.47	$11.02	0
1/1/2006 to 12/31/2006	$11.02	$10.51	0
1/1/2007 to 12/31/2007	$10.51	$12.61	0
1/1/2008 to 12/31/2008	$12.61	$7.23	0
1/1/2009 to 12/31/2009	$7.23	$9.64	0
American Funds® — Bond Fund of America® 3/4/2005 to 12/31/2005	$10.13	$10.26	11,154.8734
1/1/2006 to 12/31/2006	$10.26	$10.74	58,253.7745
1/1/2007 to 12/31/2007	$10.74	$10.96	60,041.1
1/1/2008 to 12/31/2008	$10.96	$9.50	43,546.7
1/1/2009 to 12/31/2009	$9.50	$10.78	34,366.4
American Funds® — EuroPacific Growth Fund® 3/4/2005 to 12/31/2005	$11.12	$13.54	13,794.0351
1/1/2006 to 12/31/2006	$13.54	$16.30	48,100.3393
1/1/2007 to 12/31/2007	$16.30	$19.14	49,444.7
1/1/2008 to 12/31/2008	$19.14	$11.24	48,085.6
1/1/2009 to 12/31/2009	$11.24	$15.44	55,410.3
American Funds® — Growth Fund of America® 3/4/2005 to 12/31/2005	$10.74	$12.33	23,921.8397
1/1/2006 to 12/31/2006	$12.33	$13.51	78,478.8453
1/1/2007 to 12/31/2007	$13.51	$14.80	42,695.3
1/1/2008 to 12/31/2008	$14.80	$8.91	51,874.4
1/1/2009 to 12/31/2009	$8.91	$11.84	19,248.1
American Funds® — Income Fund of America® 3/4/2005 to 12/31/2005	$10.59	$10.95	2,708.6682
1/1/2006 to 12/31/2006	$10.95	$13.01	11,119.0277
1/1/2007 to 12/31/2007	$13.01	$13.33	11,931.2
1/1/2008 to 12/31/2008	$13.33	$9.35	12,103.1
1/1/2009 to 12/31/2009	$9.35	$11.49	12,154.1
American Funds® — Investment Company of America® 3/4/2005 to 12/31/2005	$10.57	$11.31	6,543.5815
1/1/2006 to 12/31/2006	$11.31	$12.96	13,690.4432
1/1/2007 to 12/31/2007	$12.96	$13.55	14,106.9
1/1/2008 to 12/31/2008	$13.55	$8.73	14,449.1
1/1/2009 to 12/31/2009	$8.73	$10.96	15,106.4
BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.46	$11.06	0
1/1/2006 to 12/31/2006	$11.06	$13.37	0
1/1/2007 to 12/31/2007	$13.37	$13.33	14,614.8
1/1/2008 to 12/31/2008	$13.33	$8.34	9,758.1
1/1/2009 to 12/31/2009	$8.34	$10.75	26,420.9
BlackRock Total Return Fund 3/4/2005 to 12/31/2005	$10.11	$10.12	2,956.1458
1/1/2006 to 12/31/2006	$10.12	$10.38	6,752.1275
1/1/2007 to 12/31/2007	$10.38	$10.71	6,695.9
1/1/2008 to 12/31/2008	$10.71	$9.35	6,637.7
1/1/2009 to 12/31/2009	$9.35	$10.71	6,569.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.60	$11.64	0
1/1/2006 to 12/31/2006	$11.64	$11.92	0
1/1/2007 to 12/31/2007	$11.92	$14.12	27,686.4
1/1/2008 to 12/31/2008	$14.12	$8.48	34,337.1
1/1/2009 to 12/31/2009	$8.48	$11.44	32,118.0
BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$10.79	$11.89	5,210.6023
1/1/2006 to 12/31/2006	$11.89	$13.62	19,647.9399
1/1/2007 to 12/31/2007	$13.62	$15.70	20,533.7
1/1/2008 to 12/31/2008	$15.70	$12.31	22,787.3
1/1/2009 to 12/31/2009	$12.31	$14.79	21,528.9
BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.47	$6.07	0
1/1/2009 to 12/31/2009	$6.07	$8.16	0
BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$10.92	$12.62	807.1695
1/1/2006 to 12/31/2006	$12.62	$14.73	822.6452
1/1/2007 to 12/31/2007	$14.73	$16.93	817.2
1/1/2008 to 12/31/2008	$16.93	$10.41	809.9
1/1/2009 to 12/31/2009	$10.41	$13.85	801.2
BlackRock Government Income Fund 10/16/2006 to 12/31/2006	$10.24	$10.39	0
1/1/2007 to 12/31/2007	$10.39	$10.68	0
1/1/2008 to 12/31/2008	$10.68	$11.14	0
1/1/2009 to 12/31/2009	$11.14	$11.00	0
BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.16	$9.79	0
1/1/2008 to 12/31/2008	$9.79	$6.55	0
1/1/2009 to 12/31/2009	$6.55	$10.16	0
BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.07	$12.78	0
1/1/2006 to 12/31/2006	$12.78	$15.87	663.9299
1/1/2007 to 12/31/2007	$15.87	$17.25	0
1/1/2008 to 12/31/2008	$17.25	$9.81	0
1/1/2009 to 12/31/2009	$9.81	$12.40	0
BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.52	$10.86	0
1/1/2008 to 12/31/2008	$10.86	$6.12	0
1/1/2009 to 12/31/2009	$6.12	$7.77	0
BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$10.57	$11.64	0
1/1/2006 to 12/31/2006	$11.64	$13.46	0
1/1/2007 to 12/31/2007	$13.46	$13.01	0
1/1/2008 to 12/31/2008	$13.01	$8.46	0
1/1/2009 to 12/31/2009	$8.46	$10.55	0
BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.68	$11.21	0
1/1/2006 to 12/31/2006	$11.21	$12.75	10,108.0565
1/1/2007 to 12/31/2007	$12.75	$13.22	10,028.7
1/1/2008 to 12/31/2008	$13.22	$8.18	9,929.2
1/1/2009 to 12/31/2009	$8.18	$10.17	9,803.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.98	$10.01	2,496.7
1/1/2006 to 12/31/2006	$10.01	$10.29	0
1/1/2007 to 12/31/2007	$10.29	$10.48	0
1/1/2008 to 12/31/2008	$10.48	$9.62	0
1/1/2009 to 12/31/2009	$9.62	$10.71	0
BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.17	$12.48	9,357.5832
1/1/2006 to 12/31/2006	$12.48	$13.90	14,831.6495
1/1/2007 to 12/31/2007	$13.90	$14.39	15,539.7
1/1/2008 to 12/31/2008	$14.39	$8.89	11,119.7
1/1/2009 to 12/31/2009	$8.89	$10.57	10,836.5
BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.05	$12.28	0
1/1/2006 to 12/31/2006	$12.28	$12.91	0
1/1/2007 to 12/31/2007	$12.91	$13.78	0
1/1/2008 to 12/31/2008	$13.78	$8.58	0
1/1/2009 to 12/31/2009	$8.58	$11.10	31,008.1
BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.07	$12.54	5,600.4581
1/1/2006 to 12/31/2006	$12.54	$14.34	1,433.6527
1/1/2007 to 12/31/2007	$14.34	$14.84	1,413.3
1/1/2008 to 12/31/2008	$14.84	$9.43	1,647.4
1/1/2009 to 12/31/2009	$9.43	$10.62	1,518.6
BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$10.41	$11.96	0
1/1/2006 to 12/31/2006	$11.96	$13.24	282.1061
1/1/2007 to 12/31/2007	$13.24	$12.90	279.6
1/1/2008 to 12/31/2008	$12.90	$7.48	276.7
1/1/2009 to 12/31/2009	$7.48	$9.43	273.4
Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$11.20	$11.82	3,231.9215
1/1/2006 to 12/31/2006	$11.82	$15.17	12,363.2965
1/1/2007 to 12/31/2007	$15.17	$11.93	8,161.9
1/1/2008 to 12/31/2008	$11.93	$7.53	1,003.5
1/1/2009 to 12/31/2009	$7.53	$10.22	990.8
Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.31	$12.67	7,886.2427
1/1/2006 to 12/31/2006	$12.67	$13.50	27,969.6873
1/1/2007 to 12/31/2007	$13.50	$13.76	4,567.3
1/1/2008 to 12/31/2008	$13.76	$8.24	9,091.6
1/1/2009 to 12/31/2009	$8.24	$11.48	7,285.4
Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.66	$11.31	334.5
1/1/2008 to 12/31/2008	$11.31	$6.02	331.5
1/1/2009 to 12/31/2009	$6.02	$8.94	0
Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.10	$10.33	0
1/1/2007 to 12/31/2007	$10.33	$11.63	54,135.0
1/1/2008 to 12/31/2008	$11.63	$6.66	63,123.6
1/1/2009 to 12/31/2009	$6.66	$8.49	1,380.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$10.77	$11.86	6,911.7459
1/1/2006 to 12/31/2006	$11.86	$13.49	29,986.5303
1/1/2007 to 12/31/2007	$13.49	$13.98	7,030.2
1/1/2008 to 12/31/2008	$13.98	$8.28	2,198.0
1/1/2009 to 12/31/2009	$8.28	$10.80	27,950.9
Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.14	$11.56	0
1/1/2006 to 12/31/2006	$11.56	$12.20	0
1/1/2007 to 12/31/2007	$12.20	$13.33	0
1/1/2008 to 12/31/2008	$13.33	$6.94	0
1/1/2009 to 12/31/2009	$6.94	$10.60	0
Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$10.77	$11.00	11,268.4658
1/1/2006 to 12/31/2006	$11.00	$12.63	26,917.6347
1/1/2007 to 12/31/2007	$12.63	$13.29	24,322.3
1/1/2008 to 12/31/2008	$13.29	$8.87	26,831.1
1/1/2009 to 12/31/2009	$8.87	$10.60	0
Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.14	$10.39	4,785.5188
1/1/2006 to 12/31/2006	$10.39	$10.91	26,240.0116
1/1/2007 to 12/31/2007	$10.91	$10.96	0
1/1/2008 to 12/31/2008	$10.96	$7.53	0
1/1/2009 to 12/31/2009	$7.53	$10.87	0
Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.82	14,960.6
1/1/2008 to 12/31/2008	$10.82	$7.00	14,437.8
1/1/2009 to 12/31/2009	$7.00	$8.09	36,078.9
Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.66	$10.96	0
1/1/2006 to 12/31/2006	$10.96	$12.56	0
1/1/2007 to 12/31/2007	$12.56	$13.71	21,690.4
1/1/2008 to 12/31/2008	$13.71	$9.62	24,741.9
1/1/2009 to 12/31/2009	$9.62	$10.85	28,519.8
Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$10.94	$12.50	0
1/1/2006 to 12/31/2006	$12.50	$14.14	659.0605
1/1/2007 to 12/31/2007	$14.14	$16.96	9,675.2
1/1/2008 to 12/31/2008	$16.96	$9.68	6,234.0
1/1/2009 to 12/31/2009	$9.68	$12.39	5,592.1
Fidelity® Advisor Equity Growth Fund 3/4/2005 to 12/31/2005	$10.46	$11.24	0
1/1/2006 to 12/31/2006	$11.24	$11.82	0
1/1/2007 to 12/31/2007	$11.82	$14.75	0
1/1/2008 to 12/31/2008	$14.75	$7.73	0
1/1/2009 to 12/31/2009	$7.73	$9.76	0
Janus Adviser Forty Fund(3) 5/1/2007 to 12/31/2007	$10.56	$13.36	5,7624.7
1/1/2008 to 12/31/2008	$13.36	$7.40	25,463.3
Janus Forty Fund(3) 7/6/2009 to 12/31/2009	$8.65	$10.51	37,377.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Janus Adviser Mid Cap Growth Fund(4) 5/1/2007 to 12/31/2007	$10.58	$11.59	11,867.1
1/1/2008 to 12/31/2008	$11.59	$6.77	8,869.5
Janus Enterprise Fund(4) 7/6/2009 to 12/31/2009	$9.93	$12.73	4,551.1
JPMorgan Multi-Cap Market Neutral Fund 6/30/2006 to 12/31/2006	$10.34	$10.55	22,286.2977
1/1/2007 to 12/31/2007	$10.55	$10.13	1,098.0
1/1/2008 to 12/31/2008	$10.13	$9.97	3,719.1
1/1/2009 to 12/31/2009	$9.97	$9.82	3,678.7
JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.19	$10.97	0
1/1/2008 to 12/31/2008	$10.97	$6.14	0
1/1/2009 to 12/31/2009	$6.14	$8.42	0
Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$10.63	$11.27	676.04
1/1/2006 to 12/31/2006	$11.27	$13.10	16,955.9278
1/1/2007 to 12/31/2007	$13.10	$13.41	13,931.0
1/1/2008 to 12/31/2008	$13.41	$8.32	10,534.8
1/1/2009 to 12/31/2009	$8.32	$9.81	778.9
Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$10.01	$10.43	0
1/1/2006 to 12/31/2006	$10.43	$11.32	0
1/1/2007 to 12/31/2007	$11.32	$11.77	0
1/1/2008 to 12/31/2008	$11.77	$9.27	0
1/1/2009 to 12/31/2009	$9.27	$12.40	0
Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.03	$12.05	2,556.4933
1/1/2006 to 12/31/2006	$12.05	$13.37	2,805.5965
1/1/2007 to 12/31/2007	$13.37	$13.28	9,726.7
1/1/2008 to 12/31/2008	$13.28	$7.94	1,854.6
1/1/2009 to 12/31/2009	$7.94	$9.93	609.0
Ready Assets Prime Money Fund(5) 3/4/2005 to 12/31/2005	$10.03	$10.14	11,190.8553
1/1/2006 to 12/31/2006	$10.14	$10.46	139.289
1/1/2007 to 12/31/2007	$10.46	$10.82	138.1
1/1/2008 to 12/31/2008	$10.82	$10.96	137.0
1/1/2009 to 12/31/2009	$10.96	$10.85	135.6
Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.61	$11.17	0
1/1/2006 to 12/31/2006	$11.17	$11.86	0
1/1/2007 to 12/31/2007	$11.86	$13.33	0
1/1/2008 to 12/31/2008	$13.33	$7.12	0
1/1/2009 to 12/31/2009	$7.12	$10.10	0
Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.64	$11.33	0
1/1/2006 to 12/31/2006	$11.33	$12.85	0
1/1/2007 to 12/31/2007	$12.85	$13.23	269.9
1/1/2008 to 12/31/2008	$13.23	$8.00	267.5
1/1/2009 to 12/31/2009	$8.00	$10.17	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$10.92	$12.41	2,122.1728
1/1/2006 to 12/31/2006	$12.41	$14.05	0
1/1/2007 to 12/31/2007	$14.05	$13.66	0
1/1/2008 to 12/31/2008	$13.66	$8.32	0
1/1/2009 to 12/31/2009	$8.32	$11.26	0
PIMCO CommodityRealReturn® Strategy Fund 3/4/2005 to 12/31/2005	$9.87	$11.49	3,323.9141
1/1/2006 to 12/31/2006	$11.49	$10.96	17,496.5961
1/1/2007 to 12/31/2007	$10.96	$13.33	18,502.0
1/1/2008 to 12/31/2008	$13.33	$7.41	13,000.2
1/1/2009 to 12/31/2009	$7.41	$10.21	9,407.6
PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.53	0
1/1/2008 to 12/31/2008	$10.53	$10.22	0
1/1/2009 to 12/31/2009	$10.22	$11.40	0
PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.37	$10.34	2,544.3642
1/1/2006 to 12/31/2006	$10.34	$10.20	4,592.5723
1/1/2007 to 12/31/2007	$10.20	$11.19	29,142.9
1/1/2008 to 12/31/2008	$11.19	$10.29	26,931.5
1/1/2009 to 12/31/2009	$10.29	$12.04	15,271.9
PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.19	$10.21	20,630.8371
1/1/2006 to 12/31/2006	$10.21	$10.44	78,636.7333
1/1/2007 to 12/31/2007	$10.44	$11.19	87,167.6
1/1/2008 to 12/31/2008	$11.19	$11.53	137,230.7
1/1/2009 to 12/31/2009	$11.53	$12.91	112,310.8
Pioneer Fund 3/4/2005 to 12/31/2005	$10.76	$11.49	7,727.5544
1/1/2006 to 12/31/2006	$11.49	$13.21	48,500.605
1/1/2007 to 12/31/2007	$13.21	$13.66	1,220.3
1/1/2008 to 12/31/2008	$13.66	$8.85	0
1/1/2009 to 12/31/2009	$8.85	$10.86	0
Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$9.80	$10.43	846.5005
1/1/2006 to 12/31/2006	$10.43	$11.39	1,231.3252
1/1/2007 to 12/31/2007	$11.39	$12.03	362.9
1/1/2008 to 12/31/2008	$12.03	$7.48	351.7
1/1/2009 to 12/31/2009	$7.48	$11.98	4,072.8
Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.94	0
1/1/2007 to 12/31/2007	$11.94	$16.74	218.8
1/1/2008 to 12/31/2008	$16.74	$6.77	153.5
1/1/2009 to 12/31/2009	$6.77	$11.61	7,326.2
Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.58	$6.34	6,505.0
1/1/2009 to 12/31/2009	$6.34	$8.14	6,703.5
Pioneer Small Cap Value Fund(6) 3/4/2005 to 12/31/2005	$10.71	$12.37	0
1/1/2006 to 12/31/2006	$12.37	$13.98	0
1/1/2007 to 12/31/2007	$13.98	$12.74	0
1/1/2008 to 12/31/2008	$12.74	$7.79	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Pioneer Growth Opportunities Fund(6) 8/28/2009 to 12/31/2009	$10.53	$11.33	0
Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.09	0
1/1/2006 to 12/31/2008	$11.09	$5.65	0
1/1/2007 to 12/31/2009	$5.65	$8.36	0
Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.06	$12.43	2,157.0807
1/1/2006 to 12/31/2006	$12.43	$14.72	2,070.6807
1/1/2007 to 12/31/2007	$14.72	$17.04	1,847.5
1/1/2008 to 12/31/2008	$17.04	$9.07	1,921.9
1/1/2009 to 12/31/2009	$9.07	$13.41	1,868.7
Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.99	$11.95	4,126.2572
1/1/2006 to 12/31/2006	$11.95	$14.38	0
1/1/2007 to 12/31/2007	$14.38	$14.51	0
1/1/2008 to 12/31/2008	$14.51	$8.10	0
1/1/2009 to 12/31/2009	$8.10	$10.47	0
Transamerica Convertible Securities(7) 5/1/2008 to 12/31/2008	$10.49	$6.87	0
Transamerica Flexible Income(7) 11/12/2009 to 12/31/2009	$1.00	$1.02	0
Transamerica WMC Diversified Growth(8) 5/1/2008 to 12/31/2008	$10.84	$6.22	0
1/1/2009 to 12/31/2009	$6.22	$7.94	0
Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.75	0
1/1/2009 to 12/31/2009	$6.75	$9.00	0
Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.39	$6.33	0
1/1/2009 to 12/31/2009	$6.33	$8.91	0
Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$10.77	$11.23	9,195.8852
1/1/2006 to 12/31/2006	$11.23	$12.87	750.9388
1/1/2007 to 12/31/2007	$12.87	$12.47	751.2
1/1/2008 to 12/31/2008	$12.47	$7.89	720.1
1/1/2009 to 12/31/2009	$7.89	$10.09	774.3

Class L

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco Basic Value Fund(1) 3/4/2005 to 12/31/2005	$10.79	$11.50	0
1/1/2006 to 12/31/2006	$11.50	$12.83	0
1/1/2007 to 12/31/2007	$12.83	$12.78	0
1/1/2008 to 12/31/2008	$12.78	$6.06	0
1/1/2009 to 12/31/2009	$6.06	$9.06	0
Invesco Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$10.66	$11.42	0
1/1/2006 to 12/31/2006	$11.42	$12.50	0
1/1/2007 to 12/31/2007	$12.50	$13.54	0
1/1/2008 to 12/31/2008	$13.54	$9.68	2,725.0
1/1/2009 to 12/31/2009	$9.68	$12.42	28,587.6
AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.54	$10.41	2,630.3
1/1/2008 to 12/31/2008	$10.41	$4.77	6,903.7
1/1/2009 to 12/31/2009	$4.77	$6.31	7,108.5
AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$10.87	$11.82	13,743.1226
1/1/2006 to 12/31/2006	$11.82	$13.24	52,541.9812
1/1/2007 to 12/31/2007	$13.24	$13.35	23,290.3
1/1/2008 to 12/31/2008	$13.35	$8.61	23,806.9
1/1/2009 to 12/31/2009	$8.61	$12.03	6,295.8
AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$10.74	$11.30	0
1/1/2006 to 12/31/2006	$11.30	$13.50	4,064.6881
1/1/2007 to 12/31/2007	$13.50	$12.71	1,647.1
1/1/2008 to 12/31/2008	$12.71	$7.28	0
1/1/2009 to 12/31/2009	$7.28	$8.55	0
Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.32	$10.09	1,635.9127
1/1/2007 to 12/31/2007	$10.09	$11.64	1,534.9
1/1/2008 to 12/31/2008	$11.64	$6.57	1,743.6
1/1/2009 to 12/31/2009	$6.57	$7.93	1,853.6
Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.26	1,084.9
1/1/2008 to 12/31/2008	$10.26	$6.45	7,738.2
1/1/2009 to 12/31/2009	$6.45	$7.17	9,373.3
Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.04	$12.15	5,601.0663
1/1/2006 to 12/31/2006	$12.15	$14.20	9,254.5205
1/1/2007 to 12/31/2007	$14.20	$14.85	4,196.7
1/1/2008 to 12/31/2008	$14.85	$10.76	4,636.1
1/1/2009 to 12/31/2009	$10.76	$13.14	3,796.1
Allianz NFJ Renaissance Fund(2) 3/4/2005 to 12/31/2005	$10.15	$10.74	0
1/1/2006 to 12/31/2006	$10.74	$11.85	2,643.3497
1/1/2007 to 12/31/2007	$11.85	$12.33	0
1/1/2008 to 12/31/2008	$12.33	$7.29	0
1/1/2009 to 12/31/2009	$7.29	$9.59	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.53	$10.72	611.4753
1/1/2006 to 12/31/2006	$10.72	$12.61	1,013.1658
1/1/2007 to 12/31/2007	$12.61	$12.60	1,934.9
1/1/2008 to 12/31/2008	$12.60	$9.90	1,919.3
1/1/2009 to 12/31/2009	$9.90	$10.93	1,469.2
American Century Ultra ® Fund 3/4/2005 to 12/31/2005	$10.45	$11.00	0
1/1/2006 to 12/31/2006	$11.00	$10.46	0
1/1/2007 to 12/31/2007	$10.46	$12.53	0
1/1/2008 to 12/31/2008	$12.53	$7.17	0
1/1/2009 to 12/31/2009	$7.17	$9.54	0
American Funds® — Bond Fund of America® 3/4/2005 to 12/31/2005	$10.11	$10.24	16,343.6729
1/1/2006 to 12/31/2006	$10.24	$10.69	96,859.0467
1/1/2007 to 12/31/2007	$10.69	$10.89	144,758.3
1/1/2008 to 12/31/2008	$10.89	$9.42	110,850.4
1/1/2009 to 12/31/2009	$9.42	$10.67	112,441.9
American Funds® — EuroPacific Growth Fund® 3/4/2005 to 12/31/2005	$11.11	$13.51	22,864.6144
1/1/2006 to 12/31/2006	$13.51	$16.22	82,017.094
1/1/2007 to 12/31/2007	$16.22	$19.02	141,367.1
1/1/2008 to 12/31/2008	$19.02	$11.14	149,566.5
1/1/2009 to 12/31/2009	$11.14	$15.28	175,103.2
American Funds® — Growth Fund of America® 3/4/2005 to 12/31/2005	$10.73	$12.30	33,473.735
1/1/2006 to 12/31/2006	$12.30	$13.45	162,863.825
1/1/2007 to 12/31/2007	$13.45	$14.71	153,936.1
1/1/2008 to 12/31/2008	$14.71	$8.83	200,941.3
1/1/2009 to 12/31/2009	$8.83	$11.71	99,009.1
American Funds® — Income Fund of America® 3/4/2005 to 12/31/2005	$10.57	$10.93	9,606.0233
1/1/2006 to 12/31/2006	$10.93	$12.95	20,090.6119
1/1/2007 to 12/31/2007	$12.95	$13.24	62,047.3
1/1/2008 to 12/31/2008	$13.24	$9.27	55,138.7
1/1/2009 to 12/31/2009	$9.27	$11.37	42,599.7
American Funds® — Investment Company of America® 3/4/2005 to 12/31/2005	$10.56	$11.29	9,642.691
1/1/2006 to 12/31/2006	$11.29	$12.90	17,931.8607
1/1/2007 to 12/31/2007	$12.90	$13.46	38,529.9
1/1/2008 to 12/31/2008	$13.46	$8.65	38,928.1
1/1/2009 to 12/31/2009	$8.65	$10.85	35,463.9
BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.45	$11.03	0
1/1/2006 to 12/31/2006	$11.03	$13.31	0
1/1/2007 to 12/31/2007	$13.31	$13.24	33,797.6
1/1/2008 to 12/31/2008	$13.24	$8.27	27,297.0
1/1/2009 to 12/31/2009	$8.27	$10.64	77,326.2
BlackRock Total Return Fund 3/4/2005 to 12/31/2005	$10.10	$10.09	0
1/1/2006 to 12/31/2006	$10.09	$10.34	4,199.2686
1/1/2007 to 12/31/2007	$10.34	$10.64	4,752.4
1/1/2008 to 12/31/2008	$10.64	$9.28	3,927.1
1/1/2009 to 12/31/2009	$9.28	$10.60	7,180.6

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.59	$11.61	0
1/1/2006 to 12/31/2006	$11.61	$11.87	0
1/1/2007 to 12/31/2007	$11.87	$14.03	82,331.0
1/1/2008 to 12/31/2008	$14.03	$8.41	98,123.4
1/1/2009 to 12/31/2009	$8.41	$11.32	96,100.3
BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$10.78	$11.86	7,315.5806
1/1/2006 to 12/31/2006	$11.86	$13.56	46,621.1645
1/1/2007 to 12/31/2007	$13.56	$15.60	75,624.2
1/1/2008 to 12/31/2008	$15.60	$12.21	69,741.3
1/1/2009 to 12/31/2009	$12.21	$14.64	71,010.6
BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.46	$6.06	2,137.1
1/1/2009 to 12/31/2009	$6.06	$8.13	2,361.2
BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$10.90	$12.59	3,026.8493
1/1/2006 to 12/31/2006	$12.59	$14.67	3,862.7081
1/1/2007 to 12/31/2007	$14.67	$16.82	1,910.0
1/1/2008 to 12/31/2008	$16.82	$10.32	1,893.7
1/1/2009 to 12/31/2009	$10.32	$13.70	1,872.6
BlackRock Government Income Fund 10/16/2006 to 12/31/2006	$10.23	$10.38	0
1/1/2007 to 12/31/2007	$10.38	$10.64	0
1/1/2008 to 12/31/2008	$10.64	$11.09	0
1/1/2009 to 12/31/2009	$11.09	$10.92	0
BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.15	$9.77	0
1/1/2008 to 12/31/2008	$9.77	$6.52	0
1/1/2009 to 12/31/2009	$6.52	$10.11	0
BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.05	$12.75	0
1/1/2006 to 12/31/2006	$12.75	$15.80	1,455.393
1/1/2007 to 12/31/2007	$15.80	$17.14	342.5
1/1/2008 to 12/31/2008	$17.14	$9.73	339.6
1/1/2009 to 12/31/2009	$9.73	$12.27	336.0
BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.52	$10.85	1,635.3
1/1/2008 to 12/31/2008	$10.85	$6.10	1,990.4
1/1/2009 to 12/31/2009	$6.10	$7.72	1,783.6
BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$10.56	$11.61	0
1/1/2006 to 12/31/2006	$11.61	$13.40	0
1/1/2007 to 12/31/2007	$13.40	$12.93	0
1/1/2008 to 12/31/2008	$12.93	$8.38	0
1/1/2009 to 12/31/2009	$8.38	$10.44	0
BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.67	$11.18	1,380.8985
1/1/2006 to 12/31/2006	$11.18	$12.69	1,764.562
1/1/2007 to 12/31/2007	$12.69	$13.13	2,094.9
1/1/2008 to 12/31/2008	$13.13	$8.11	2,448.9
1/1/2009 to 12/31/2009	$8.11	$10.06	4,271.3

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.97	$9.99	5,310.7
1/1/2006 to 12/31/2006	$9.99	$10.24	1,019.4
1/1/2007 to 12/31/2007	$10.24	$10.42	1,948.1
1/1/2008 to 12/31/2008	$10.42	$9.53	0
1/1/2009 to 12/31/2009	$9.53	$10.60	0
BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.15	$12.45	1,687.6512
1/1/2006 to 12/31/2006	$12.45	$13.84	3,147.6262
1/1/2007 to 12/31/2007	$13.84	$14.30	7,985.2
1/1/2008 to 12/31/2008	$14.30	$8.81	8,563.5
1/1/2009 to 12/31/2009	$8.81	$10.46	8,662.2
BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.03	$12.25	2,247.4691
1/1/2006 to 12/31/2006	$12.25	$12.85	2,246.3072
1/1/2007 to 12/31/2007	$12.85	$13.69	2,267.5
1/1/2008 to 12/31/2008	$13.69	$8.51	2,255.7
1/1/2009 to 12/31/2009	$8.51	$10.98	95,006.2
BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.05	$12.51	13,220.506
1/1/2006 to 12/31/2006	$12.51	$14.28	8,340.6178
1/1/2007 to 12/31/2007	$14.28	$14.75	13,257.8
1/1/2008 to 12/31/2008	$14.75	$9.35	12,803.9
1/1/2009 to 12/31/2009	$9.35	$10.51	10,835.3
BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$10.39	$11.93	230.9045
1/1/2006 to 12/31/2006	$11.93	$13.18	1,661.1722
1/1/2007 to 12/31/2007	$13.18	$12.81	2,063.3
1/1/2008 to 12/31/2008	$12.81	$7.42	2,255.3
1/1/2009 to 12/31/2009	$7.42	$9.33	2,330.1
Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$11.18	$11.79	6,533.8383
1/1/2006 to 12/31/2006	$11.79	$15.10	22,725.3432
1/1/2007 to 12/31/2007	$15.10	$11.85	28,107.2
1/1/2008 to 12/31/2008	$11.85	$7.47	2,088.2
1/1/2009 to 12/31/2009	$7.47	$10.11	1,161.3
Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.30	$12.63	10,316.4122
1/1/2006 to 12/31/2006	$12.63	$13.44	51,555.9624
1/1/2007 to 12/31/2007	$13.44	$13.67	8,927.6
1/1/2008 to 12/31/2008	$13.67	$8.17	31,788.8
1/1/2009 to 12/31/2009	$8.17	$11.36	26,315.1
Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.66	$11.29	0
1/1/2008 to 12/31/2008	$11.29	$6.00	2,201.1
1/1/2009 to 12/31/2009	$6.00	$8.89	2,127.4
Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.09	$10.32	7,500.2399
1/1/2007 to 12/31/2007	$10.32	$11.59	158,492.3
1/1/2008 to 12/31/2008	$11.59	$6.62	182,124.0
1/1/2009 to 12/31/2009	$6.62	$8.42	5,418.9

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$10.76	$11.83	0
1/1/2006 to 12/31/2006	$11.83	$13.43	63,319.723
1/1/2007 to 12/31/2007	$13.43	$13.89	53,204.9
1/1/2008 to 12/31/2008	$13.89	$8.21	55,053.3
1/1/2009 to 12/31/2009	$8.21	$10.69	127,595.3
Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.13	$11.53	242.5996
1/1/2006 to 12/31/2006	$11.53	$12.15	423.3795
1/1/2007 to 12/31/2007	$12.15	$13.24	2,713.7
1/1/2008 to 12/31/2008	$13.24	$6.88	2,721.9
1/1/2009 to 12/31/2009	$6.88	$10.49	2,881.2
Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$10.75	$10.97	22,664.7535
1/1/2006 to 12/31/2006	$10.97	$12.57	50,957.9031
1/1/2007 to 12/31/2007	$12.57	$13.20	74,519.0
1/1/2008 to 12/31/2008	$13.20	$8.80	87,897.3
1/1/2009 to 12/31/2009	$8.80	$10.49	9,112.5
Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.12	$10.37	10,136.073
1/1/2006 to 12/31/2006	$10.37	$10.86	37,918.8716
1/1/2007 to 12/31/2007	$10.86	$10.89	0
1/1/2008 to 12/31/2008	$10.89	$7.46	0
1/1/2009 to 12/31/2009	$7.46	$10.75	0
Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.80	41,447.6
1/1/2008 to 12/31/2008	$10.80	$6.97	33,883.5
1/1/2009 to 12/31/2009	$6.97	$8.04	100,849.1
Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.64	$10.93	0
1/1/2006 to 12/31/2006	$10.93	$12.50	0
1/1/2007 to 12/31/2007	$12.50	$13.63	63,971.0
1/1/2008 to 12/31/2008	$13.63	$9.54	70,903.7
1/1/2009 to 12/31/2009	$9.54	$10.73	84,675.5
Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$10.93	$12.47	0
1/1/2006 to 12/31/2006	$12.47	$14.08	1,171.9892
1/1/2007 to 12/31/2007	$14.08	$16.85	26,859.3
1/1/2008 to 12/31/2008	$16.85	$9.59	19,450.1
1/1/2009 to 12/31/2009	$9.59	$12.26	19,637.6
Fidelity® Advisor Equity Growth Fund 3/4/2005 to 12/31/2005	$10.45	$11.21	0
1/1/2006 to 12/31/2006	$11.21	$11.77	0
1/1/2007 to 12/31/2007	$11.77	$14.65	0
1/1/2008 to 12/31/2008	$14.65	$7.66	0
1/1/2009 to 12/31/2009	$7.66	$9.66	0
Janus Adviser Forty Fund(3) 5/1/2007 to 12/31/2007	$10.55	$13.34	162,934.4
1/1/2008 to 12/31/2008	$13.34	$7.38	72,236.7

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Janus Forty Fund(3) 7/6/2009 to 12/31/2009	$8.60	$10.45	109,698.9
Janus Adviser Mid Cap Growth Fund(4) 5/1/2007 to 12/31/2007	$10.57	$11.57	36,177.1
1/1/2008 to 12/31/2008	$11.57	$6.75	25,654.9
Janus Enterprise Fund(4) 7/6/2009 to 12/31/2009	$9.93	$12.72	13,918.3
JPMorgan Multi-Cap Market Neutral Fund 6/30/2006 to 12/31/2006	$10.34	$10.53	36,993.0713
1/1/2007 to 12/31/2007	$10.53	$10.09	1,051.9
1/1/2008 to 12/31/2008	$10.09	$9.92	739.0
1/1/2009 to 12/31/2009	$9.92	$9.74	890.0
JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.19	$10.95	0
1/1/2008 to 12/31/2008	$10.95	$6.12	0
1/1/2009 to 12/31/2009	$6.12	$8.37	0
Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$10.62	$11.25	592.8077
1/1/2006 to 12/31/2006	$11.25	$13.04	27,582.5803
1/1/2007 to 12/31/2007	$13.04	$13.32	34,544.3
1/1/2008 to 12/31/2008	$13.32	$8.25	28,319.4
1/1/2009 to 12/31/2009	$8.25	$9.71	946.3
Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$9.99	$10.40	1,241.067
1/1/2006 to 12/31/2006	$10.40	$11.26	8,811.7654
1/1/2007 to 12/31/2007	$11.26	$11.69	9,351.9
1/1/2008 to 12/31/2008	$11.69	$9.19	9,285.5
1/1/2009 to 12/31/2009	$9.19	$12.27	9,919.8
Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.01	$12.02	7,310.0456
1/1/2006 to 12/31/2006	$12.02	$13.31	16,117.3827
1/1/2007 to 12/31/2007	$13.31	$13.19	28,893.6
1/1/2008 to 12/31/2008	$13.19	$7.87	9,413.0
1/1/2009 to 12/31/2009	$7.87	$9.83	9,571.1
Ready Assets Prime Money Fund(5) 3/4/2005 to 12/31/2005	$10.02	$10.11	12,490.7847
1/1/2006 to 12/31/2006	$10.11	$10.41	583.1853
1/1/2007 to 12/31/2007	$10.41	$10.75	4,151.7
1/1/2008 to 12/31/2008	$10.75	$10.87	1,254.8
1/1/2009 to 12/31/2009	$10.87	$10.74	1,611.8
Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.60	$11.15	594.6781
1/1/2006 to 12/31/2006	$11.15	$11.81	2,114.3701
1/1/2007 to 12/31/2007	$11.81	$13.24	2,097.4
1/1/2008 to 12/31/2008	$13.24	$7.06	3,323.9
1/1/2009 to 12/31/2009	$7.06	$9.99	4,219.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.63	$11.30	0
1/1/2006 to 12/31/2006	$11.30	$12.80	0
1/1/2007 to 12/31/2007	$12.80	$13.14	2,281.2
1/1/2008 to 12/31/2008	$13.14	$7.93	0
1/1/2009 to 12/31/2009	$7.93	$10.07	917.8
Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$10.90	$12.38	4,189.8296
1/1/2006 to 12/31/2006	$12.38	$13.98	0
1/1/2007 to 12/31/2007	$13.98	$13.57	149.3
1/1/2008 to 12/31/2008	$13.57	$8.25	353.2
1/1/2009 to 12/31/2009	$8.25	$11.14	428.8
PIMCO CommodityRealReturn® Strategy Fund 3/4/2005 to 12/31/2005	$9.86	$11.46	6,953.4128
1/1/2006 to 12/31/2006	$11.46	$10.91	48,120.161
1/1/2007 to 12/31/2007	$10.91	$13.24	72,124.2
1/1/2008 to 12/31/2008	$13.24	$7.35	55,569.6
1/1/2009 to 12/31/2009	$7.35	$10.10	49,384.7
PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.51	0
1/1/2008 to 12/31/2008	$10.51	$10.18	1,361.2
1/1/2009 to 12/31/2009	$10.18	$11.34	2,640.3
PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.36	$10.32	0
1/1/2006 to 12/31/2006	$10.32	$10.15	8,411.4017
1/1/2007 to 12/31/2007	$10.15	$11.12	65,301.5
1/1/2008 to 12/31/2008	$11.12	$10.21	70,557.7
1/1/2009 to 12/31/2009	$10.21	$11.92	37,311.2
PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.18	$10.18	41,270.1705
1/1/2006 to 12/31/2006	$10.18	$10.39	120,758.6212
1/1/2007 to 12/31/2007	$10.39	$11.12	228,462.7
1/1/2008 to 12/31/2008	$11.12	$11.43	288,282.6
1/1/2009 to 12/31/2009	$11.43	$12.78	241,668.5
Pioneer Fund 3/4/2005 to 12/31/2005	$10.75	$11.46	15,628.8914
1/1/2006 to 12/31/2006	$11.46	$13.15	82,517.032
1/1/2007 to 12/31/2007	$13.15	$13.57	0
1/1/2008 to 12/31/2008	$13.57	$8.77	0
1/1/2009 to 12/31/2009	$8.77	$10.74	0
Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$9.79	$10.40	0
1/1/2006 to 12/31/2006	$10.40	$11.34	2,085.8764
1/1/2007 to 12/31/2007	$11.34	$11.95	2,075.2
1/1/2008 to 12/31/2008	$11.95	$7.42	5,129.5
1/1/2009 to 12/31/2009	$7.42	$11.86	13,704.6
Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.92	15,304.4629
1/1/2007 to 12/31/2007	$11.92	$16.68	13,016.9
1/1/2008 to 12/31/2008	$16.68	$6.74	21,025.4
1/1/2009 to 12/31/2009	$6.74	$11.52	39,155.8
Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.58	$6.33	18,131.5
1/1/2009 to 12/31/2009	$6.33	$8.11	20,074.0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Pioneer Small Cap Value Fund(6) 3/4/2005 to 12/31/2005	$10.69	$12.34	0
1/1/2006 to 12/31/2006	$12.34	$13.92	0
1/1/2007 to 12/31/2007	$13.92	$12.66	0
1/1/2008 to 12/31/2008	$12.66	$7.72	0
Pioneer Growth Opportunities Fund(6) 8/28/2009 to 12/31/2009	$10.53	$11.32	0
Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.08	0
1/1/2008 to 12/31/2008	$11.08	$5.63	0
1/1/2009 to 12/31/2009	$5.63	$8.31	0
Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.05	$12.39	0
1/1/2006 to 12/31/2006	$12.39	$14.65	9,494.0836
1/1/2007 to 12/31/2007	$14.65	$16.93	10,506.7
1/1/2008 to 12/31/2008	$16.93	$8.99	7,955.8
1/1/2009 to 12/31/2009	$8.99	$13.27	5,565.7
Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.98	$11.92	8,158.2259
1/1/2006 to 12/31/2006	$11.92	$14.32	652.9001
1/1/2007 to 12/31/2007	$14.32	$14.42	646.7
1/1/2008 to 12/31/2008	$14.42	$8.03	640.4
1/1/2009 to 12/31/2009	$8.03	$10.36	632.2
Transamerica Convertible Securities(7) 5/1/2008 to 12/31/2008	$10.45	$6.86	0
Transamerica Flexible Income(7) 11/12/2009 to 12/31/2009	$1.00	$1.02	17,465.7
Transamerica WMC Diversified Growth(8) 5/1/2008 to 12/31/2008	$10.84	$6.21	0
1/1/2009 to 12/31/2009	$6.21	$7.92	0
Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.74	0
1/1/2009 to 12/31/2009	$6.74	$8.97	0
Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.39	$6.32	0
1/1/2009 to 12/31/2009	$6.32	$8.88	964.5
Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$10.75	$11.20	20,335.5087
1/1/2006 to 12/31/2006	$11.20	$12.81	2,979.3851
1/1/2007 to 12/31/2007	$12.81	$12.38	4,822.2
1/1/2008 to 12/31/2008	$12.38	$7.82	4,888.1
1/1/2009 to 12/31/2009	$7.82	$9.98	4,085.7

Class C

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Invesco Basic Value Fund(1) 3/4/2005 to 12/31/2005	$10.78	$11.48	0
1/1/2006 to 12/31/2006	$11.48	$12.79	0
1/1/2007 to 12/31/2007	$12.79	$12.72	0
1/1/2008 to 12/31/2008	$12.72	$6.03	0
1/1/2009 to 12/31/2009	$6.03	$8.99	0
Invesco Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$10.65	$11.39	0
1/1/2006 to 12/31/2006	$11.39	$12.46	0
1/1/2007 to 12/31/2007	$12.46	$13.47	0
1/1/2008 to 12/31/2008	$13.47	$9.62	0
1/1/2009 to 12/31/2009	$9.62	$12.32	992.4
AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.53	$10.40	0
1/1/2008 to 12/31/2008	$10.40	$4.75	0
1/1/2009 to 12/31/2009	$4.75	$6.28	0
AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$10.86	$11.80	2,594.9923
1/1/2006 to 12/31/2006	$11.80	$13.19	3,971.1004
1/1/2007 to 12/31/2007	$13.19	$13.28	767.8
1/1/2008 to 12/31/2008	$13.28	$8.55	619.3
1/1/2009 to 12/31/2009	$8.55	$11.94	0
AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$10.73	$11.28	0
1/1/2006 to 12/31/2006	$11.28	$13.46	0
1/1/2007 to 12/31/2007	$13.46	$12.65	0
1/1/2008 to 12/31/2008	$12.65	$7.24	0
1/1/2009 to 12/31/2009	$7.24	$8.48	0
Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.32	$10.08	0
1/1/2007 to 12/31/2007	$10.08	$11.61	0
1/1/2008 to 12/31/2008	$11.61	$6.54	0
1/1/2009 to 12/31/2009	$6.54	$7.88	0
Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.25	0
1/1/2008 to 12/31/2008	$10.25	$6.43	0
1/1/2009 to 12/31/2009	$6.43	$7.14	0
Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.03	$12.13	0
1/1/2006 to 12/31/2006	$12.13	$14.15	0
1/1/2007 to 12/31/2007	$14.15	$14.77	0
1/1/2008 to 12/31/2008	$14.77	$10.69	0
1/1/2009 to 12/31/2009	$10.69	$13.04	0
Allianz NFJ Renaissance Fund(2) 3/4/2005 to 12/31/2005	$10.14	$10.72	0
1/1/2006 to 12/31/2006	$10.72	$11.81	0
1/1/2007 to 12/31/2007	$11.81	$12.27	0
1/1/2008 to 12/31/2008	$12.27	$7.24	0
1/1/2009 to 12/31/2009	$7.24	$9.52	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.52	$10.70	0
1/1/2006 to 12/31/2006	$10.70	$12.56	0
1/1/2007 to 12/31/2007	$12.56	$12.54	0
1/1/2008 to 12/31/2008	$12.54	$9.84	0
1/1/2009 to 12/31/2009	$9.84	$10.84	0
American Century Ultra® Fund 3/4/2005 to 12/31/2005	$10.44	$10.98	0
1/1/2006 to 12/31/2006	$10.98	$10.42	0
1/1/2007 to 12/31/2007	$10.42	$12.47	0
1/1/2008 to 12/31/2008	$12.47	$7.12	0
1/1/2009 to 12/31/2009	$7.12	$9.47	0
American Funds® — Bond Fund of America® 3/4/2005 to 12/31/2005	$10.10	$10.22	1,497.5924
1/1/2006 to 12/31/2006	$10.22	$10.65	10,240.9372
1/1/2007 to 12/31/2007	$10.65	$10.84	7,977.3
1/1/2008 to 12/31/2008	$10.84	$9.36	2,894.8
1/1/2009 to 12/31/2009	$9.36	$10.58	2,429.0
American Funds® — EuroPacific Growth Fund® 3/4/2005 to 12/31/2005	$11.10	$13.48	907.9984
1/1/2006 to 12/31/2006	$13.48	$16.17	7,362.4308
1/1/2007 to 12/31/2007	$16.17	$18.92	8,977.9
1/1/2008 to 12/31/2008	$18.92	$11.07	5,939.9
1/1/2009 to 12/31/2009	$11.07	$15.16	7,316.8
American Funds® — Growth Fund of America® 3/4/2005 to 12/31/2005	$10.72	$12.27	2,992.463
1/1/2006 to 12/31/2006	$12.27	$13.40	9,902.2519
1/1/2007 to 12/31/2007	$13.40	$14.64	4,425.5
1/1/2008 to 12/31/2008	$14.64	$8.78	4,675.1
1/1/2009 to 12/31/2009	$8.78	$11.62	1,143.5
American Funds® — Income Fund of America® 3/4/2005 to 12/31/2005	$10.56	$10.90	0
1/1/2006 to 12/31/2006	$10.90	$12.91	0
1/1/2007 to 12/31/2007	$12.91	$13.18	0
1/1/2008 to 12/31/2008	$13.18	$9.21	0
1/1/2009 to 12/31/2009	$9.21	$11.28	0
American Funds® — Investment Company of America® 3/4/2005 to 12/31/2005	$10.55	$11.26	0
1/1/2006 to 12/31/2006	$11.26	$12.86	2,043.8928
1/1/2007 to 12/31/2007	$12.86	$13.39	1,988.9
1/1/2008 to 12/31/2008	$13.39	$8.60	0
1/1/2009 to 12/31/2009	$8.60	$10.76	0
BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.44	$11.01	0
1/1/2006 to 12/31/2006	$11.01	$13.26	2,240.5694
1/1/2007 to 12/31/2007	$13.26	$13.18	4,204.5
1/1/2008 to 12/31/2008	$13.18	$8.22	1,105.5
1/1/2009 to 12/31/2009	$8.22	$10.55	3,203.5
BlackRock Total Return Fund 3/4/2005 to 12/31/2005	$10.09	$10.08	0
1/1/2006 to 12/31/2006	$10.08	$10.30	0
1/1/2007 to 12/31/2007	$10.30	$10.59	0
1/1/2008 to 12/31/2008	$10.59	$9.22	0
1/1/2009 to 12/31/2009	$9.22	$10.51	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.58	$11.59	0
1/1/2006 to 12/31/2006	$11.59	$11.83	0
1/1/2007 to 12/31/2007	$11.83	$13.96	4,270.7
1/1/2008 to 12/31/2008	$13.96	$8.35	3,558.3
1/1/2009 to 12/31/2009	$8.35	$11.23	3,810.2
BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$10.77	$11.84	0
1/1/2006 to 12/31/2006	$11.84	$13.51	2,552.2753
1/1/2007 to 12/31/2007	$13.51	$15.52	2,309.6
1/1/2008 to 12/31/2008	$15.52	$12.13	355.5
1/1/2009 to 12/31/2009	$12.13	$14.52	0
BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.46	$6.05	0
1/1/2009 to 12/31/2009	$6.05	$8.11	0
BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$10.89	$12.57	0
1/1/2006 to 12/31/2006	$12.57	$14.62	55.4149
1/1/2007 to 12/31/2007	$14.62	$16.74	53.7
1/1/2008 to 12/31/2008	$16.74	$10.25	53.4
1/1/2009 to 12/31/2009	$10.25	$13.60	0
BlackRock Government Income Fund 10/16/2006 to 12/31/2006	$10.23	$10.37	0
1/1/2007 to 12/31/2007	$10.37	$10.62	0
1/1/2008 to 12/31/2008	$10.62	$11.04	0
1/1/2009 to 12/31/2009	$11.04	$10.87	0
BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.15	$9.76	0
1/1/2008 to 12/31/2008	$9.76	$6.50	0
1/1/2009 to 12/31/2009	$6.50	$10.06	0
BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.04	$12.72	0
1/1/2006 to 12/31/2006	$12.72	$15.75	0
1/1/2007 to 12/31/2007	$15.75	$17.06	0
1/1/2008 to 12/31/2008	$17.06	$9.67	0
1/1/2009 to 12/31/2009	$9.67	$12.18	0
BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.83	2,549.5
1/1/2008 to 12/31/2008	$10.83	$6.08	2,662.3
1/1/2009 to 12/31/2009	$6.08	$7.69	2,795.2
BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$10.55	$11.59	0
1/1/2006 to 12/31/2006	$11.59	$13.36	0
1/1/2007 to 12/31/2007	$13.36	$12.86	0
1/1/2008 to 12/31/2008	$12.86	$8.33	0
1/1/2009 to 12/31/2009	$8.33	$10.36	0
BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.66	$11.16	0
1/1/2006 to 12/31/2006	$11.16	$12.65	0
1/1/2007 to 12/31/2007	$12.65	$13.07	0
1/1/2008 to 12/31/2008	$13.07	$8.06	0
1/1/2009 to 12/31/2009	$8.06	$9.98	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.97	$9.97	1,227.9
1/1/2006 to 12/31/2006	$9.97	$10.21	0
1/1/2007 to 12/31/2007	$10.21	$10.36	0
1/1/2008 to 12/31/2008	$10.36	$9.47	0
1/1/2009 to 12/31/2009	$9.47	$10.52	0
BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.14	$12.42	0
1/1/2006 to 12/31/2006	$12.42	$13.79	227.2537
1/1/2007 to 12/31/2007	$13.79	$14.23	230.6
1/1/2008 to 12/31/2008	$14.23	$8.75	229.2
1/1/2009 to 12/31/2009	$8.75	$10.38	0
BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.02	$12.22	0
1/1/2006 to 12/31/2006	$12.22	$12.81	0
1/1/2007 to 12/31/2007	$12.81	$13.62	0
1/1/2008 to 12/31/2008	$13.62	$8.45	0
1/1/2009 to 12/31/2009	$8.45	$10.89	3,699.0
BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.04	$12.49	980.3074
1/1/2006 to 12/31/2006	$12.49	$14.23	0
1/1/2007 to 12/31/2007	$14.23	$14.68	1,191.5
1/1/2008 to 12/31/2008	$14.68	$9.29	1,218.1
1/1/2009 to 12/31/2009	$9.29	$10.43	1,159.2
BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$10.38	$11.90	0
1/1/2006 to 12/31/2006	$11.90	$13.13	58.5783
1/1/2007 to 12/31/2007	$13.13	$12.75	61.1
1/1/2008 to 12/31/2008	$12.75	$7.37	60.7
1/1/2009 to 12/31/2009	$7.37	$9.26	0
Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$11.17	$11.77	780.1977
1/1/2006 to 12/31/2006	$11.77	$15.05	1,874.1182
1/1/2007 to 12/31/2007	$15.05	$11.79	864.9
1/1/2008 to 12/31/2008	$11.79	$7.42	0
1/1/2009 to 12/31/2009	$7.42	$10.03	0
Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.29	$12.61	0
1/1/2006 to 12/31/2006	$12.61	$13.40	3,910.2853
1/1/2007 to 12/31/2007	$13.40	$13.60	0
1/1/2008 to 12/31/2008	$13.60	$8.12	751.1
1/1/2009 to 12/31/2009	$8.12	$11.27	676.1
Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.65	$11.27	0
1/1/2008 to 12/31/2008	$11.27	$5.98	0
1/1/2009 to 12/31/2009	$5.98	$8.85	0
Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.09	$10.30	0
1/1/2007 to 12/31/2007	$10.30	$11.56	7,880.6
1/1/2008 to 12/31/2008	$11.56	$6.59	6,302.2
1/1/2009 to 12/31/2009	$6.59	$8.37	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$10.75	$11.81	0
1/1/2006 to 12/31/2006	$11.81	$13.38	3,846.3538
1/1/2007 to 12/31/2007	$13.38	$13.82	2,029.6
1/1/2008 to 12/31/2008	$13.82	$8.16	2,061.5
1/1/2009 to 12/31/2009	$8.16	$10.60	5,256.5
Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.12	$11.51	0
1/1/2006 to 12/31/2006	$11.51	$12.11	0
1/1/2007 to 12/31/2007	$12.11	$13.17	0
1/1/2008 to 12/31/2008	$13.17	$6.84	0
1/1/2009 to 12/31/2009	$6.84	$10.40	0
Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$10.74	$10.95	2,515.909
1/1/2006 to 12/31/2006	$10.95	$12.53	4,587.9283
1/1/2007 to 12/31/2007	$12.53	$13.14	3,424.3
1/1/2008 to 12/31/2008	$13.14	$8.74	2,804.8
1/1/2009 to 12/31/2009	$8.74	$10.41	0
Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.12	$10.35	2,070.3271
1/1/2006 to 12/31/2006	$10.35	$10.83	4,954.3601
1/1/2007 to 12/31/2007	$10.83	$10.84	0
1/1/2008 to 12/31/2008	$10.84	$7.41	0
1/1/2009 to 12/31/2009	$7.41	$10.67	0
Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.79	2,378.0
1/1/2008 to 12/31/2008	$10.79	$6.95	1,306.5
1/1/2009 to 12/31/2009	$6.95	$8.01	3,955.1
Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.63	$10.91	0
1/1/2006 to 12/31/2006	$10.91	$12.46	0
1/1/2007 to 12/31/2007	$12.46	$13.56	4,625.9
1/1/2008 to 12/31/2008	$13.56	$9.48	3,786.8
1/1/2009 to 12/31/2009	$9.48	$10.65	4,515.7
Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$10.92	$12.44	0
1/1/2006 to 12/31/2006	$12.44	$14.03	55.6971
1/1/2007 to 12/31/2007	$14.03	$16.76	1,273.0
1/1/2008 to 12/31/2008	$16.76	$9.53	611.6
1/1/2009 to 12/31/2009	$9.53	$12.17	543.8
Fidelity® Advisor Equity Growth Fund 3/4/2005 to 12/31/2005	$10.44	$11.19	0
1/1/2006 to 12/31/2006	$11.19	$11.73	0
1/1/2007 to 12/31/2007	$11.73	$14.58	0
1/1/2008 to 12/31/2008	$14.58	$7.61	0
1/1/2009 to 12/31/2009	$7.61	$9.58	0
Janus Adviser Forty Fund(3) 5/1/2007 to 12/31/2007	$10.55	$13.32	8,279.3
1/1/2008 to 12/31/2008	$13.32	$7.35	2,327.0
Janus Forty Fund(3) 7/6/2009 to 12/31/2009	$8.57	$10.41	4,109.3
Janus Adviser Mid Cap Growth Fund(4) 5/1/2007 to 12/31/2007	$10.57	$11.56	1,764.7
1/1/2008 to 12/31/2008	$11.56	$6.73	906.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Janus Enterprise Fund(4) 7/6/2009 to 12/31/2009	$9.93	$12.71	520.5
JPMorgan Multi-Cap Market Neutral Fund 6/30/2006 to 12/31/2006	$10.33	$10.52	3,573.7677
1/1/2007 to 12/31/2007	$10.52	$10.07	0
1/1/2008 to 12/31/2008	$10.07	$9.87	0
1/1/2009 to 12/31/2009	$9.87	$9.69	0
JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.59	$10.94	0
1/1/2008 to 12/31/2008	$10.94	$6.11	0
1/1/2009 to 12/31/2009	$6.11	$8.33	0
Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$10.61	$11.23	0
1/1/2006 to 12/31/2006	$11.23	$12.99	2,640.8268
1/1/2007 to 12/31/2007	$12.99	$13.25	1,935.1
1/1/2008 to 12/31/2008	$13.25	$8.20	1,108.2
1/1/2009 to 12/31/2009	$8.20	$9.63	0
Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$9.98	$10.38	0
1/1/2006 to 12/31/2006	$10.38	$11.23	0
1/1/2007 to 12/31/2007	$11.23	$11.64	0
1/1/2008 to 12/31/2008	$11.64	$9.13	0
1/1/2009 to 12/31/2009	$9.13	$12.18	0
Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.00	$12.00	0
1/1/2006 to 12/31/2006	$12.00	$13.27	59.9301
1/1/2007 to 12/31/2007	$13.27	$13.13	2,103.4
1/1/2008 to 12/31/2008	$13.13	$7.82	1,416.4
1/1/2009 to 12/31/2009	$7.82	$9.75	1,385.9
Ready Assets Prime Money Fund(5) 3/4/2005 to 12/31/2005	$10.01	$10.09	0
1/1/2006 to 12/31/2006	$10.09	$10.37	0
1/1/2007 to 12/31/2007	$10.37	$10.70	0
1/1/2008 to 12/31/2008	$10.70	$10.80	0
1/1/2009 to 12/31/2009	$10.80	$10.66	0
Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.59	$11.13	0
1/1/2006 to 12/31/2006	$11.13	$11.77	0
1/1/2007 to 12/31/2007	$11.77	$13.18	0
1/1/2008 to 12/31/2008	$13.18	$7.02	0
1/1/2009 to 12/31/2009	$7.02	$9.91	0
Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.62	$11.28	0
1/1/2006 to 12/31/2006	$11.28	$12.75	0
1/1/2007 to 12/31/2007	$12.75	$13.08	0
1/1/2008 to 12/31/2008	$13.08	$7.88	0
1/1/2009 to 12/31/2009	$7.88	$9.99	0
Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$10.89	$12.35	0
1/1/2006 to 12/31/2006	$12.35	$13.94	0
1/1/2007 to 12/31/2007	$13.94	$13.50	0
1/1/2008 to 12/31/2008	$13.50	$8.20	0
1/1/2009 to 12/31/2009	$8.20	$11.05	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
PIMCO CommodityRealReturn® Strategy Fund 3/4/2005 to 12/31/2005	$9.85	$11.44	802.4295
1/1/2006 to 12/31/2006	$11.44	$10.87	2,593.7626
1/1/2007 to 12/31/2007	$10.87	$13.18	2,321.8
1/1/2008 to 12/31/2008	$13.18	$7.30	1,233.0
1/1/2009 to 12/31/2009	$7.30	$10.02	860.1
PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.50	0
1/1/2008 to 12/31/2008	$10.50	$10.16	0
1/1/2009 to 12/31/2009	$10.16	$11.29	0
PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.35	$10.30	0
1/1/2006 to 12/31/2006	$10.30	$10.12	0
1/1/2007 to 12/31/2007	$10.12	$11.07	3,444.5
1/1/2008 to 12/31/2008	$11.07	$10.14	2,670.6
1/1/2009 to 12/31/2009	$10.14	$11.82	1,519.5
PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.17	$10.16	7,528.2687
1/1/2006 to 12/31/2006	$10.16	$10.36	15,387.0824
1/1/2007 to 12/31/2007	$10.36	$11.07	13,501.9
1/1/2008 to 12/31/2008	$11.07	$11.36	10,665.4
1/1/2009 to 12/31/2009	$11.36	$12.68	8,751.4
Pioneer Fund 3/4/2005 to 12/31/2005	$10.74	$11.44	1,872.7408
1/1/2006 to 12/31/2006	$11.44	$13.11	8,105.7372
1/1/2007 to 12/31/2007	$13.11	$13.50	0
1/1/2008 to 12/31/2008	$13.50	$8.72	0
1/1/2009 to 12/31/2009	$8.72	$10.66	0
Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$9.78	$10.38	0
1/1/2006 to 12/31/2006	$10.38	$11.30	0
1/1/2007 to 12/31/2007	$11.30	$11.90	0
1/1/2008 to 12/31/2008	$11.90	$7.37	0
1/1/2009 to 12/31/2009	$7.37	$11.77	477.1
Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.91	0
1/1/2007 to 12/31/2007	$11.91	$16.63	0
1/1/2008 to 12/31/2008	$16.63	$6.71	0
1/1/2009 to 12/31/2009	$6.71	$11.46	794.3
Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.57	$6.32	712.3
1/1/2009 to 12/31/2009	$6.32	$8.09	817.6
Pioneer Small Cap Value Fund(6) 3/4/2005 to 12/31/2005	$10.68	$12.32	0
1/1/2006 to 12/31/2006	$12.32	$13.88	0
1/1/2007 to 12/31/2007	$13.88	$12.60	1,287.0
1/1/2008 to 12/31/2008	$12.60	$7.67	1,333.2
Pioneer Growth Opportunities Fund(6) 8/28/2009 to 12/31/2009	$10.53	$11.32	1,239.1
Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.06	0
1/1/2008 to 12/31/2008	$11.06	$5.61	0
1/1/2009 to 12/31/2009	$5.61	$8.27	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end	outstanding at
Subaccount	of period	of period	end of period
Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.04	$12.37	0
1/1/2006 to 12/31/2006	$12.37	$14.60	0
1/1/2007 to 12/31/2007	$14.60	$16.85	0
1/1/2008 to 12/31/2008	$16.85	$8.94	0
1/1/2009 to 12/31/2009	$8.94	$13.17	0
Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.97	$11.90	514.3119
1/1/2006 to 12/31/2006	$11.90	$14.27	119.6173
1/1/2007 to 12/31/2007	$14.27	$14.35	114.0
1/1/2008 to 12/31/2008	$14.35	$7.98	113.3
1/1/2009 to 12/31/2009	$7.98	$10.28	0
Transamerica Convertible Securities(7) 5/1/2008 to 12/31/2008	$10.44	$6.85	0
Transamerica Flexible Income(7) 11/12/2009 to 12/31/2009	$1.00	$1.02	0
Transamerica WMC Diversified Growth(8) 5/1/2008 to 12/31/2008	$10.84	$6.20	0
1/1/2009 to 12/31/2009	$6.20	$7.89	0
Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.73	0
1/1/2009 to 12/31/2009	$6.73	$8.95	0
Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.39	$6.31	0
1/1/2009 to 12/31/2009	$6.31	$8.86	0
Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$10.74	$11.18	1,369.3589
1/1/2006 to 12/31/2006	$11.18	$12.77	0
1/1/2007 to 12/31/2007	$12.77	$12.32	0
1/1/2008 to 12/31/2008	$12.32	$7.78	0
1/1/2009 to 12/31/2009	$7.78	$9.91	0

Class XC

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
AIM Basic Value Fund(1) 3/4/2005 to 12/31/2005	$10.78	$11.47	0
1/1/2006 to 12/31/2006	$11.47	$12.77	0
1/1/2007 to 12/31/2007	$12.77	$12.70	3,398.9
1/1/2008 to 12/31/2008	$12.70	$6.01	3,182.2
1/1/2009 to 12/31/2009	$6.01	$8.96	3,147.4
AIM Mid Cap Core Equity Fund(1) 3/4/2005 to 12/31/2005	$10.64	$11.39	0
1/1/2006 to 12/31/2006	$11.39	$12.45	0
1/1/2007 to 12/31/2007	$12.45	$13.45	0
1/1/2008 to 12/31/2008	$13.45	$9.60	0
1/1/2009 to 12/31/2009	$9.60	$12.29	18,245.5
AllianceBernstein International Value Fund 5/1/2007 to 12/31/2007	$10.53	$10.40	3,623.5
1/1/2008 to 12/31/2008	$10.40	$4.75	3,601.2
1/1/2009 to 12/31/2009	$4.75	$6.27	3,573.8
AllianceBernstein Small/Mid Cap Value Fund 3/4/2005 to 12/31/2005	$10.86	$11.79	16,766.1904
1/1/2006 to 12/31/2006	$11.79	$13.18	55,206.2397
1/1/2007 to 12/31/2007	$13.18	$13.26	24,586.4
1/1/2008 to 12/31/2008	$13.26	$8.54	16,439.0
1/1/2009 to 12/31/2009	$8.54	$11.91	12,717.1
AllianceBernstein Value Fund 3/4/2005 to 12/31/2005	$10.72	$11.27	0
1/1/2006 to 12/31/2006	$11.27	$13.44	15,539.0519
1/1/2007 to 12/31/2007	$13.44	$12.63	16,438.5
1/1/2008 to 12/31/2008	$12.63	$7.22	6,756.5
1/1/2009 to 12/31/2009	$7.22	$8.46	18,786.7
Allianz CCM Capital Appreciation Fund 5/1/2006 to 12/31/2006	$10.32	$10.07	0
1/1/2007 to 12/31/2007	$10.07	$11.60	0
1/1/2008 to 12/31/2008	$11.60	$6.53	0
1/1/2009 to 12/31/2009	$6.53	$7.86	0
Allianz NFJ Dividend Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.24	5,455.5
1/1/2008 to 12/31/2008	$10.24	$6.42	5,422.0
1/1/2009 to 12/31/2009	$6.42	$7.13	5,380.7
Allianz NFJ Small-Cap Value Fund 3/4/2005 to 12/31/2005	$11.03	$12.12	12,142.5812
1/1/2006 to 12/31/2006	$12.12	$14.13	14,355.6691
1/1/2007 to 12/31/2007	$14.13	$14.75	15,566.8
1/1/2008 to 12/31/2008	$14.75	$10.67	6,446.2
1/1/2009 to 12/31/2009	$10.67	$13.01	6,058.5
Allianz NFJ Renaissance Fund(2) 3/4/2005 to 12/31/2005	$10.14	$10.71	0
1/1/2006 to 12/31/2006	$10.71	$11.80	0
1/1/2007 to 12/31/2007	$11.80	$12.25	0
1/1/2008 to 12/31/2008	$12.25	$7.22	0
1/1/2009 to 12/31/2009	$7.22	$9.49	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
American Century Equity Income Fund 3/4/2005 to 12/31/2005	$10.51	$10.69	0
1/1/2006 to 12/31/2006	$10.69	$12.55	375.7515
1/1/2007 to 12/31/2007	$12.55	$12.52	385.2
1/1/2008 to 12/31/2008	$12.52	$9.82	381.5
1/1/2009 to 12/31/2009	$9.82	$10.81	0
American Century Ultra® Fund 3/4/2005 to 12/31/2005	$10.44	$10.97	0
1/1/2006 to 12/31/2006	$10.97	$10.41	0
1/1/2007 to 12/31/2007	$10.41	$12.45	0
1/1/2008 to 12/31/2008	$12.45	$7.11	0
1/1/2009 to 12/31/2009	$7.11	$9.44	0
American Funds® — Bond Fund of America® 3/4/2005 to 12/31/2005	$10.10	$10.21	9,665.4177
1/1/2006 to 12/31/2006	$10.21	$10.64	117,206.168
1/1/2007 to 12/31/2007	$10.64	$10.82	139,007.0
1/1/2008 to 12/31/2008	$10.82	$9.34	115,231.4
1/1/2009 to 12/31/2009	$9.34	$10.56	85,858.3
American Funds® — EuroPacific Growth Fund® 3/4/2005 to 12/31/2005	$11.10	$13.48	10,861.4181
1/1/2006 to 12/31/2006	$13.48	$16.15	62,104.7125
1/1/2007 to 12/31/2007	$16.15	$18.89	98,490.9
1/1/2008 to 12/31/2008	$18.89	$11.05	100,009.5
1/1/2009 to 12/31/2009	$11.05	$15.12	117,801.0
American Funds® — Growth Fund of America® 3/4/2005 to 12/31/2005	$10.71	$12.27	38,789.7252
1/1/2006 to 12/31/2006	$12.27	$13.39	149,088.5992
1/1/2007 to 12/31/2007	$13.39	$14.61	124,081.6
1/1/2008 to 12/31/2008	$14.61	$8.76	149,177.5
1/1/2009 to 12/31/2009	$8.76	$11.59	74,309.1
American Funds® — Income Fund of America® 3/4/2005 to 12/31/2005	$10.56	$10.90	1,666.8104
1/1/2006 to 12/31/2006	$10.90	$12.89	19,119.464
1/1/2007 to 12/31/2007	$12.89	$13.16	19,920.3
1/1/2008 to 12/31/2008	$13.16	$9.19	20,772.5
1/1/2009 to 12/31/2009	$9.19	$11.25	17,357.2
American Funds® — Investment Company of America® 3/4/2005 to 12/31/2005	$10.55	$11.26	10,019.8187
1/1/2006 to 12/31/2006	$11.26	$12.84	40,528.3993
1/1/2007 to 12/31/2007	$12.84	$13.37	46,176.2
1/1/2008 to 12/31/2008	$13.37	$8.58	46,512.7
1/1/2009 to 12/31/2009	$8.58	$10.73	47,637.3
BlackRock Basic Value Fund, Inc. 3/4/2005 to 12/31/2005	$10.44	$11.01	0
1/1/2006 to 12/31/2006	$11.01	$13.25	8,959.5464
1/1/2007 to 12/31/2007	$13.25	$13.16	41,390.9
1/1/2008 to 12/31/2008	$13.16	$8.20	35,284.6
1/1/2009 to 12/31/2009	$8.20	$10.52	75,610.0
BlackRock Total Return Fund 3/4/2005 to 12/31/2005	$10.09	$10.07	0
1/1/2006 to 12/31/2006	$10.07	$10.29	6,610.1862
1/1/2007 to 12/31/2007	$10.29	$10.57	6,560.7
1/1/2008 to 12/31/2008	$10.57	$9.20	6,507.7
1/1/2009 to 12/31/2009	$9.20	$10.49	6,447.6

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Fundamental Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.58	$11.58	0
1/1/2006 to 12/31/2006	$11.58	$11.82	10,750.5265
1/1/2007 to 12/31/2007	$11.82	$13.94	73,157.0
1/1/2008 to 12/31/2008	$13.94	$8.34	78,313.1
1/1/2009 to 12/31/2009	$8.34	$11.20	86,580.3
BlackRock Global Allocation Fund, Inc. 3/4/2005 to 12/31/2005	$10.76	$11.83	10,078.3687
1/1/2006 to 12/31/2006	$11.83	$13.50	79,906.4136
1/1/2007 to 12/31/2007	$13.50	$15.49	111,996.1
1/1/2008 to 12/31/2008	$15.49	$12.11	100,039.2
1/1/2009 to 12/31/2009	$12.11	$14.49	104,678.6
BlackRock Global Growth Fund, Inc. 5/1/2008 to 12/31/2008	$10.46	$6.05	0
1/1/2009 to 12/31/2009	$6.05	$8.10	7,076.1
BlackRock Global SmallCap Fund, Inc. 3/4/2005 to 12/31/2005	$10.89	$12.56	600.1028
1/1/2006 to 12/31/2006	$12.56	$14.60	4,675.7364
1/1/2007 to 12/31/2007	$14.60	$16.71	4,057.9
1/1/2008 to 12/31/2008	$16.71	$10.23	4,020.8
1/1/2009 to 12/31/2009	$10.23	$13.56	3,977.3
BlackRock Government Income Fund 10/16/2006 to 12/31/2006	$10.23	$10.37	0
1/1/2007 to 12/31/2007	$10.37	$10.61	0
1/1/2008 to 12/31/2008	$10.61	$11.03	7,586.8
1/1/2009 to 12/31/2009	$11.03	$10.85	2,730.8
BlackRock High Income Fund 5/1/2007 to 12/31/2007	$10.15	$9.76	0
1/1/2008 to 12/31/2008	$9.76	$6.50	0
1/1/2009 to 12/31/2009	$6.50	$10.05	0
BlackRock International Index Fund 3/4/2005 to 12/31/2005	$11.04	$12.72	0
1/1/2006 to 12/31/2006	$12.72	$15.73	7,511.9737
1/1/2007 to 12/31/2007	$15.73	$17.03	6,868.7
1/1/2008 to 12/31/2008	$17.03	$9.65	6,805.1
1/1/2009 to 12/31/2009	$9.65	$12.15	6,730.4
BlackRock International Value Fund 5/1/2007 to 12/31/2007	$10.51	$10.83	3,077.2
1/1/2008 to 12/31/2008	$10.83	$6.08	3,417.0
1/1/2009 to 12/31/2009	$6.08	$7.68	3,599.8
BlackRock Small Cap Index Fund 3/4/2005 to 12/31/2005	$10.55	$11.58	0
1/1/2006 to 12/31/2006	$11.58	$13.34	6,624.7801
1/1/2007 to 12/31/2007	$13.34	$12.84	0
1/1/2008 to 12/31/2008	$12.84	$8.31	0
1/1/2009 to 12/31/2009	$8.31	$10.33	0
BlackRock S&P 500 Index Fund 3/4/2005 to 12/31/2005	$10.66	$11.15	0
1/1/2006 to 12/31/2006	$11.15	$12.64	6,083.9755
1/1/2007 to 12/31/2007	$12.64	$13.05	6,346.1
1/1/2008 to 12/31/2008	$13.05	$8.05	0
1/1/2009 to 12/31/2009	$8.05	$9.96	14,147.6

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.97	$9.96	6,561.7774
1/1/2006 to 12/31/2006	$9.96	$10.21	1,420.9134
1/1/2007 to 12/31/2007	$10.20	$10.35	1,410.3
1/1/2008 to 12/31/2008	$10.35	$9.45	1,398.9
1/1/2009 to 12/31/2009	$9.45	$10.49	1,386.0
BlackRock Large Cap Core Fund 3/4/2005 to 12/31/2005	$11.14	$12.41	305.6388
1/1/2006 to 12/31/2006	$12.41	$13.77	1,405.8573
1/1/2007 to 12/31/2007	$13.77	$14.21	1,501.7
1/1/2008 to 12/31/2008	$14.21	$8.74	1,733.3
1/1/2009 to 12/31/2009	$8.74	$10.35	2,157.9
BlackRock Large Cap Growth Fund 3/4/2005 to 12/31/2005	$11.02	$12.22	0
1/1/2006 to 12/31/2006	$12.22	$12.80	22,505.0587
1/1/2007 to 12/31/2007	$12.80	$13.60	23,050.7
1/1/2008 to 12/31/2008	$13.60	$8.44	11,664.7
1/1/2009 to 12/31/2009	$8.44	$10.87	95,830.5
BlackRock Large Cap Value Fund 3/4/2005 to 12/31/2005	$11.04	$12.48	12,636.9657
1/1/2006 to 12/31/2006	$12.48	$14.22	17,872.3778
1/1/2007 to 12/31/2007	$14.22	$14.65	17,234.2
1/1/2008 to 12/31/2008	$14.65	$9.27	18,793.0
1/1/2009 to 12/31/2009	$9.27	$10.40	21,403.2
BlackRock Value Opportunities Fund, Inc. 3/4/2005 to 12/31/2005	$10.38	$11.90	0
1/1/2006 to 12/31/2006	$11.90	$13.12	9,206.4688
1/1/2007 to 12/31/2007	$13.12	$12.73	9,346.6
1/1/2008 to 12/31/2008	$12.73	$7.36	10,765.2
1/1/2009 to 12/31/2009	$7.36	$9.24	12,447.7
Cohen & Steers Realty Income Fund, Inc. 3/4/2005 to 12/31/2005	$11.17	$11.76	9,272.0093
1/1/2006 to 12/31/2006	$11.76	$15.03	27,255.5628
1/1/2007 to 12/31/2007	$15.03	$11.77	33,156.5
1/1/2008 to 12/31/2008	$11.77	$7.40	4,947.0
1/1/2009 to 12/31/2009	$7.40	$10.01	4,679.3
Columbia Acorn USA 3/4/2005 to 12/31/2005	$11.28	$12.60	4,640.5438
1/1/2006 to 12/31/2006	$12.60	$13.38	51,276.5162
1/1/2007 to 12/31/2007	$13.38	$13.58	17,984.8
1/1/2008 to 12/31/2008	$13.58	$8.10	34,044.7
1/1/2009 to 12/31/2009	$8.10	$11.24	28,370.4
Columbia Acorn International Fund 5/1/2007 to 12/31/2007	$10.65	$11.27	6,526.3
1/1/2008 to 12/31/2008	$11.27	$5.98	6,110.2
1/1/2009 to 12/31/2009	$5.98	$8.84	6,043.5
Columbia Marsico Growth Fund 5/1/2006 to 12/31/2006	$10.09	$10.30	1,255.9042
1/1/2007 to 12/31/2007	$10.30	$11.55	122,035.3
1/1/2008 to 12/31/2008	$11.55	$6.58	141,405.4
1/1/2009 to 12/31/2009	$6.58	$8.36	3,743.6

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Davis New York Venture Fund, Inc. 3/4/2005 to 12/31/2005	$10.74	$11.80	8,883.0813
1/1/2006 to 12/31/2006	$11.80	$13.37	69,391.267
1/1/2007 to 12/31/2007	$13.37	$13.80	51,128.2
1/1/2008 to 12/31/2008	$13.80	$8.14	48,266.9
1/1/2009 to 12/31/2009	$8.14	$10.57	113,674.8
Delaware Trend Fund 3/4/2005 to 12/31/2005	$10.12	$11.50	0
1/1/2006 to 12/31/2006	$11.50	$12.09	0
1/1/2007 to 12/31/2007	$12.09	$13.15	0
1/1/2008 to 12/31/2008	$13.15	$6.82	0
1/1/2009 to 12/31/2009	$6.82	$10.38	0
Dreyfus Appreciation Fund, Inc. 3/4/2005 to 12/31/2005	$10.74	$10.94	19,995.9684
1/1/2006 to 12/31/2006	$10.94	$12.51	48,414.8828
1/1/2007 to 12/31/2007	$12.51	$13.11	53,606.0
1/1/2008 to 12/31/2008	$13.11	$8.72	63,223.2
1/1/2009 to 12/31/2009	$8.72	$10.38	0
Eaton Vance Floating-Rate Fund 3/4/2005 to 12/31/2005	$10.11	$10.34	11,750.8027
1/1/2006 to 12/31/2006	$10.34	$10.81	51,292.0455
1/1/2007 to 12/31/2007	$10.81	$10.82	911.6
1/1/2008 to 12/31/2008	$10.82	$7.40	0
1/1/2009 to 12/31/2009	$7.40	$10.64	0
Eaton Vance Large-Cap Value Fund 5/1/2007 to 12/31/2007	$10.58	$10.78	38,051.1
1/1/2008 to 12/31/2008	$10.78	$6.95	52,013.7
1/1/2009 to 12/31/2009	$6.95	$8.00	82,121.6
Federated Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.63	$10.91	0
1/1/2006 to 12/31/2006	$10.91	$12.44	0
1/1/2007 to 12/31/2007	$12.44	$13.54	50,156.8
1/1/2008 to 12/31/2008	$13.54	$9.46	58,300.3
1/1/2009 to 12/31/2009	$9.46	$10.62	68,758.2
Federated Kaufmann Fund 3/4/2005 to 12/31/2005	$10.91	$12.44	0
1/1/2006 to 12/31/2006	$12.44	$14.02	18,240.5846
1/1/2007 to 12/31/2007	$14.02	$16.74	37,410.4
1/1/2008 to 12/31/2008	$16.74	$9.51	28,611.9
1/1/2009 to 12/31/2009	$9.51	$12.13	18,148.6
Fidelity® Advisor Equity Growth Fund 3/4/2005 to 12/31/2005	$10.44	$11.18	0
1/1/2006 to 12/31/2006	$11.18	$11.72	0
1/1/2007 to 12/31/2007	$11.72	$14.56	0
1/1/2008 to 12/31/2008	$14.56	$7.60	0
1/1/2009 to 12/31/2009	$7.60	$9.56	0
Janus Adviser Forty Fund(3) 5/1/2007 to 12/31/2007	$10.55	$13.31	126,744.1
1/1/2008 to 12/31/2008	$13.31	$7.35	50,676.4
Janus Forty Fund(3) 7/6/2009 to 12/31/2009	$8.56	$10.40	81,752.4
Janus Adviser Mid Cap Growth Fund(4) 5/1/2007 to 12/31/2007	$10.57	$11.55	25,867.8
1/1/2008 to 12/31/2008	$11.55	$6.72	17,367.8

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Janus Enterprise Fund(4) 7/6/2009 to 12/31/2009	$9.93	$12.71	9,132.5
JPMorgan Multi-Cap Market Neutral Fund 6/30/2006 to 12/31/2006	$10.33	$10.52	37,756.8048
1/1/2007 to 12/31/2007	$10.52	$10.06	0
1/1/2008 to 12/31/2008	$10.06	$9.86	0
1/1/2009 to 12/31/2009	$9.86	$9.67	7,296.2
JPMorgan Small Cap Growth Fund 5/1/2007 to 12/31/2007	$10.19	$10.93	0
1/1/2008 to 12/31/2008	$10.93	$6.10	0
1/1/2009 to 12/31/2009	$6.10	$8.32	0
Lord Abbett Affiliated Fund, Inc. 3/4/2005 to 12/31/2005	$10.61	$11.22	335.6277
1/1/2006 to 12/31/2006	$11.22	$12.98	28,143.4703
1/1/2007 to 12/31/2007	$12.98	$13.23	31,952.6
1/1/2008 to 12/31/2008	$13.23	$8.18	26,776.4
1/1/2009 to 12/31/2009	$8.18	$9.61	483.9
Lord Abbett Bond-Debenture Fund, Inc. 3/4/2005 to 12/31/2005	$9.98	$10.38	0
1/1/2006 to 12/31/2006	$10.38	$11.21	0
1/1/2007 to 12/31/2007	$11.21	$11.62	0
1/1/2008 to 12/31/2008	$11.62	$9.11	0
1/1/2009 to 12/31/2009	$9.11	$12.14	0
Lord Abbett Mid-Cap Value Fund, Inc. 3/4/2005 to 12/31/2005	$11.00	$11.99	12,367.1254
1/1/2006 to 12/31/2006	$11.99	$13.25	17,200.4678
1/1/2007 to 12/31/2007	$13.25	$13.11	43,844.8
1/1/2008 to 12/31/2008	$13.11	$7.81	32,007.3
1/1/2009 to 12/31/2009	$7.81	$9.73	22,707.5
Ready Assets Prime Money Fund(5) 3/4/2005 to 12/31/2005	$10.01	$10.09	0
1/1/2006 to 12/31/2006	$10.09	$10.36	0
1/1/2007 to 12/31/2007	$10.36	$10.68	0
1/1/2008 to 12/31/2008	$10.68	$10.78	20,216.4
1/1/2009 to 12/31/2009	$10.78	$10.63	18,104.5
Oppenheimer Capital Appreciation Fund 3/4/2005 to 12/31/2005	$10.59	$11.12	0
1/1/2006 to 12/31/2006	$11.12	$11.76	0
1/1/2007 to 12/31/2007	$11.76	$13.16	0
1/1/2008 to 12/31/2008	$13.16	$7.00	34,617.8
1/1/2009 to 12/31/2009	$7.00	$9.89	0
Oppenheimer Main Street Fund® 3/4/2005 to 12/31/2005	$10.61	$11.27	3,521.0126
1/1/2006 to 12/31/2006	$11.27	$12.74	3,904.1324
1/1/2007 to 12/31/2007	$12.74	$13.06	4,967.7
1/1/2008 to 12/31/2008	$13.06	$7.87	5,046.4
1/1/2009 to 12/31/2009	$7.87	$9.96	5,000.2
Oppenheimer Main Street Small Cap Fund® 3/4/2005 to 12/31/2005	$10.89	$12.34	2,215.9624
1/1/2006 to 12/31/2006	$12.34	$13.92	0
1/1/2007 to 12/31/2007	$13.92	$13.48	924.2
1/1/2008 to 12/31/2008	$13.48	$8.18	6,177.6
1/1/2009 to 12/31/2009	$8.18	$11.02	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
PIMCO CommodityRealReturn® Strategy Fund 3/4/2005 to 12/31/2005	$9.84	$11.44	9,698.572
1/1/2006 to 12/31/2006	$11.44	$10.86	32,830.3359
1/1/2007 to 12/31/2007	$10.86	$13.16	44,286.9
1/1/2008 to 12/31/2008	$13.16	$7.28	35,351.6
1/1/2009 to 12/31/2009	$7.28	$9.99	23,049.0
PIMCO Low Duration Fund 5/1/2007 to 12/31/2007	$10.02	$10.49	0
1/1/2008 to 12/31/2008	$10.49	$10.15	0
1/1/2009 to 12/31/2009	$10.15	$11.27	0
PIMCO Real Return Fund 3/4/2005 to 12/31/2005	$10.34	$10.29	0
1/1/2006 to 12/31/2006	$10.29	$10.11	11,725.6964
1/1/2007 to 12/31/2007	$10.11	$11.05	59,113.9
1/1/2008 to 12/31/2008	$11.05	$10.12	61,934.4
1/1/2009 to 12/31/2009	$10.12	$11.79	34,092.6
PIMCO Total Return Fund 3/4/2005 to 12/31/2005	$10.16	$10.16	47,526.9891
1/1/2006 to 12/31/2006	$10.16	$10.34	158,962.7643
1/1/2007 to 12/31/2007	$10.34	$11.05	207,256.7
1/1/2008 to 12/31/2008	$11.05	$11.34	264,000.0
1/1/2009 to 12/31/2009	$11.34	$12.64	208,768.2
Pioneer Fund 3/4/2005 to 12/31/2005	$10.73	$11.43	14,027.7609
1/1/2006 to 12/31/2006	$11.43	$13.09	85,627.1236
1/1/2007 to 12/31/2007	$13.09	$13.48	991.1
1/1/2008 to 12/31/2008	$13.48	$8.70	0
1/1/2009 to 12/31/2009	$8.70	$10.63	0
Pioneer Emerging Markets Fund 5/1/2006 to 12/31/2006	$11.03	$11.90	183.6983
1/1/2007 to 12/31/2007	$11.90	$16.62	9,513.3
1/1/2008 to 12/31/2008	$16.62	$6.70	8,983.6
1/1/2009 to 12/31/2009	$6.70	$11.43	25,090.5
Pioneer Real Estate Shares Fund 5/1/2008 to 12/31/2008	$11.57	$6.31	15,531.6
1/1/2009 to 12/31/2009	$6.31	$8.08	14,286.3
Pioneer High Yield Fund 3/4/2005 to 12/31/2005	$9.78	$10.38	3,746.5572
1/1/2006 to 12/31/2006	$10.38	$11.29	11,116.8243
1/1/2007 to 12/31/2007	$11.29	$11.88	10,117.4
1/1/2008 to 12/31/2008	$11.88	$7.35	10,239.7
1/1/2009 to 12/31/2009	$7.35	$11.73	22,631.3
Pioneer Small Cap Value Fund(6) 3/4/2005 to 12/31/2005	$10.68	$12.31	0
1/1/2006 to 12/31/2006	$12.31	$13.86	3,214.9353
1/1/2007 to 12/31/2007	$13.86	$12.58	9,565.1
1/1/2008 to 12/31/2008	$12.58	$7.66	3,161.8
Pioneer Growth Opportunities Fund(6) 8/28/2009 to 12/31/2009	$10.53	$11.32	2,728.0
Seligman Capital Fund 5/1/2007 to 12/31/2007	$10.56	$11.06	0
1/1/2008 to 12/31/2008	$11.06	$5.61	0
1/1/2009 to 12/31/2009	$5.61	$8.26	0

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period
Templeton Foreign Fund 3/4/2005 to 12/31/2005	$11.03	$12.36	12,518.2752
1/1/2006 to 12/31/2006	$12.36	$14.59	30,386.337
1/1/2007 to 12/31/2007	$14.59	$16.82	42,906.6
1/1/2008 to 12/31/2008	$16.82	$8.92	36,259.7
1/1/2009 to 12/31/2009	$8.92	$13.14	43,305.3
Templeton Growth Fund, Inc. 3/4/2005 to 12/31/2005	$10.97	$11.90	6,060.6983
1/1/2006 to 12/31/2006	$11.90	$14.25	719.5446
1/1/2007 to 12/31/2007	$14.25	$14.33	721.2
1/1/2008 to 12/31/2008	$14.33	$7.96	714.2
1/1/2009 to 12/31/2009	$7.96	$10.25	268.8
Transamerica Convertible Securities(7) 5/1/2008 to 12/31/2008	$10.44	$6.84	0
Transamerica Flexible Income(7) 11/12/2009 to 12/31/2009	$1.00	$1.02	0
Transamerica WMC Diversified Growth(8) 5/1/2008 to 12/31/2008	$10.84	$6.20	0
1/1/2009 to 12/31/2009	$6.20	$7.89	0
Transamerica Growth Opportunities 5/1/2008 to 12/31/2008	$10.65	$6.72	0
1/1/2009 to 12/31/2009	$6.72	$8.94	0
Transamerica Small/Mid Cap Value 5/1/2008 to 12/31/2008	$10.38	$6.31	0
1/1/2009 to 12/31/2009	$6.31	$8.85	0
Van Kampen Comstock Fund 3/4/2005 to 12/31/2005	$10.74	$11.17	13,978.1614
1/1/2006 to 12/31/2006	$11.17	$12.75	333.6981
1/1/2007 to 12/31/2007	$12.75	$12.30	3,091.4
1/1/2008 to 12/31/2008	$12.30	$7.76	3,152.4
1/1/2009 to 12/31/2009	$7.76	$9.88	3,145.1

(1)	References to “AIM” will be replaced with “Invesco” due to branding changes.

(2)	Formerly known as Allianz OCC Renaissance Fund.

(3)	Formerly known as Janus Adviser Forty Fund.

(4)	Formerly known as Janus Adviser Mid Cap Growth Fund.

(5)	Formerly known as Merrill Lynch Ready Assets Trust.

(6)	The Pioneer Small Cap Value Fund merged into the Pioneer Growth Opportunities Fund.

(7)	Transamerica Convertible Securities merged into Transamerica Flexible Income.

(8)	Formerly known as Transamerica Equity.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:
OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements
Keep Well Agreement
CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns
FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK

Appendix A – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus
							Amount
		Transactions		Bonus Amounts		Account	Subject to
Date		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2009	The contract is issued	$400,000		$18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1
	= 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$155,000		$3,540	$273,160	$8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal – Bonus Amounts Subj. to Recapture – Remaining Premiums
	= $431,700 – $11,700 – $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal – Gain = $155,000 – $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out – Gain = $40,000 – $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior
	= ($135,000 – $20,000)/($400,000 – $20,000) = $115,000/$380,000 = .3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio
	= $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 65% x ($18,000 – $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 65% x ($18,000 – $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 30% x ($18,000 – $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 – Recaptured Amount/BRP at time of recapture)
	= 100% x ($10,000 – $0) = $10,000

5/10/2012	Third contract anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 – Recaptured Amount/BRP at time of recapture)
	= 0% x ($18,000 – $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 – Recaptured Amount/BRP at time of recapture)
	= 65% x ($10,000 – $0) = $6,500

Appendix B – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also made withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit see “GMDB Base – Maximum Anniversary Value.”

				(A)
				GMDB	(B)
		Transactions		MAV	Account
Date		Prem.	Withdr.	Base	Value	Death Benefit

5/10/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium
	= $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d – adjusted withdrawal
	= $120,000 –
	$6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)
	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before – adjusted withdrawal
	= $114,000 – $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary			$76,000	$70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value =$76,000

APPENDIX C – Example of GMIB

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no investment in Restricted Subaccounts, no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.
Facts: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

	GMIB	ANNUAL GMIB
CONTRACT ANNIVERSARY*	BASE	PAYMENTS**

		GMIB NOT AVAILABLE FOR EXERCISE
5th	$127,628

10th	$162,889	$10,184

15th	$207,893	$14,868

20th	$265,330	$21,715

25th***	$265,330	$24,516

30th	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.
For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

APPENDIX D – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on May 10, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on June 15, 2012 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical account values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		TRANSACTIONS		ACCOUNT	GMWB		GLA
DATE		PREM.	WITHDR.	VALUE	BASE	GLA	REMAINING

5/10/2009	The Contract is issued	$ 100,000		$ 100,000	$ 100,000	$ 5,500	$ 5,500
The Lifetime Income Percentage is 5.5% if a withdrawal were to be taken.
5/10/2012	Third contract anniversary			$ 120,000	$ 120,000	$ 7,200	$7,200

Assume account value increased by $20,000 due to positive investment performance and that this is the highest anniversary value since issue. The Lifetime Income Percentage is now 6.0% since You are age 75 and You have not taken any previous withdrawals.

6/15/2012	Owner takes a $7,200 withdrawal		$ 7,200	$ 103,000	$ 120,000	$ 7,200	$ —
Assume account value decreased by $9,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year.
9/14/2012	Owner takes a $35,000 withdrawal		$ 35,000	$ 65,000	$ 65,000	$ —	$ —
Assume account value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal.

Adj. Excess w/d	=	Excess w/d x (	GMWB Base before the excess withdrawal account value before the excess withdrawal	)

	=	($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
	=	$ 42,000
GMWB Base	=	Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	=	Min ($120,000 — $42,000, $65,000) = $65,000

DATE		PREM.	WITHDR.	VALUE	BASE	GLA	Remaining
5/10/2013	Fourth contract anniversary			$ 66,000	$ 65,000	$ 3,900	$ 3,900
Assume account value increased by $1,000 to $66,000 due to positive investment performance. Since this is not a 3rd Contract Anniversary, the GMWB Base is not reset to the higher value.
11/25/2013	Owner takes a $39,900 withdrawal		$ 39,900	$ 16,000	$ 16,000	$ 3,900	$ —
Assume account value decreased by $10,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.

Adj. Excess w/d	=	Excess w/d x (	GMWB Base before the excess withdrawal account value before the excess withdrawal	)

	=	$36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
	=	$ 45,000
GMWB Base	=	Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	=	Min ($65,000 — $45,000, $55,900 — $39,900)
	=	Min ($20,000, $16,000) = $16,000

DATE		PREM.	WITHDR.	VALUE	BASE	GLA	Remaining
5/10/2021	Twelfth Contract Anniversary — Owner requests a $800 withdrawal		$ 800	$—	* GMWB RIDER TERMINATED*

Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume account value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
You receive the remaining $800 of account value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 = $80 are established with an Annuity Date of 5/10/2023.

Appendix E – GMIB and GMWB Investment Categories

GMIB and GMWB
Investment Category	Subaccounts
Large Cap	BlackRock Basic Value, BlackRock Fundamental Growth, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, Invesco Basic Value, AllianceBernstein Value, Allianz CCM Capital Appreciation, American Funds® Growth Fund of America®, American Funds® Investment Company of America®, Davis New York Venture, Dreyfus Appreciation, Federated Capital Appreciation, Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, Allianz NFJ Divided Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, Transamerica WMC Diversified Growth, Van Kampen Comstock
Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid-Cap Value, Janus Enterprise Fund, Seligman Capital, Transamerica Growth Opportunities
Small Cap	BlackRock Value Opportunities, AllianceBernstein Small/Mid Cap Value, Columbia Acorn USA, Delaware Trend, Oppenheimer Main Street Small Cap, Allianz NFJ Small Cap Value, Pioneer Growth Opportunities Fund, JPMorgan Small Cap Growth, Transamerica Small/Mid Cap Value
International	American Funds® – EuroPacific Growth, Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AllianceBernstein International Value, BlackRock International Value, Columbia Acorn International, BlackRock Global Growth Fund, Inc.
Balanced	BlackRock Global Allocation Fund, American Funds® Income Fund of America®
Money Market	Ready Assets Prime Money Fund
Fixed Income	BlackRock Total Return, BlackRock Government Income, BlackRock High Income, American Funds® Bond Fund of America®, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration
Alternative	Cohen & Steers Realty Income, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares, Transamerica Flexible Income

Appendix F – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.
(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:
Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix G – Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		TRANSACTIONS		ACCOUNT		GUARANTEED LIFETIME	REMAINING GUARANTEED LIFETIME AMOUNT IN CONTRACT	EXCESS WITHDRAWAL
DATE		PREM.	WITHDR.	VALUE	GMWB BASE	AMOUNT	YEAR	AMOUNT

6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$ 100,000	$ 3,000	$ 97,000	$ 100,000	$ 5,000	$ 2,000	$ —
The Lifetime Income Percentage is 5.0%.
1/1/2010	Enter 2011 tax year			$ 97,000	$ 100,000	$ 5,000	$ 2,000
Assume no change in Account Value and the RMD amount for the 2011 tax year is determined to be $5,500 (based on IRA owner’s age and sex).
3/1/2010	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$ 5,000	$ 92,000	$ 96,907	$ 5,000	$ —	$ 3,000

Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the contract year exceeds the GLA amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:

Adjusted Withdrawal	=	Excess withdrawal (	GMWB Base before withdrawal Account Value before the withdrawal	)

	=	($3,000) x ($100,000 /$97,000)
	=	$ 3,093
GMWB Base	=	GMWB Base (prior to withdrawal) — Adj.Withdrawal
	=	$100,000 — $3,093
	=	$96,907

DATE		PREM.	WITHDR.	VALUE	GMWB BASE	GLA	YEAR	AMOUNT
6/1/2010	Contract anniversary			$ 92,000	$ 96,907	$ 4,845	$ 4,845
Assume no change in Account Value.
9/1/2010	No Activity			$ 92,000	$ 96,907	$ 4,845	$ 4,845

ML of New York Variable Annuity Separate Account D (the “Separate Account”)	Statement of Additional Information May 1, 2010 Merrill Lynch Investor Choice Annuity® (IRA Series)

Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”) issued by ML Life Insurance Company of New York

Home Office: 440 Mamaroneck Avenue Harrison, New York 10528

Service Center: 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001 Phone: (800) 333-6524

offered through Transamerica Capital, Inc.

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by ML Life Insurance Company of New York (“ML of New York”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.
This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2010, which is available on request and without charge by writing to or calling ML of New York at the Service Center address or phone number set forth above.

2

Other Information

Selling the Contract
The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2008 and 2007, MLPF&S received $234,381, and $633,495, respectively, in commissions. For the years ended December 31, 2009 and 2008, Transamerica Capital, Inc. received $343,325 and $140,799, respectively, in commissions.
Financial Statements
The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.
Administrative Services Arrangements
ML of New York has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”), pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Separate Account and certain contracts, including these Contracts and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the year ended December 31, 2009, 2008 and 2007, $435,918, $769,834 thousand, and $3.4 million, respectively, in administrative services fees were paid.
Keep Well Agreement
On December 28, 2007, AEGON USA entered into a “keep well” agreement with ML of New York. Under the agreement, so long as ML of New York is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that ML of New York maintains tangible net worth equal to at least $5 million. At December 31, 2009, the tangible net worth of ML of New York was in excess $5 million. The agreement has a duration of three years so long as ML of New York is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of ML of New York. Upon mutual consent of AEGON USA and ML of New York, the agreement may be modified or amended in ways not less favorable to ML of New York or its contract owners.

3

Calculation of Yields and Total Returns

Money Market Yield
From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Ready Assets Prime Money Fund Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:
Current Yield = ((NCF – ES)/UV) × (365/7)
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.
ML of New York also may quote the effective yield of the Ready Assets Prime Money Fund Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:
Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1
Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under the Contract, the yields for the Ready Assets Prime Money Fund Subaccount will be lower than the yield for the corresponding underlying Fund.
The yields on amounts held in the Ready Assets Prime Money Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Prime Money Fund Subaccount may also be presented for periods other than a 7-day period.

4

Other Subaccount Yields
From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Prime Money Fund Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)
Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES	=	expenses of the subaccount for the 30-day or one-month period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close of the last day in the 30-day or one-month.
Currently, ML of New York may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.
The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.
Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.
Total Returns
From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average “standard” annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.
Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.
We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

5

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:
TR = ((ERV/P)(1/N)) – 1
Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).
ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.
From time to time, ML of New York also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.
From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

Report of Independent Registered Public Accounting Firm
The Board of Directors of
ML Life Insurance Company of New York
We have audited the accompanying statements of assets and liabilities of the subaccounts of the ML of New York Variable Annuity Separate Account D (the Separate Account) (comprised of the AIM Basic Value, AIM Mid Cap Core Equity, AIM Constellation, AIM Charter, AllianceBernstein Growth and Income, AllianceBernstein Large Cap Growth, AllianceBernstein International Value, AllianceBernstein Small/Mid Cap Value, AllianceBernstein Value, Allianz CCM Capital Appreciation, Allianz NFJ Dividend Value, Allianz NFJ Small-Cap Value, Allianz NFJ Renaissance, American Century Equity Income, American Century Ultra®, American Funds Bond Fund of America, American Funds Growth Fund of America, American Funds Income Fund of America, American Funds Investment Company of America, American Funds Euro Pacific Growth, BlackRock Basic Value, BlackRock Total Return, BlackRock High Income, BlackRock Fundamental Growth, BlackRock Global SmallCap, BlackRock International Index, BlackRock Small Cap Index, BlackRock Government Income Portfolio, BlackRock International Value, BlackRock Global Allocation, BlackRock Global Growth, BlackRock S&P 500 Index, BlackRock Short-Term Bond, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock Value Opportunities, Cohen & Steers Realty Income, Columbia Acorn USA, Columbia Acorn International, Columbia Marsico Growth Fund Davis New York Venture, Delaware Trend, Dreyfus Appreciation, Eaton Vance Floating-Rate, Eaton Vance Large-Cap Value, Federated Capital Appreciation, Federated Kaufmann, Fidelity Advisor Equity Growth, Fidelity Advisor Mid Cap, Fidelity Advisor Overseas, Janus Forty, Janus Enterprise, JPMorgan Multi-Cap Market Neutral, JPMorgan Small Cap Growth, Lord Abbett Affiliated, Lord Abbett Bond-Debenture, Lord Abbett Mid-Cap Value, Ready Assets Prime Money Market, MFS® Core Growth, MFS® Research International, MFS® Mid Cap Growth, Oppenheimer Capital Appreciation, Oppenheimer Global, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Quest Opportunity Value, PIMCO Commodity RealReturn Strategy, PIMCO Low Duration, PIMCO Real Return, PIMCO Total Return, Pioneer Emerging Markets, Pioneer, Pioneer High Yield, Pioneer Real Estate Shares, Pioneer Growth Opportunities, The Putnam Fund for Growth and Income, Putnam International Equity, Putnam Voyager, Seligman Capital, Seligman Smaller-Cap Value, Templeton Foreign, Templeton Growth, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Flexible Income RTL, Van Kampen Comstock, Van Kampen Equity and Income, and Van Kampen Mid Cap Growth subaccounts) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the ML of New York Variable Annuity Separate Account D at December 31, 2009, and the results of their operations and their changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP
Des Moines, Iowa
April 23, 2010

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

					AllianceBernstein
		AIM Mid Cap			Growth and
	AIM Basic Value	Core Equity	AIM Constellation	AIM Charter	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,431.537	33,602.505	2,606.404	52,361.543	42,591.793

Cost	$40,740	$566,085	$61,548	$698,602	$96,422

Investments in mutual funds, Level 1 prices quoted at net asset value	$28,216	$703,972	$52,728	$786,470	$125,220
Receivable for units sold	—	1	—	—	—

Total assets	28,216	703,973	52,728	786,470	125,220

Liabilities
Payable for units redeemed	—	—	—	—	—

	$28,216	$703,973	$52,728	$786,470	$125,220

Net Assets:
Deferred annuity contracts terminable by owners	$28,216	$703,973	$52,728	$786,470	$125,220

Total net assets	$28,216	$703,973	$52,728	$786,470	$125,220

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	8,960	—	—	—

M&E — 1.30% IRA Annuity	—	—	4,614	73,237	9,392

M&E — 1.45% IRA Series	—	28,588	—	—	—

M&E — 1.60% IRA Series	—	992	—	—	—

M&E — 1.65% IRA Series	3,147	18,245	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$9.154851	$12.550799	$—	$—	$—

M&E — 1.30% IRA Annuity	$—	$—	$11.427406	$10.738712	$13.333013

M&E — 1.45% IRA Series	$9.059245	$12.419743	$—	$—	$—

M&E — 1.60% IRA Series	$8.988194	$12.322353	$—	$—	$—

M&E — 1.65% IRA Series	$8.964635	$12.290057	$—	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Large Cap	International	Small/Mid Cap	AllianceBernstein	Allianz CCM Capital
	Growth	Value	Value	Value	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	296,363.474	6,061.139	16,260.807	19,257.218	1,022.256

Cost	$6,509,869	$112,691	$189,765	$135,553	$19,294

Investments in mutual funds, Level 1 prices quoted at net asset value	$6,709,669	$82,735	$227,163	$158,872	$14,690
Receivable for units sold	—	—	—	—	—

Total assets	6,709,669	82,735	227,163	158,872	14,690

Liabilities
Payable for units redeemed	—	1	—	—	—

	$6,709,669	$82,734	$227,163	$158,872	$14,690

Net Assets:
Deferred annuity contracts terminable by owners	$6,709,669	$82,734	$227,163	$158,872	$14,690

Total net assets	$6,709,669	$82,734	$227,163	$158,872	$14,690

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	2,442	—	—	—

M&E — 1.30% IRA Annuity	446,989	—	—	—	—

M&E — 1.45% IRA Series	—	7,109	6,296	—	1,854

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	3,574	12,717	18,787	—

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$6.343156	$12.158781	$8.636074	$7.986264

M&E — 1.30% IRA Annuity	$15.010823	$—	$—	$—	$—

M&E — 1.45% IRA Series	$—	$6.307185	$12.031864	$8.545874	$7.925133

M&E — 1.60% IRA Series	$—	$6.280341	$11.937547	$8.478847	$7.879592

M&E — 1.65% IRA Series	$—	$6.271420	$11.906272	$8.456620	$7.864475

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Allianz NFJ	Allianz NFJ Small-	Allianz NFJ	American Century	American Century
	Dividend Value	Cap Value	Renaissance	Equity Income	Ultra®
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	12,136.476	61,761.057	47,451.740	68,345.233	—

Cost	$174,478	$1,318,241	$957,357	$462,654	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$125,855	$1,432,239	$656,732	$448,345	$—
Receivable for units sold	—	—	—	—	—

Total assets	125,855	1,432,239	656,732	448,345	—

Liabilities
Payable for units redeemed	—	—	68	—	—

	$125,855	$1,432,239	$656,664	$448,345	$—

Net Assets:
Deferred annuity contracts terminable by owners	$125,855	$1,432,239	$656,664	$448,345	$—

Total net assets	$125,855	$1,432,239	$656,664	$448,345	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	2,801	1,700	—	—	—

M&E — 1.30% IRA Annuity	—	63,988	35,746	28,922	—

M&E — 1.45% IRA Series	9,373	3,796	—	1,469	—

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	5,381	6,058	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$7.215897	$13.282211	$9.692193	$11.043715	$9.644727

M&E — 1.30% IRA Annuity	$—	$20.018906	$18.370064	$14.946478	$—

M&E — 1.45% IRA Series	$7.174995	$13.143536	$9.590999	$10.928341	$9.544003

M&E — 1.60% IRA Series	$7.144469	$13.040483	$9.515802	$10.842609	$9.469155

M&E — 1.65% IRA Series	$7.134322	$13.006312	$9.490867	$10.814186	$9.444337

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				American Funds
	American Funds	American Funds	American Funds	Investment	American Funds
	Bond Fund of	Growth Fund of	Income Fund of	Company of	EuroPacific
	America	America	America	America	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	417,460.931	358,704.725	277,288.615	206,639.586	142,118.002

Cost	$5,057,432	$9,992,911	$5,184,092	$6,359,961	$5,944,222

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,926,039	$9,788,402	$4,293,611	$5,361,068	$5,421,802
Receivable for units sold	—	14	8	14	—

Total assets	4,926,039	9,788,416	4,293,619	5,361,082	5,421,802

Liabilities
Payable for units redeemed	4	—	—	—	13

	$4,926,035	$9,788,416	$4,293,619	$5,361,082	$5,421,789

Net Assets:
Deferred annuity contracts terminable by owners	$4,926,035	$9,788,416	$4,293,619	$5,361,082	$5,421,789

Total net assets	$4,926,035	$9,788,416	$4,293,619	$5,361,082	$5,421,789

Accumulation units outstanding:
M&E — 1.25% IRA Series	34,366	19,248	12,154	15,106	55,410

M&E — 1.30% IRA Annuity	186,872	454,694	218,221	291,184	—

M&E — 1.45% IRA Series	112,442	99,009	42,600	35,464	175,103

M&E — 1.60% IRA Series	2,429	1,143	—	—	7,317

M&E — 1.65% IRA Series	85,858	74,309	17,357	47,637	117,801

Accumulation unit value:
M&E — 1.25% IRA Series	$10.779954	$11.838096	$11.488529	$10.962760	$15.437015

M&E — 1.30% IRA Annuity	$12.971994	$16.551919	$15.921604	$14.765157	$—

M&E — 1.45% IRA Series	$10.667316	$11.714353	$11.368463	$10.848174	$15.275743

M&E — 1.60% IRA Series	$10.583606	$11.622384	$11.279238	$10.762993	$15.155889

M&E — 1.65% IRA Series	$10.555850	$11.591892	$11.249653	$10.734753	$15.116142

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

				BlackRock
	BlackRock Basic	BlackRock Total	BlackRock High	Fundamental	BlackRock Global
	Value	Return	Income	Growth	SmallCap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	113,189.076	37,756.173	—	154,323.911	4,655.406

Cost	$2,588,624	$405,173	$—	$2,724,345	$111,726

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,605,613	$398,705	$—	$2,973,821	$90,687
Receivable for units sold	494	2	—	1	—

Total assets	2,606,107	398,707	—	2,973,822	90,687

Liabilities
Payable for units redeemed	—	—	—	—	—

	$2,606,107	$398,707	$—	$2,973,822	$90,687

Net Assets:
Deferred annuity contracts terminable by owners	$2,606,107	$398,707	$—	$2,973,822	$90,687

Total net assets	$2,606,107	$398,707	$—	$2,973,822	$90,687

Accumulation units outstanding:
M&E — 1.25% IRA Series	26,421	6,569	—	32,118	801

M&E — 1.30% IRA Annuity	43,197	16,113	—	36,422	—

M&E — 1.45% IRA Series	77,326	7,181	—	96,100	1,873

M&E — 1.60% IRA Series	3,204	—	—	3,810	—

M&E — 1.65% IRA Series	75,610	6,448	—	86,580	3,977

Accumulation unit value:
M&E — 1.25% IRA Series	$10.747837	$10.707858	$10.163870	$11.435652	$13.847541

M&E — 1.30% IRA Annuity	$15.514336	$11.461503	$—	$13.912741	$—

M&E — 1.45% IRA Series	$10.635566	$10.595966	$10.106323	$11.316218	$13.703001

M&E — 1.60% IRA Series	$10.552141	$10.512811	$10.063376	$11.227470	$13.595589

M&E — 1.65% IRA Series	$10.524475	$10.485242	$10.049109	$11.198042	$13.559973

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock		BlackRock	BlackRock
	International	BlackRock Small	Government	International	BlackRock Global
	Index	Cap Index	Income	Value	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	7,870.436	—	272,486.302	3,079.260	436,606.880

Cost	$103,068	$—	$2,915,510	$69,041	$7,753,144

Investments in mutual funds, Level 1 prices quoted at net asset value	$85,866	$—	$2,812,059	$62,909	$7,810,898
Receivable for units sold	—	—	—	—	—

Total assets	85,866	—	2,812,059	62,909	7,810,898

Liabilities
Payable for units redeemed	—	—	107	—	1

	$85,866	$—	$2,811,952	$62,909	$7,810,897

Net Assets:
Deferred annuity contracts terminable by owners	$85,866	$—	$2,811,952	$62,909	$7,810,897

Total net assets	$85,866	$—	$2,811,952	$62,909	$7,810,897

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	—	—	21,529

M&E — 1.30% IRA Annuity	—	—	253,366	—	219,272

M&E — 1.45% IRA Series	336	—	—	1,784	71,011

M&E — 1.60% IRA Series	—	—	—	2,795	—

M&E — 1.65% IRA Series	6,730	—	2,731	3,600	104,679

Accumulation unit value:
M&E — 1.25% IRA Series	$12.402861	$10.553001	$11.000733	$7.766525	$14.793121

M&E — 1.30% IRA Annuity	$—	$—	$10.981470	$—	$22.513413

M&E — 1.45% IRA Series	$12.273368	$10.442814	$10.923907	$7.722498	$14.638659

M&E — 1.60% IRA Series	$12.177142	$10.360933	$10.866639	$7.689646	$14.523873

M&E — 1.65% IRA Series	$12.145233	$10.333779	$10.847620	$7.678723	$14.485809

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock Global	BlackRock	BlackRock Short-	BlackRock Large	BlackRock Large
	Growth	S&P 500 Index	Term Bond	Cap Core	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,517.225	121,255.163	1,501.650	23,097.354	268,629.902

Cost	$80,042	$1,744,380	$14,982	$300,268	$1,871,128

Investments in mutual funds, Level 1 prices quoted at net asset value	$76,524	$1,650,282	$14,536	$227,509	$2,468,709
Receivable for units sold	—	—	—	—	—

Total assets	76,524	1,650,282	14,536	227,509	2,468,709

Liabilities
Payable for units redeemed	—	—	—	—	—

	$76,524	$1,650,282	$14,536	$227,509	$2,468,709

Net Assets:
Deferred annuity contracts terminable by owners	$76,524	$1,650,282	$14,536	$227,509	$2,468,709

Total net assets	$76,524	$1,650,282	$14,536	$227,509	$2,468,709

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	9,803	—	10,836	31,008

M&E — 1.30% IRA Annuity	—	101,227	—	—	—

M&E — 1.45% IRA Series	2,361	4,271	—	8,662	95,006

M&E — 1.60% IRA Series	—	—	—	—	3,699

M&E — 1.65% IRA Series	7,076	14,148	1,386	2,158	95,830

Accumulation unit value:
M&E — 1.25% IRA Series	$8.160964	$10.167317	$10.710765	$10.571301	$11.095605

M&E — 1.30% IRA Annuity	$—	$13.502250	$—	$—	$—

M&E — 1.45% IRA Series	$8.130996	$10.061044	$10.598834	$10.460966	$10.979772

M&E — 1.60% IRA Series	$8.108597	$9.982080	$10.515651	$10.378975	$10.893693

M&E — 1.65% IRA Series	$8.101144	$9.955890	$10.488071	$10.351786	$10.865151

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	BlackRock Large	BlackRock Value	Cohen & Steers	Columbia Acorn	Columbia Acorn
	Cap Value	Opportunities	Realty Income	USA	International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	27,367.653	96,316.865	7,573.375	31,602.529	2,119.812

Cost	$422,261	$2,098,669	$79,060	$540,879	$86,076

Investments in mutual funds, Level 1 prices quoted at net asset value	$364,811	$1,434,158	$68,691	$708,845	$72,349
Receivable for units sold	—	1	1	—	—

Total assets	364,811	1,434,159	68,692	708,845	72,349

Liabilities
Payable for units redeemed	—	—	—	—	—

	$364,811	$1,434,159	$68,692	$708,845	$72,349

Net Assets:
Deferred annuity contracts terminable by owners	$364,811	$1,434,159	$68,692	$708,845	$72,349

Total net assets	$364,811	$1,434,159	$68,692	$708,845	$72,349

Accumulation units outstanding:
M&E — 1.25% IRA Series	1,519	273	991	7,285	—

M&E — 1.30% IRA Annuity	—	86,210	—	—	—

M&E — 1.45% IRA Series	10,835	2,330	1,161	26,315	2,127

M&E — 1.60% IRA Series	1,159	—	—	676	—

M&E — 1.65% IRA Series	21,403	12,448	4,679	28,370	6,044

Accumulation unit value:
M&E — 1.25% IRA Series	$10.624230	$9.433277	$10.219028	$11.475601	$8.942420

M&E — 1.30% IRA Annuity	$—	$15.019731	$—	$—	$—

M&E — 1.45% IRA Series	$10.513339	$9.334735	$10.112280	$11.355660	$8.891743

M&E — 1.60% IRA Series	$10.430931	$9.261505	$10.032954	$11.266523	$8.853926

M&E — 1.65% IRA Series	$10.403607	$9.237227	$10.006646	$11.236973	$8.841363

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Columbia	Davis New York			Eaton Vance
	Marsico Growth	Venture	Delaware Trend	Dreyfus Appreciation	Floating-Rate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	5,205.248	341,041.851	29,611.254	2,852.525	3.524

Cost	$69,075	$10,470,324	$523,326	$73,352	$49

Investments in mutual funds, Level 1 prices quoted at net asset value	$88,645	$10,565,476	$413,373	$95,617	$31
Receivable for units sold	—	381	—	—	—

Total assets	88,645	10,565,857	413,373	95,617	31

Liabilities
Payable for units redeemed	—	—	—	—	31

	$88,645	$10,565,857	$413,373	$95,617	$—

Net Assets:
Deferred annuity contracts terminable by owners	$88,645	$10,565,857	$413,373	$95,617	$—
-
Total net assets	$88,645	$10,565,857	$413,373	$95,617	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	1,380	27,951	—	—	—

M&E — 1.30% IRA Annuity	—	498,343	24,976	—	—

M&E — 1.45% IRA Series	5,419	127,595	2,881	9,112	—

M&E — 1.60% IRA Series	—	5,256	—	—	—

M&E — 1.65% IRA Series	3,744	113,675	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$8.487523	$10.799103	$10.596162	$10.603678	$10.865302

M&E — 1.30% IRA Annuity	$—	$15.336202	$15.340921	$—	$—

M&E — 1.45% IRA Series	$8.422552	$10.686281	$10.485504	$10.492942	$10.751767

M&E — 1.60% IRA Series	$8.374162	$10.602441	$10.403266	$10.410652	$10.667397

M&E — 1.65% IRA Series	$8.358091	$10.574645	$10.375995	$10.383364	$10.639420

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Eaton Vance	Federated Capital		Fidelity Advisor	Fidelity Advisor
	Large-Cap Value	Appreciation	Federated Kaufmann	Equity Growth	Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	107,015.259	117,444.604	115,217.173	5,499.859	2,805.257

Cost	$1,732,848	$2,211,397	$641,564	$242,491	$66,769

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,791,435	$1,996,558	$536,912	$240,454	$45,333
Receivable for units sold	—	—	—	3	—

Total assets	1,791,435	1,996,558	536,912	240,457	45,333

Liabilities
Payable for units redeemed	—	—	—	—	163

	$1,791,435	$1,996,558	$536,912	$240,457	$45,170

Net Assets:
Deferred annuity contracts terminable by owners	$1,791,435	$1,996,558	$536,912	$240,457	$45,170

Total net assets	$1,791,435	$1,996,558	$536,912	$240,457	$45,170

Accumulation units outstanding:
M&E — 1.25% IRA Series	36,079	28,520	5,592	—	—

M&E — 1.30% IRA Annuity	—	—	—	19,400	2,908

M&E — 1.45% IRA Series	100,849	84,676	19,638	—	—

M&E — 1.60% IRA Series	3,955	4,516	544	—	—

M&E — 1.65% IRA Series	82,122	68,758	18,149	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$8.088995	$10.846502	$12.391239	$9.760171	$—

M&E — 1.30% IRA Annuity	$—	$—	$—	$12.394742	$15.532656

M&E — 1.45% IRA Series	$8.043148	$10.733216	$12.261812	$9.658207	$—

M&E — 1.60% IRA Series	$8.008941	$10.649035	$12.165640	$9.582435	$—

M&E — 1.65% IRA Series	$7.997566	$10.621122	$12.133748	$9.557311	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Fidelity			JPMorgan Multi-Cap	JPMorgan Small Cap
	Advisor Overseas	Janus Forty	Janus Enterprise	Market Neutral	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	19,130.420	76,254.437	7,621.246	11,489.422	—

Cost	$314,662	$2,384,695	$279,260	$116,559	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$312,208	$2,432,517	$357,665	$115,354	$—
Receivable for units sold	3	—	—	—	—

Total assets	312,211	2,432,517	357,665	115,354	—

Liabilities
Payable for units redeemed	—	1	—	—	—

	$312,211	$2,432,516	$357,665	$115,354	$—

Net Assets:
Deferred annuity contracts terminable by owners	$312,211	$2,432,516	$357,665	$115,354	$—

Total net assets	$312,211	$2,432,516	$357,665	$115,354	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	37,377	4,551	3,679	—

M&E — 1.30% IRA Annuity	17,710	—	—	—	—

M&E — 1.45% IRA Series	—	109,699	13,918	890	—

M&E — 1.60% IRA Series	—	4,109	520	—	—

M&E — 1.65% IRA Series	—	81,752	9,132	7,296	—

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$10.514372	$12.733065	$9.820000	$8.417547

M&E — 1.30% IRA Annuity	$17.629137	$—	$—	$—	$—

M&E — 1.45% IRA Series	$—	$10.454790	$12.720383	$9.744896	$8.369820

M&E — 1.60% IRA Series	$—	$10.410325	$12.710890	$9.688951	$8.334204

M&E — 1.65% IRA Series	$—	$10.395551	$12.707726	$9.670371	$8.322369

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Lord Abbett	Lord Abbett	Lord Abbett Mid-Cap	Ready Assets Prime
	Affiliated	Bond-Debenture Fund	Value	Money Market	MFS® Core Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,101.790	107,036.577	179,725.942	1,678,444.979	7,668.550

Cost	$18,393	$815,895	$3,203,995	$1,678,445	$91,339

Investments in mutual funds, Level 1 prices quoted at net asset value	$21,480	$786,718	$2,361,599	$1,678,445	$119,399
Receivable for units sold	—	3,866	—	62	—

Total assets	21,480	790,584	2,361,599	1,678,507	119,399

Liabilities
Payable for units redeemed	—	—	—	—	—

	$21,480	$790,584	$2,361,599	$1,678,507	$119,399

Net Assets:
Deferred annuity contracts terminable by owners	$21,480	$790,584	$2,361,599	$1,678,507	$119,399

Total net assets	$21,480	$790,584	$2,361,599	$1,678,507	$119,399

Accumulation units outstanding:
M&E — 1.25% IRA Series	779	—	609	136	—

M&E — 1.30% IRA Annuity	—	41,400	139,672	137,139	9,409

M&E — 1.45% IRA Series	946	9,920	9,571	1,612	—

M&E — 1.60% IRA Series	—	—	1,386	—	—

M&E — 1.65% IRA Series	484	—	22,708	18,104	—

Accumulation unit value:
M&E — 1.25% IRA Series	$9.812197	$12.402413	$9.933989	$10.853073	$—

M&E — 1.30% IRA Annuity	$—	$16.155584	$14.512939	$10.699481	$12.689754

M&E — 1.45% IRA Series	$9.709708	$12.272836	$9.830267	$10.739652	$—

M&E — 1.60% IRA Series	$9.633546	$12.176541	$9.753193	$10.655374	$—

M&E — 1.65% IRA Series	$9.608293	$12.144610	$9.727633	$10.627430	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

			Oppenheimer
	MFS® Research	MFS® Mid Cap	Capital	Oppenheimer	Oppenheimer
	International	Growth	Appreciation	Global	Main Street
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	41,789.065	36,886.597	1,055.856	8,837.772	8,149.360

Cost	$425,698	$292,500	$45,040	$525,387	$192,088

Investments in mutual funds, Level 1 prices quoted at net asset value	$580,868	$262,264	$42,160	$468,490	$229,241
Receivable for units sold	—	—	—	18	26

Total assets	580,868	262,264	42,160	468,508	229,267

Liabilities
Payable for units redeemed	—	—	—	—	—

	$580,868	$262,264	$42,160	$468,508	$229,267

Net Assets:
Deferred annuity contracts terminable by owners	$580,868	$262,264	$42,160	$468,508	$229,267

Total net assets	$580,868	$262,264	$42,160	$468,508	$229,267

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	—	—	—

M&E — 1.30% IRA Annuity	30,530	21,314	—	25,344	13,086

M&E — 1.45% IRA Series	—	—	4,219	—	918

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	—	—	—	5,000

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$—	$10.098079	$—	$10.174763

M&E — 1.30% IRA Annuity	$19.026420	$12.304768	$—	$18.485625	$13.006792

M&E — 1.45% IRA Series	$—	$—	$9.992615	$—	$10.068468

M&E — 1.60% IRA Series	$—	$—	$9.914243	$—	$9.989475

M&E — 1.65% IRA Series	$—	$—	$9.888255	$—	$9.963282

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

		Oppenheimer
	Oppenheimer	Quest	PIMCO
	Main Street Small	Opportunity	CommodityRealReturn	PIMCO Low	PIMCO Real
	Cap	Value	Strategy	Duration	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	287.946	4,763.791	101,934.899	2,908.507	97,175.599

Cost	$4,813	$103,956	$961,923	$28,351	$1,002,902

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,777	$118,809	$833,827	$29,929	$1,048,525
Receivable for units sold	—	—	—	—	16

Total assets	4,777	118,809	833,827	29,929	1,048,541

Liabilities
Payable for units redeemed	—	—	—	—	—

	$4,777	$118,809	$833,827	$29,929	$1,048,541

Net Assets:
Deferred annuity contracts terminable by owners	$4,777	$118,809	$833,827	$29,929	$1,048,541

Total net assets	$4,777	$118,809	$833,827	$29,929	$1,048,541

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	9,408	—	15,272

M&E — 1.30% IRA Annuity	—	8,087	—	—	—

M&E — 1.45% IRA Series	429	—	49,385	2,640	37,311

M&E — 1.60% IRA Series	—	—	860	—	1,520

M&E — 1.65% IRA Series	—	—	23,049	—	34,093

Accumulation unit value:
M&E — 1.25% IRA Series	$11.256325	$—	$10.207233	$11.399711	$12.042651

M&E — 1.30% IRA Annuity	$—	$14.691402	$—	$—	$—

M&E — 1.45% IRA Series	$11.138850	$—	$10.100492	$11.335181	$11.916809

M&E — 1.60% IRA Series	$11.051549	$—	$10.021177	$11.287026	$11.823296

M&E — 1.65% IRA Series	$11.022601	$—	$9.994874	$11.271020	$11.792290

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	PIMCO Total	Pioneer Emerging		Pioneer High	Pioneer Real
	Return	Markets	Pioneer	Yield	Estate Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,297,214.514	31,344.822	0.001	52,902.279	20,909.482

Cost	$13,421,705	$707,600	$—	$404,028	$266,310

Investments in mutual funds, Level 1 prices quoted at net asset value	$14,009,916	$832,205	$—	$482,469	$339,570
Receivable for units sold	125	—	—	21	—

Total assets	14,010,041	832,205	—	482,490	339,570

Liabilities
Payable for units redeemed	—	—	—	—	—

	$14,010,041	$832,205	$—	$482,490	$339,570

Net Assets:
Deferred annuity contracts terminable by owners	$14,010,041	$832,205	$—	$482,490	$339,570

Total net assets	$14,010,041	$832,205	$—	$482,490	$339,570

Accumulation units outstanding:
M&E — 1.25% IRA Series	112,311	7,326	—	4,073	6,703

M&E — 1.30% IRA Annuity	478,233	—	—	—	—

M&E — 1.45% IRA Series	241,669	39,156	—	13,705	20,074

M&E — 1.60% IRA Series	8,751	794	—	477	818

M&E — 1.65% IRA Series	208,768	25,090	—	22,631	14,286

Accumulation unit value:
M&E — 1.25% IRA Series	$12.910346	$11.611025	$10.857662	$11.983273	$8.143708

M&E — 1.30% IRA Annuity	$14.056897	$—	$—	$—	$—

M&E — 1.45% IRA Series	$12.775450	$11.522131	$10.744289	$11.858079	$8.113732

M&E — 1.60% IRA Series	$12.675209	$11.455914	$10.660048	$11.765052	$8.091322

M&E — 1.65% IRA Series	$12.641971	$11.433929	$10.632112	$11.734203	$8.083862

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

		The Putnam Fund	Putnam
	Pioneer Growth	for Growth and	International
	Opportunities	Income	Equity	Putnam Voyager	Seligman Capital
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,968.143	4,668.461	15,233.691	20,549.239	—

Cost	$41,527	$76,634	$363,378	$393,176	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$44,893	$55,928	$283,042	$405,436	$—
Receivable for units sold	—	—	—	26	—

Total assets	44,893	55,928	283,042	405,462	—

Liabilities
Payable for units redeemed	—	—	—	—	—

	$44,893	$55,928	$283,042	$405,462	$—

Net Assets:
Deferred annuity contracts terminable by owners	$44,893	$55,928	$283,042	$405,462	$—

Total net assets	$44,893	$55,928	$283,042	$405,462	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	—	—	—

M&E — 1.30% IRA Annuity	—	4,416	18,102	27,548	—

M&E — 1.45% IRA Series	—	—	—	—	—

M&E — 1.60% IRA Series	1,239	—	—	—	—

M&E — 1.65% IRA Series	2,728	—	—	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$11.334328	$—	$—	$—	$8.357087

M&E — 1.30% IRA Annuity	$—	$12.665060	$15.635964	$14.718231	$—

M&E — 1.45% IRA Series	$11.324897	$—	$—	$—	$8.309705

M&E — 1.60% IRA Series	$11.317833	$—	$—	$—	$8.274349

M&E — 1.65% IRA Series	$11.315480	$—	$—	$—	$8.262599

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

					Transamerica
	Seligman Smaller-	Templeton	Templeton	Transamerica	Growth
	Cap Value	Foreign	Growth	Equity	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	16,901.946	391,115.658	13,864.796	—	—

Cost	$279,264	$2,716,464	$320,948	$—	$—

Investments in mutual funds, Level 1 prices quoted at net asset value	$212,796	$2,561,808	$233,067	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	212,796	2,561,808	233,067	—	—

Liabilities
Payable for units redeemed	1	—	—	—	—

	$212,795	$2,561,808	$233,067	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$212,795	$2,561,808	$233,067	$—	$—

Total net assets	$212,795	$2,561,808	$233,067	$—	$—

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	1,869	—	—	—

M&E — 1.30% IRA Annuity	11,897	102,234	14,878	—	—

M&E — 1.45% IRA Series	—	5,566	632	—	—

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	43,305	269	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$—	$13.414321	$10.465854	$7.944464	$9.003372

M&E — 1.30% IRA Annuity	$17.887106	$18.526261	$15.039557	$—	$—

M&E — 1.45% IRA Series	$—	$13.274279	$10.356564	$7.915290	$8.970317

M&E — 1.60% IRA Series	$—	$13.170209	$10.275344	$7.893481	$8.945607

M&E — 1.65% IRA Series	$—	$13.135698	$10.248408	$7.886226	$8.937385

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2009

	Transamerica	Transamerica		Van Kampen
	Small/Mid Cap	Flexible Income	Van Kampen	Equity and	Van Kampen Mid
	Value	RTL	Comstock	Income	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	518.903	2,099.525	77,380.872	91,105.180	11,290.621

Cost	$4,925	$17,616	$1,082,348	$752,917	$221,021

Investments in mutual funds, Level 1 prices quoted at net asset value	$8,567	$17,762	$1,068,629	$709,709	$263,862
Receivable for units sold	—	—	—	—	—

Total assets	8,567	17,762	1,068,629	709,709	263,862

Liabilities
Payable for units redeemed	—	—	—	—	—

	$8,567	$17,762	$1,068,629	$709,709	$263,862

Net Assets:
Deferred annuity contracts terminable by owners	$8,567	$17,762	$1,068,629	$709,709	$263,862

Total net assets	$8,567	$17,762	$1,068,629	$709,709	$263,862

Accumulation units outstanding:
M&E — 1.25% IRA Series	—	—	774	—	—

M&E — 1.30% IRA Annuity	—	—	63,192	46,322	27,693

M&E — 1.45% IRA Series	965	17,466	4,086	—	—

M&E — 1.60% IRA Series	—	—	—	—	—

M&E — 1.65% IRA Series	—	—	3,145	—	—

Accumulation unit value:
M&E — 1.25% IRA Series	$8.914964	$1.017234	$10.089199	$—	$—

M&E — 1.30% IRA Annuity	$—	$—	$15.649935	$15.321102	$9.527973

M&E — 1.45% IRA Series	$8.882214	$1.016968	$9.983747	$—	$—

M&E — 1.60% IRA Series	$8.857738	$1.016767	$9.905380	$—	$—

M&E — 1.65% IRA Series	$8.849596	$1.016700	$9.879395	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		AIM Mid Cap
	AIM Basic Value	Core Equity	AIM Constellation	AIM Charter
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$411	$555	$165	$3,320
Expenses:
Administrative, mortality and expense risk charges	376	5,381	565	34,933

Net investment income (loss)	35	(4,826)	(400)	(31,613)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	631	48,191	681	6,843,437
Cost of investments sold	1,228	55,459	891	6,573,001

Net realized capital gains (losses) on investments	(597)	(7,268)	(210)	270,436

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,421)	(15,319)	(17,390)	(58,321)
End of period	(12,524)	137,887	(8,820)	87,868

Net change in unrealized appreciation/depreciation of investments	9,897	153,206	8,570	146,189

Net realized and unrealized capital gains (losses) on investments	9,300	145,938	8,360	416,625

Increase (decrease) in net assets from operations	$9,335	$141,112	$7,960	$385,012

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	Growth and	Large Cap	International	Small/Mid Cap
	Income	Growth	Value	Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,619	$—	$1,030	$665
Expenses:
Administrative, mortality and expense risk charges	8,193	9,662	1,058	3,691

Net investment income (loss)	(6,574)	(9,662)	(28)	(3,026)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,199,057	816,929	14,347	376,259
Cost of investments sold	2,009,015	756,202	30,410	586,444

Net realized capital gains (losses) on investments	190,042	60,727	(16,063)	(210,185)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(73,556)	(59,067)	(67,538)	(209,537)
End of period	28,798	199,800	(29,956)	37,398

Net change in unrealized appreciation/depreciation of investments	102,354	258,867	37,582	246,935

Net realized and unrealized capital gains (losses) on investments	292,396	319,594	21,519	36,750

Increase (decrease) in net assets from operations	$285,822	$309,932	$21,491	$33,724

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		Allianz CCM
	AllianceBernstein	Capital	Allianz NFJ	Allianz NFJ Small-
	Value	Appreciation	Dividend Value	Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,522	$29	$4,067	$26,441
Expenses:
Administrative, mortality and expense risk charges	1,966	182	1,528	18,491

Net investment income (loss)	556	(153)	2,539	7,950

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	90,805	406	2,610	810,648
Cost of investments sold	108,517	618	5,061	1,312,977

Net realized capital gains (losses) on investments	(17,712)	(212)	(2,451)	(502,329)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(27,979)	(7,519)	(62,998)	(675,656)
End of period	23,319	(4,604)	(48,623)	113,997

Net change in unrealized appreciation/depreciation of investments	51,298	2,915	14,375	789,653

Net realized and unrealized capital gains (losses) on investments	33,586	2,703	11,924	287,324

Increase (decrease) in net assets from operations	$34,142	$2,550	$14,463	$295,274

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				American Funds
	Allianz NFJ	American Century	American Century	Bond Fund of
	Renaissance	Equity Income	Ultra®	America
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,295	$13,515	$—	$241,537
Expenses:
Administrative, mortality and expense risk charges	7,445	6,655	—	72,125

Net investment income (loss)	1,850	6,860	—	169,412

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	78,290	271,583	—	2,295,606
Cost of investments sold	181,521	357,775	—	2,767,628

Net realized capital gains (losses) on investments	(103,231)	(86,192)	—	(472,022)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(562,046)	(140,154)	—	(1,047,393)
End of period	(300,626)	(14,309)	—	(131,393)

Net change in unrealized appreciation/depreciation of investments	261,420	125,845	—	916,000

Net realized and unrealized capital gains (losses) on investments	158,189	39,653	—	443,978

Increase (decrease) in net assets from operations	$160,039	$46,513	$—	$613,390

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

			American Funds
	American Funds	American Funds	Investment	American Funds
	Growth Fund of	Income Fund of	Company of	EuroPacific
	America	America	America	Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$76,572	$194,524	$120,076	$81,349
Expenses:
Administrative, mortality and expense risk charges	121,592	51,364	63,259	55,193

Net investment income (loss)	(45,020)	143,160	56,817	26,156
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,806,749	530,173	505,067	1,077,223
Cost of investments sold	4,369,040	739,161	689,689	1,558,202

Net realized capital gains (losses) on investments	(1,562,291)	(208,988)	(184,622)	(480,979)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,183,703)	(1,779,722)	(2,232,178)	(2,088,702)
End of period	(204,508)	(890,481)	(998,893)	(522,420)

Net change in unrealized appreciation/depreciation of investments	3,979,195	889,241	1,233,285	1,566,282

Net realized and unrealized capital gains (losses) on investments	2,416,904	680,253	1,048,663	1,085,303

Increase (decrease) in net assets from operations	$2,371,884	$823,413	$1,105,480	$1,111,459

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				BlackRock
	BlackRock Basic	BlackRock Total	BlackRock High	Fundamental
	Value	Return	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$114,392	$20,489	$—	$15,183
Expenses:
Administrative, mortality and expense risk charges	41,106	5,306	—	38,982

Net investment income (loss)	73,286	15,183	—	(23,799)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	825	—	—
Proceeds from sales	4,993,246	107,634	—	1,380,558
Cost of investments sold	4,887,241	124,752	—	1,797,191

Net realized capital gains (losses) on investments	106,005	(16,293)	—	(416,633)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(646,198)	(61,482)	—	(968,067)
End of period	16,989	(6,467)	—	249,476

Net change in unrealized appreciation/depreciation of investments	663,187	55,015	—	1,217,543

Net realized and unrealized capital gains (losses) on investments	769,192	38,722	—	800,910

Increase (decrease) in net assets from operations	$842,478	$53,905	$—	$777,111

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		BlackRock		BlackRock
	BlackRock Global	International	BlackRock Small	Government
	SmallCap	Index	Cap Index	Income
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,828	$—	$157,949
Expenses:
Administrative, mortality and expense risk charges	1,176	1,197	—	47,258

Net investment income (loss)	(1,176)	631	—	110,691

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,511
Proceeds from sales	2,534	1,992	—	2,965,164
Cost of investments sold	4,149	2,693	—	3,031,350

Net realized capital gains (losses) on investments	(1,615)	(701)	—	(64,675)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(46,211)	(34,988)	(0)	19,581
End of period	(21,039)	(17,202)	(0)	(103,451)

Net change in unrealized appreciation/depreciation of investments	25,172	17,786	—	(123,032)

Net realized and unrealized capital gains (losses) on investments	23,557	17,085	—	(187,707)

Increase (decrease) in net assets from operations	$22,381	$17,716	$—	$(77,016)

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock
	International	BlackRock Global	BlackRock Global	BlackRock S&P
	Value	Allocation	Growth	500 Index
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,471	$146,906	$323	$25,473
Expenses:
Administrative, mortality and expense risk charges	965	91,130	351	16,152

Net investment income (loss)	506	55,776	(28)	9,321

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	100,453	1,580,826	93,286	230,138
Cost of investments sold	105,695	1,744,970	90,455	316,301

Net realized capital gains (losses) on investments	(5,242)	(164,144)	2,831	(86,163)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(30,202)	(1,311,749)	(9,454)	(470,099)
End of period	(6,132)	57,753	(3,518)	(94,099)

Net change in unrealized appreciation/depreciation of investments	24,070	1,369,502	5,936	376,000

Net realized and unrealized capital gains (losses) on investments	18,828	1,205,358	8,767	289,837

Increase (decrease) in net assets from operations	$19,334	$1,261,134	$8,739	$299,158

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock Short-	BlackRock Large	BlackRock Large	BlackRock Large
	Term Bond	Cap Core	Cap Growth	Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$487	$2,297	$5,187	$3,076
Expenses:
Administrative, mortality and expense risk charges	228	2,727	29,769	5,040

Net investment income (loss)	259	(430)	(24,582)	(1,964)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	355	14,566	853,115	129,684
Cost of investments sold	378	23,285	709,265	193,576

Net realized capital gains (losses) on investments	(23)	(8,719)	143,850	(63,892)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,654)	(119,206)	(51,877)	(164,992)
End of period	(446)	(72,759)	597,581	(57,450)

Net change in unrealized appreciation/depreciation of investments	1,208	46,447	649,458	107,542

Net realized and unrealized capital gains (losses) on investments	1,185	37,728	793,308	43,650

Increase (decrease) in net assets from operations	$1,444	$37,298	$768,726	$41,686

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	BlackRock Value	Cohen & Steers	Columbia Acorn	Columbia Acorn
	Opportunities	Realty Income	USA	International
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,634	$2,072	$—	$898
Expenses:
Administrative, mortality and expense risk charges	16,790	837	10,185	955

Net investment income (loss)	(15,156)	1,235	(10,185)	(57)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	187,548	8,164	286,485	5,524
Cost of investments sold	413,896	16,134	408,149	9,450

Net realized capital gains (losses) on investments	(226,348)	(7,970)	(121,664)	(3,926)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,213,543)	(33,357)	(191,688)	(41,496)
End of period	(664,511)	(10,369)	167,966	(13,727)

Net change in unrealized appreciation/depreciation of investments	549,032	22,988	359,654	27,769

Net realized and unrealized capital gains (losses) on investments	322,684	15,018	237,990	23,843

Increase (decrease) in net assets from operations	$307,528	$16,253	$227,805	$23,786

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Columbia Marsico	Davis New York		Dreyfus
	Growth	Venture	Delaware Trend	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$9,428	$36,831	$—	$2,807
Expenses:
Administrative, mortality and expense risk charges	25,645	55,801	4,749	11,933

Net investment income (loss)	(16,217)	(18,970)	(4,749)	(9,126)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,928,729	1,778,129	89,899	1,643,481
Cost of investments sold	3,774,648	2,387,690	167,986	2,424,505

Net realized capital gains (losses) on investments	(845,919)	(609,561)	(78,087)	(781,024)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,208,802)	(1,750,164)	(348,155)	(788,568)
End of period	19,570	95,153	(109,953)	22,265

Net change in unrealized appreciation/depreciation of investments	1,228,372	1,845,317	238,202	810,833

Net realized and unrealized capital gains (losses) on investments	382,453	1,235,756	160,115	29,809

Increase (decrease) in net assets from operations	$366,236	$1,216,786	$155,366	$20,683

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Eaton Vance	Eaton Vance	Federated Capital	Federated
	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$12,758	$12,978	$973
Expenses:
Administrative, mortality and expense risk charges	—	14,533	24,490	8,781

Net investment income (loss)	—	(1,775)	(11,512)	(7,808)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	209,589	315,406	190,977
Cost of investments sold	—	351,501	425,795	276,772

Net realized capital gains (losses) on investments	—	(141,912)	(110,389)	(85,795)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22)	(282,645)	(563,222)	(344,094)
End of period	(18)	58,587	(214,839)	(104,652)

Net change in unrealized appreciation/depreciation of investments	4	341,232	348,383	239,442

Net realized and unrealized capital gains (losses) on investments	4	199,320	237,994	153,647

Increase (decrease) in net assets from operations	$4	$197,545	$226,482	$145,839

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Fidelity
	Advisor Equity	Fidelity Advisor	Fidelity Advisor
	Growth	Mid Cap	Overseas	Janus Forty
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$148	$4,069	$—
Expenses:
Administrative, mortality and expense risk charges	12,365	1,057	3,917	23,590

Net investment income (loss)	(12,365)	(909)	152	(23,590)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	14	573	—
Proceeds from sales	2,291,088	69,267	57,527	762,201
Cost of investments sold	3,434,007	118,429	77,609	901,659

Net realized capital gains (losses) on investments	(1,142,919)	(49,148)	(19,509)	(139,458)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,129,660)	(98,947)	(95,026)	(610,771)
End of period	(2,037)	(21,436)	(2,454)	47,822
Net change in unrealized appreciation/depreciation of investments	1,127,623	77,511	92,572	658,593

Net realized and unrealized capital gains (losses) on investments	(15,296)	28,363	73,063	519,135

Increase (decrease) in net assets from operations	$(27,661)	$27,454	$73,215	$495,545

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

		JPMorgan Multi-Cap	JPMorgan Small Cap	Lord Abbett
	Janus Enterprise	Market Neutral	Growth	Affiliated
	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$2,041
Expenses:
Administrative, mortality and expense risk charges	2,577	605	—	8,639

Net investment income (loss)	(2,577)	(605)	—	(6,598)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	38,850	1,890	—	1,314,398
Cost of investments sold	32,093	2,064	—	1,456,046

Net realized capital gains (losses) on investments	6,757	(174)	—	(141,648)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(1,410)	—	(328,747)
End of period	78,405	(1,205)	—	3,087

Net change in unrealized appreciation/depreciation of investments	78,405	205	—	331,834

Net realized and unrealized capital gains (losses) on investments	85,162	31	—	190,186

Increase (decrease) in net assets from operations	$82,585	$(574)	$—	$183,588

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Lord Abbett	Lord Abbett Mid-Cap	Ready Assets Prime
	Bond-Debenture Fund	Value	Money Market	MFS® Core Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$58,690	$12,591	$6,372	$33
Expenses:
Administrative, mortality and expense risk charges	9,986	27,114	29,654	5,426

Net investment income (loss)	48,704	(14,523)	(23,282)	(5,393)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	8	—
Proceeds from sales	154,080	440,916	2,208,755	1,264,662
Cost of investments sold	180,758	917,630	2,208,766	1,233,944

Net realized capital gains (losses) on investments	(26,678)	(476,714)	(3)	30,718

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(227,157)	(1,789,980)	(11)	(78,529)
End of period	(29,177)	(842,397)	—	28,060

Net change in unrealized appreciation/depreciation of investments	197,980	947,583	11	106,589

Net realized and unrealized capital gains (losses) on investments	171,302	470,869	8	137,307

Increase (decrease) in net assets from operations	$220,006	$456,346	$(23,274)	$131,914

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	MFS® Research		Oppenheimer Capital
	International	MFS® Mid Cap Growth	Appreciation	Oppenheimer Global
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$6,737	$—	$—	$1,128
Expenses:
Administrative, mortality and expense risk charges	7,393	3,177	1,002	2,422

Net investment income (loss)	(656)	(3,177)	(1,002)	(1,294)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	677,677	56,810	236,154	25,160
Cost of investments sold	705,693	72,519	240,045	46,098

Net realized capital gains (losses) on investments	(28,016)	(15,709)	(3,891)	(20,938)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(107,778)	(133,377)	(8,897)	(138,838)
End of period	155,170	(30,236)	(2,880)	(56,897)

Net change in unrealized appreciation/depreciation of investments	262,948	103,141	6,017	81,941

Net realized and unrealized capital gains (losses) on investments	234,932	87,432	2,126	61,003

Increase (decrease) in net assets from operations	$234,276	$84,255	$1,124	$59,709

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

				PIMCO
	Oppenheimer	Oppenheimer Main	Oppenheimer Quest	CommodityRealReturn
	Main Street	Street Small Cap	Opportunity Value	Strategy
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,273	$10	$—	$50,262
Expenses:
Administrative, mortality and expense risk charges	4,198	158	11,647	11,662

Net investment income (loss)	(1,925)	(148)	(11,647)	38,600

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	10,122
Proceeds from sales	443,444	43,260	1,974,819	264,238
Cost of investments sold	521,648	46,892	1,855,757	563,843

Net realized capital gains (losses) on investments	(78,204)	(3,632)	119,062	(289,483)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(151,306)	2,374	(25,911)	(632,404)
End of period	37,153	(36)	14,853	(128,096)

Net change in unrealized appreciation/depreciation of investments	188,459	(2,410)	40,764	504,308

Net realized and unrealized capital gains (losses) on investments	110,255	(6,042)	159,826	214,825

Increase (decrease) in net assets from operations	$108,330	$(6,190)	$148,179	$253,425

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	PIMCO Low			Pioneer Emerging
	Duration	PIMCO Real Return	PIMCO Total Return	Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$884	$44,150	$779,498	$1,249
Expenses:
Administrative, mortality and expense risk charges	399	20,509	207,451	7,884

Net investment income (loss)	485	23,641	572,047	(6,635)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	25	—	140,338	—
Proceeds from sales	2,933	914,556	8,043,222	174,361
Cost of investments sold	3,004	966,624	8,118,527	222,712

Net realized capital gains (losses) on investments	(46)	(52,068)	65,033	(48,351)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(876)	(206,624)	(404,664)	(205,250)
End of period	1,578	45,623	588,212	124,605

Net change in unrealized appreciation/depreciation of investments	2,454	252,247	992,876	329,855

Net realized and unrealized capital gains (losses) on investments	2,408	200,179	1,057,909	281,504

Increase (decrease) in net assets from operations	$2,893	$223,820	$1,629,956	$274,869

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

			Pioneer Real Estate	Pioneer Growth
	Pioneer	Pioneer High Yield	Shares	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$21,357	$11,397	$—
Expenses:
Administrative, mortality and expense risk charges	—	4,987	4,553	242

Net investment income (loss)	—	16,370	6,844	(242)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	160,687	136,731	390
Cost of investments sold	—	191,156	202,420	373

Net realized capital gains (losses) on investments	—	(30,469)	(65,689)	17

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(82,707)	(108,859)	—
End of period	—	78,441	73,260	3,366

Net change in unrealized appreciation/depreciation of investments	—	161,148	182,119	3,366

Net realized and unrealized capital gains (losses) on investments	—	130,679	116,430	3,383

Increase (decrease) in net assets from operations	$—	$147,049	$123,274	$3,141

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	The Putnam	Putnam
	Fund for Growth and	International
	Income	Equity	Putnam Voyager	Seligman Capital
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$521	$6,525	$47,558	$—
Expenses:
Administrative, mortality and expense risk charges	505	3,294	34,201	—

Net investment income (loss)	16	3,231	13,357	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	6,346	69,587	5,176,675	—
Cost of investments sold	12,036	98,859	3,854,043	—

Net realized capital gains (losses) on investments	(5,690)	(29,272)	1,322,632	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(36,051)	(162,163)	(1,425)	—
End of period	(20,706)	(80,336)	12,260	—

Net change in unrealized appreciation/depreciation of investments	15,345	81,827	13,685	—

Net realized and unrealized capital gains (losses) on investments	9,655	52,555	1,336,317	—

Increase (decrease) in net assets from operations	$9,671	$55,786	$1,349,674	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Seligman
	Smaller-Cap Value	Templeton Foreign	Templeton Growth	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$33,526	$3,601	$—
Expenses:
Administrative, mortality and expense risk charges	2,374	28,532	2,650	—

Net investment income (loss)	(2,374)	4,994	951	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	37,525	741,453	20,575	—
Cost of investments sold	63,289	1,637,001	35,904	—

Net realized capital gains (losses) on investments	(25,764)	(895,548)	(15,329)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(151,976)	(1,904,621)	(155,224)	—
End of period	(66,468)	(154,656)	(87,881)	—

Net change in unrealized appreciation/depreciation of investments	85,508	1,749,965	67,343	—

Net realized and unrealized capital gains (losses) on investments	59,744	854,417	52,014	—

Increase (decrease) in net assets from operations	$57,370	$859,411	$52,965	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica
	Growth	Transamerica	Transamerica Flexible
	Opportunities	Small/Mid Cap Value	Income RTL	Van Kampen Comstock
	Subaccount	Subaccount	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$163	$10,579
Expenses:
Administrative, mortality and expense risk charges	—	91	33	9,128

Net investment income (loss)	—	(91)	130	1,451

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	1,946	55	190,059
Cost of investments sold	—	1,293	55	318,128

Net realized capital gains (losses) on investments	—	653	—	(128,069)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	0	—	(301,328)
End of period	—	3,642	146	(13,719)

Net change in unrealized appreciation/depreciation of investments	—	3,642	146	287,609

Net realized and unrealized capital gains (losses) on investments	—	4,295	146	159,540

Increase (decrease) in net assets from operations	$—	$4,204	$276	$160,991

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Van Kampen	Van Kampen Mid Cap
	Equity and Income	Growth
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$12,163	$—
Expenses:
Administrative, mortality and expense risk charges	7,283	3,745

Net investment income (loss)	4,880	(3,745)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	77,614	147,547
Cost of investments sold	104,455	151,392

Net realized capital gains (losses) on investments	(26,841)	(3,845)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(180,124)	(97,061)
End of period	(43,208)	42,841

Net change in unrealized appreciation/depreciation of investments	136,916	139,902

Net realized and unrealized capital gains (losses) on investments	110,075	136,057

Increase (decrease) in net assets from operations	$114,955	$132,312

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM Basic Value		AIM Mid Cap Core Equity		AIM Constellation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$35	$(488)	$(4,826)	$(128)	$(400)	$(694)
Net realized capital gains (losses) on investments	(597)	483	(7,268)	1,229	(210)	838
Net change in unrealized appreciation/ depreciation of investments	9,897	(22,805)	153,206	(13,377)	8,570	(30,532)

Increase (decrease) in net assets from operations	9,335	(22,810)	141,112	(12,276)	7,960	(30,388)

Contract transactions
Net contract purchase payments	1	—	411	—	1	—
Transfer payments from (to) other subaccounts or general account	—	398	556,851	35,416	2,987	(5,112)
Contract terminations, withdrawals, and other deductions	—	(1,422)	(24,443)	172	—	(163)
Contract maintenance charges	(256)	(184)	(3,430)	(148)	(242)	(243)

Increase (decrease) in net assets from contract transactions	(255)	(1,208)	529,389	35,440	2,746	(5,518)

Net increase (decrease) in net assets	9,080	(24,018)	670,501	23,164	10,706	(35,906)

Net assets:
Beginning of the period	19,136	43,154	33,472	10,308	42,022	77,928

End of the period	$28,216	$19,136	$703,973	$33,472	$52,728	$42,022

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			AllianceBernstein Growth and		AllianceBernstein Large Cap
	AIM Charter		Income		Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(31,613)	$2,094	$(6,574)	$154	$(9,662)	$(4,175)
Net realized capital gains (losses) on investments	270,436	(844)	190,042	(4,228)	60,727	(83,901)
Net change in unrealized appreciation/ depreciation of investments	146,189	(62,488)	102,354	(66,240)	258,867	(77,575)

Increase (decrease) in net assets from operations	385,012	(61,238)	285,822	(70,314)	309,932	(165,651)

Contract transactions
Net contract purchase payments	2,697	—	2,089	674	1	—
Transfer payments from (to) other subaccounts or general account	(4,625,788)	5,265,376	(233,900)	17,182	6,313,556	(613,099)
Contract terminations, withdrawals, and other deductions	(188,647)	(3,699)	(30,002)	(9,016)	(30,800)	(6,573)
Contract maintenance charges	(8,601)	(7,368)	(3,349)	(635)	(10,986)	(805)

Increase (decrease) in net assets from contract transactions	(4,820,339)	5,254,309	(265,162)	8,205	6,271,771	(620,477)

Net increase (decrease) in net assets	(4,435,327)	5,193,071	20,660	(62,109)	6,581,703	(786,128)

Net assets:
Beginning of the period	5,221,797	28,726	104,560	166,669	127,966	914,094

End of the period	$786,470	$5,221,797	$125,220	$104,560	$6,709,669	$127,966

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein International		AllianceBernstein Small/Mid
	Value		Cap Value		AllianceBernstein Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(28)	$(1,321)	(3,026)	$(5,493)	$556	$1,234
Net realized capital gains (losses) on investments	(16,063)	(4,628)	(210,185)	(112,031)	(17,712)	(81,748)
Net change in unrealized appreciation/ depreciation of investments	37,582	(60,747)	246,935	(136,374)	51,298	(12,979)

Increase (decrease) in net assets from operations	21,491	(66,696)	33,724	(253,898)	34,142	(93,493)

Contract transactions
Net contract purchase payments	—	—	4,734	5,515	4,125	—
Transfer payments from (to) other subaccounts or general account	129	41,692	(206,233)	(52,392)	72,982	(83,413)
Contract terminations, withdrawals, and other deductions	(3,330)	(1,754)	(2,618)	(16,965)	—	(1,862)
Contract maintenance charges	(818)	(287)	(2,344)	(2,365)	(1,163)	(1,048)

Increase (decrease) in net assets from contract transactions	(4,019)	39,651	(206,461)	(66,207)	75,944	(86,323)

Net increase (decrease) in net assets	17,472	(27,045)	(172,737)	(320,105)	110,086	(179,816)

Net assets:
Beginning of the period	65,262	92,307	399,900	720,005	48,786	228,602

End of the period	$82,734	$65,262	227,163	$399,900	$158,872	$48,786

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Allianz CCM Capital
	Appreciation		Allianz NFJ Dividend Value		Allianz NFJ Small-Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(153)	$(221)	$2,539	$1,774	$7,950	$1,390
Net realized capital gains (losses) on investments	(212)	(66)	(2,451)	4,719	(502,329)	92,635
Net change in unrealized appreciation/ depreciation of investments	2,915	(7,853)	14,375	(60,968)	789,653	(613,122)

Increase (decrease) in net assets from operations	2,550	(8,140)	14,463	(54,475)	295,274	(519,097)

Contract transactions
Net contract purchase payments	2	—	1	—	14,965	2,132
Transfer payments from (to) other subaccounts or general account	1,099	1,897	11,378	77,424	(209,285)	155,318
Contract terminations, withdrawals, and other deductions	(229)	(179)	—	(80)	(46,714)	(35,526)
Contract maintenance charges	(182)	—	(908)	(513)	(7,893)	(7,648)

Increase (decrease) in net assets from contract transactions	690	1,718	10,471	76,831	(248,927)	114,276

Net increase (decrease) in net assets	3,240	(6,422)	24,934	22,356	46,347	(404,821)

Net assets:
Beginning of the period	11,450	17,872	100,921	78,565	1,385,892	1,790,713

End of the period	$14,690	$11,450	$125,855	$100,921	$1,432,239	$1,385,892

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			American Century Equity
	Allianz NFJ Renaissance		Income		American Century Ultra®
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$1,850	$(467)	$6,860	$12,476	$—	$—
Net realized capital gains (losses) on investments	(103,231)	(39,449)	(86,192)	(121,083)	—	—
Net change in unrealized appreciation/depreciation of investments	261,420	(347,660)	125,845	(70,223)	—	—

Increase (decrease) in net assets from operations	160,039	(387,576)	46,513	(178,830)	—	—

Contract transactions
Net contract purchase payments	1,256	2,107	2	362	—	—
Transfer payments from (to) other subaccounts or general account	(49,648)	(7,934)	(123,849)	(446,272)	—	—
Contract terminations, withdrawals, and other deductions	(19,736)	(8,985)	(60,257)	(22,543)	—	—
Contract maintenance charges	(1,469)	(1,800)	(2,562)	(2,785)	—	—

Increase (decrease) in net assets from contract transactions	(69,597)	(16,612)	(186,666)	(471,238)	—	—

Net increase (decrease) in net assets	90,442	(404,188)	(140,153)	(650,068)	—	—

Net assets:
Beginning of the period	566,222	970,410	588,498	1,238,566	—	—

End of the period	656,664	$566,222	$448,345	$588,498	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Bond Fund of		American Funds EuroPacific		American Funds Growth Fund of
	America		Growth		America
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$169,412	$294,119	$26,156	$11,946	$(45,020)	$(74,746)
Net realized capital gains (losses) on investments	(472,022)	(213,606)	(480,979)	58,586	(1,562,291)	20,400
Net change in unrealized appreciation/depreciation of investments	916,000	(968,645)	1,566,282	(2,454,352)	3,979,195	(6,071,628)

Increase (decrease) in net assets from operations	613,390	(888,132)	1,111,459	(2,383,820)	2,371,884	(6,125,974)

Contract transactions
Net contract purchase payments	7,165	69,809	8,305	62,032	46,471	138,578
Transfer payments from (to) other subaccounts or general account	(1,219,958)	24,748	1,194,476	241,674	(2,068,465)	710,523
Contract terminations, withdrawals, and other deductions	(241,246)	(205,888)	(232,809)	(192,896)	(303,149)	(522,740)
Contract maintenance charges	(38,575)	(24,736)	(37,067)	(15,004)	(58,128)	(50,508)

Increase (decrease) in net assets from contract transactions	(1,492,614)	(136,067)	932,905	95,806	(2,383,271)	275,853

Net increase (decrease) in net assets	(879,224)	(1,024,199)	2,044,364	(2,288,014)	(11,387)	(5,850,121)

Net assets:
Beginning of the period	5,805,259	6,829,458	3,377,425	5,665,439	9,799,803	15,649,924

End of the period	$4,926,035	$5,805,259	$5,421,789	$3,377,425	$9,788,416	$9,799,803

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Income Fund		American Funds Investment
	of America		Company of America		BlackRock Basic Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$143,160	$178,023	$56,817	$67,600	$73,286	$21,835
Net realized capital gains (losses) on investments	(208,988)	(127,216)	(184,622)	(14,525)	106,005	(698,054)
Net change in unrealized appreciation/depreciation of investments	889,241	(1,740,261)	1,233,285	(2,659,841)	663,187	(372,255)

Increase (decrease) in net assets from operations	823,413	(1,689,454)	1,105,480	(2,606,766)	842,478	(1,048,474)

Contract transactions
Net contract purchase payments	15,923	35,816	27,050	112,148	2,807	20,342
Transfer payments from (to) other subaccounts or general account	(102,480)	(260,268)	(97,097)	(672,958)	386,964	562,762
Contract terminations, withdrawals, and other deductions	(177,206)	(191,611)	(220,142)	(317,239)	(206,587)	(73,572)
Contract maintenance charges	(25,115)	(20,245)	(30,245)	(23,770)	(19,210)	(8,271)

Increase (decrease) in net assets from contract transactions	(288,878)	(436,308)	(320,434)	(901,819)	163,974	501,261

Net increase (decrease) in net assets	534,535	(2,125,762)	785,046	(3,508,585)	1,006,452	(547,213)

Net assets:
Beginning of the period	3,759,084	5,884,846	4,576,036	8,084,621	1,599,655	2,146,868

End of the period	$4,293,619	$3,759,084	$5,361,082	$4,576,036	$2,606,107	$1,599,655

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					BlackRock Fundamental
	BlackRock Total Return		BlackRock High Income		Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$15,183	$40,911	$—	$—	$(23,799)	$(74,887)
Net realized capital gains (losses) on investments	(16,293)	(53,011)	—	—	(416,633)	(373,104)
Net change in unrealized appreciation/depreciation of investments	55,015	(65,787)	—	—	1,217,543	(1,101,296)

Increase (decrease) in net assets from operations	53,905	(77,887)	—	—	777,111	(1,549,287)

Contract transactions
Net contract purchase payments	1,530	2,805	—	—	9,887	34,375
Transfer payments from (to) other subaccounts or general account	25,728	(2,103,597)	—	—	(167,236)	1,187,504
Contract terminations, withdrawals, and other deductions	(18,821)	(20,702)	—	—	(217,272)	(258,386)
Contract maintenance charges	(3,070)	(2,702)	—	—	(23,663)	(20,902)

Increase (decrease) in net assets from contract transactions	5,367	(2,124,196)	—	—	(398,284)	942,591

Net increase (decrease) in net assets	59,272	(2,202,083)	—	—	378,827	(606,696)

Net assets:
Beginning of the period	339,435	2,541,518	—	—	2,594,995	3,201,691

End of the period	$398,707	$339,435	$—	$—	$2,973,822	$2,594,995

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			BlackRock International
	BlackRock Global SmallCap		Index		BlackRock Small Cap Index
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(1,176)	$(1,442)	$631	$535	$—	$—
Net realized capital gains (losses) on investments	(1,615)	7,245	(701)	228	—	—
Net change in unrealized appreciation/depreciation of investments	25,172	(49,988)	17,786	(53,808)	—	—

Increase (decrease) in net assets from operations	22,381	(44,185)	17,716	(53,045)	—	—

Contract transactions
Net contract purchase payments	—	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	—	—	—	—	—	—
Contract terminations, withdrawals, and other deductions	(536)	(267)	—	(283)	—	—
Contract maintenance charges	(823)	(565)	(795)	(566)	—	—

Increase (decrease) in net assets from contract transactions	(1,359)	(832)	(795)	(849)	—	—

Net increase (decrease) in net assets	21,022	(45,017)	16,921	(53,894)	—	—

Net assets:
Beginning of the period	69,665	114,682	68,945	122,839	—	—

End of the period	$90,687	$69,665	$85,866	$68,945	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Government Income		BlackRock International Value		BlackRock Global Allocation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$110,691	$11,519	$506	$(100)	$55,776	$224,193
Net realized capital gains (losses) on investments	(64,675)	18,823	(5,242)	(13,771)	(164,144)	(436,669)
Net change in unrealized appreciation/depreciation of investments	(123,032)	12,580	24,070	(23,619)	1,369,502	(2,061,396)

Increase (decrease) in net assets from operations	(77,016)	42,922	19,334	(37,490)	1,261,134	(2,273,872)

Contract transactions
Net contract purchase payments	6,459	500	—	—	7,125	47,536
Transfer payments from (to) other subaccounts or general account	2,752,078	53,041	(2,366)	6,965	1,447,482	(1,102,311)
Contract terminations, withdrawals, and other deductions	(197,202)	(46,318)	(2,914)	968	(184,904)	(359,788)
Contract maintenance charges	(22,445)	(1,646)	(262)	—	(43,396)	(30,634)

Increase (decrease) in net assets from contract transactions	2,538,890	5,577	(5,542)	7,933	1,226,307	(1,445,197)

Net increase (decrease) in net assets	2,461,874	48,499	13,792	(29,557)	2,487,441	(3,719,069)

Net assets:
Beginning of the period	350,078	301,579	49,117	78,674	5,323,456	9,042,525

End of the period	$2,811,952	$350,078	$62,909	$49,117	$7,810,897	$5,323,456

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Global Growth		BlackRock S&P 500 Index		BlackRock Short-Term Bond
	Subaccount		Subaccount		Subaccount
	2009	2008(1)	2009	2008	2009	2008

Operations
Net investment income (loss)	$(28)	$(82)	$9,321	$(18,390)	$259	$407
Net realized capital gains (losses) on investments	2,831	(89)	(86,163)	(643,330)	(23)	(481)
Net change in unrealized appreciation/depreciation of investments	5,936	(9,454)	376,000	(450,322)	1,208	(1,299)

Increase (decrease) in net assets from operations	8,739	(9,625)	299,158	(1,112,042)	1,444	(1,373)

Contract transactions
Net contract purchase payments	1	—	7,784	7,630	1	—
Transfer payments from (to) other subaccounts or general account	55,002	22,651	346,479	528,098	(3)	(20,144)
Contract terminations, withdrawals, and other deductions	—	(26)	(29,719)	(212,924)	—	(41)
Contract maintenance charges	(165)	(53)	(7,502)	(15,145)	(129)	(103)

Increase (decrease) in net assets from contract transactions	54,838	22,572	317,042	307,659	(131)	(20,288)

Net increase (decrease) in net assets	63,577	12,947	616,200	(804,383)	1,313	(21,661)

Net assets:
Beginning of the period	12,947	—	1,034,082	1,838,465	13,223	34,884

End of the period	$76,524	$12,947	$1,650,282	$1,034,082	$14,536	$13,223

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Large Cap Core		BlackRock Large Cap Growth		BlackRock Large Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(430)	$(3,904)	$(24,582)	$(4,716)	$(1,964)	$(3,926)
Net realized capital gains (losses) on investments	(8,719)	(19,352)	143,850	(51,800)	(63,892)	(8,139)
Net change in unrealized appreciation/depreciation of investments	46,447	(105,312)	649,458	(81,566)	107,542	(169,628)

Increase (decrease) in net assets from operations	37,298	(128,568)	768,726	(138,082)	41,686	(181,693)

Contract transactions
Net contract purchase payments	826	4,008	7,394	—	1	—
Transfer payments from (to) other subaccounts or general account	4,174	(42,636)	1,720,298	(86,781)	7,993	22,042
Contract terminations, withdrawals, and other deductions	(4,127)	(2,454)	(126,719)	(413)	(2,473)	(4,525)
Contract maintenance charges	(2,072)	(1,353)	(18,572)	(1,642)	(3,041)	(1,668)

Increase (decrease) in net assets from contract transactions	(1,199)	(42,435)	1,582,401	(88,836)	2,480	15,849

Net increase (decrease) in net assets	36,099	(171,003)	2,351,127	(226,918)	44,166	(165,844)

Net assets:
Beginning of the period	191,410	362,413	117,582	344,500	320,645	486,489

End of the period	$227,509	$191,410	$2,468,709	$117,582	$364,811	$320,645

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Value Opportunities		Cohen & Steers Realty Income		Columbia Acorn USA
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(15,156)	$(24,372)	$1,235	$4,990	$(10,185)	$(5,834)
Net realized capital gains (losses) on investments	(226,348)	(172,082)	(7,970)	(297,228)	(121,664)	(12,749)
Net change in unrealized appreciation/depreciation of investments	549,032	(690,087)	22,988	295,883	359,654	(158,648)

Increase (decrease) in net assets from operations	307,528	(886,541)	16,253	3,645	227,805	(177,231)

Contract transactions
Net contract purchase payments	2	2,279	—	3,494	1,076	—
Transfer payments from (to) other subaccounts or general account	(81,788)	(40,292)	(6,850)	(763,207)	(89,757)	369,242
Contract terminations, withdrawals, and other deductions	(37,363)	(139,820)	—	(14,031)	(39,743)	(3,155)
Contract maintenance charges	(5,355)	(5,903)	(476)	(1,115)	(6,833)	(1,687)

Increase (decrease) in net assets from contract transactions	(124,504)	(183,736)	(7,326)	(774,859)	(135,257)	364,400

Net increase (decrease) in net assets	183,024	(1,070,277)	8,927	(771,214)	92,548	187,169

Net assets:
Beginning of the period	1,251,135	2,321,412	59,765	830,979	616,297	429,128

End of the period	$1,434,159	$1,251,135	$68,692	$59,765	$708,845	$616,297

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Columbia Acorn
	International		Columbia Marsico Growth		Davis New York Venture
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(57)	$(1,152)	$(16,217)	$(48,228)	$(18,970)	$(22,113)
Net realized capital gains (losses) on investments	(3,926)	(2,243)	(845,919)	(119,236)	(609,561)	(1,081,057)
Net change in unrealized appreciation/depreciation of investments	27,769	(43,624)	1,228,372	(1,548,358)	1,845,317	(1,785,265)

Increase (decrease) in net assets from operations	23,786	(47,019)	366,236	(1,715,822)	1,216,786	(2,888,435)

Contract transactions
Net contract purchase payments	—	—	7,072	50,709	3,064	8,009
Transfer payments from (to) other subaccounts or general account	(687)	24,150	(2,770,488)	446,729	6,303,840	(11,842)
Contract terminations, withdrawals, and other deductions	(1,787)	(2,283)	(94,967)	(139,362)	(210,043)	(156,521)
Contract maintenance charges	(678)	(469)	(17,654)	(10,274)	(30,809)	(21,260)

Increase (decrease) in net assets from contract transactions	(3,152)	21,398	(2,876,037)	347,802	6,066,052	(181,614)

Net increase (decrease) in net assets	20,634	(25,621)	(2,509,801)	(1,368,020)	7,282,838	(3,070,049)

Net assets:
Beginning of the period	51,715	77,336	2,598,446	3,966,466	3,283,019	6,353,068

End of the period	$72,349	$51,715	$88,645	$2,598,446	$10,565,857	$3,283,019

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Delaware Trend		Dreyfus Appreciation		Eaton Vance Floating-Rate
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(4,749)	$(6,337)	$(9,126)	$6,841	$—	$189
Net realized capital gains (losses) on investments	(78,087)	(10,207)	(781,024)	(16,250)	—	(489)
Net change in unrealized appreciation/depreciation of investments	238,202	(270,321)	810,833	(759,427)	4	149

Increase (decrease) in net assets from operations	155,366	(286,865)	20,683	(768,836)	4	(151)

Contract transactions
Net contract purchase payments	—	—	4,344	25,748	—	—
Transfer payments from (to) other subaccounts or general account	(64,240)	41,527	(1,461,964)	362,660	(4)	(9,602)
Contract terminations, withdrawals, and other deductions	(17,005)	(25,723)	(46,209)	(81,504)	—	(108)
Contract maintenance charges	(2,013)	(2,164)	(8,615)	(5,380)	—	(1)

Increase (decrease) in net assets from contract transactions	(83,258)	13,640	(1,512,444)	301,524	(4)	(9,711)

Net increase (decrease) in net assets	72,108	(273,225)	(1,491,761)	(467,312)	—	(9,862)

Net assets:
Beginning of the period	341,265	614,490	1,587,378	2,054,690	—	9,862

End of the period	$413,373	$341,265	$95,617	$1,587,378	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Eaton Vance Large-Cap Value		Federated Capital Appreciation		Federated Kaufmann
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,775)	$(148)	$(11,512)	$(12,941)	$(7,808)	$(13,556)
Net realized capital gains (losses) on investments	(141,912)	(126,859)	(110,389)	(68,045)	(85,795)	(58,416)
Net change in unrealized appreciation/ depreciation of investments	341,232	(282,704)	348,383	(559,953)	239,442	(354,139)

Increase (decrease) in net assets from operations	197,545	(409,711)	226,482	(640,939)	145,839	(426,111)

Contract transactions
Net contract purchase payments	1,551	14,171	4,501	25,747	941	10,444
Transfer payments from (to) other subaccounts or general account	951,135	103,267	379,582	290,840	(108,071)	(293,201)
Contract terminations, withdrawals, and other deductions	(57,443)	(42,515)	(99,932)	(79,041)	(20,832)	(27,187)
Contract maintenance charges	(9,218)	(2,661)	(16,001)	(5,461)	(5,867)	(3,037)

Increase (decrease) in net assets from contract transactions	886,025	72,262	268,150	232,085	(133,829)	(312,981)

Net increase (decrease) in net assets	1,083,570	(337,449)	494,632	(408,854)	12,010	(739,092)

Net assets:
Beginning of the period	707,865	1,045,314	1,501,926	1,910,780	524,902	1,263,994

End of the period	$1,791,435	$707,865	$1,996,558	$1,501,926	$536,912	$524,902

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity Advisor Equity Growth		Fidelity Advisor Mid Cap		Fidelity Advisor Overseas
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(12,365)	$(52,895)	$(909)	$(1,896)	$152	$3,223
Net realized capital gains (losses) on investments	(1,142,919)	(1,975,670)	(49,148)	105	(19,509)	(135,738)
Net change in unrealized appreciation/depreciation of investments	1,127,623	(1,215,609)	77,511	(95,642)	92,572	(138,705)

Increase (decrease) in net assets from operations	(27,661)	(3,244,174)	27,454	(97,433)	73,215	(271,220)

Contract transactions
Net contract purchase payments	3,137	27,129	1	—	—	—
Transfer payments from (to) other subaccounts or general account	(2,233,135)	(1,973,063)	(68,105)	(10,277)	(45,788)	101,967
Contract terminations, withdrawals, and other deductions	(36,957)	(254,161)	—	(1)	(559)	(12,456)
Contract maintenance charges	(1,860)	(17,212)	(108)	(252)	(1,359)	(1,791)

Increase (decrease) in net assets from contract transactions	(2,268,815)	(2,217,307)	(68,212)	(10,530)	(47,706)	87,720

Net increase (decrease) in net assets	(2,296,476)	(5,461,481)	(40,758)	(107,963)	25,509	(183,500)

Net assets:
Beginning of the period	2,536,933	7,998,414	85,928	193,891	286,702	470,202

End of the period	$240,457	$2,536,933	$45,170	$85,928	$312,211	$286,702

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Janus	JPMorgan Multi-Cap
	Janus Forty		Enterprise	Market Neutral
	Subaccount		Subaccount	Subaccount
	2009	2008	2009(1)	2009	2008

Operations
Net investment income (loss)	$(23,590)	$(56,364)	$(2,577)	$(605)	$(228)
Net realized capital gains (losses) on investments	(139,458)	(330,271)	6,757	(174)	(579)
Net change in unrealized appreciation/depreciation of investments	658,593	(1,426,322)	78,405	205	301

Increase (decrease) in net assets from operations	495,545	(1,812,957)	82,585	(574)	(506)

Contract transactions
Net contract purchase payments	3,419	60,367	62	—	—
Transfer payments from (to) other subaccounts or general account	945,971	(1,704,401)	288,643	72,153	25,122
Contract terminations, withdrawals, and other deductions	(107,807)	(161,099)	(12,058)	(138)	(1,754)
Contract maintenance charges	(15,351)	(11,282)	(1,567)	(507)	(186)

Increase (decrease) in net assets from contract transactions	826,232	(1,816,415)	275,080	71,508	23,182

Net increase (decrease) in net assets	1,321,777	(3,629,372)	357,665	70,934	22,676

Net assets:
Beginning of the period	1,110,739	4,740,111	—	44,420	21,744

End of the period	$2,432,516	$1,110,739	$357,665	$115,354	$44,420

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	JPMorgan				Lord Abbett
	Small Cap Growth		Lord Abbett Affiliated		Bond-Debenture Fund
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$—	$—	$(6,598)	$1,856	$48,704	$49,801
Net realized capital gains (losses) on investments	—	—	(141,648)	(133,453)	(26,678)	(21,672)
Net change in unrealized appreciation/depreciation of investments	—	—	331,834	(247,402)	197,980	(222,689)

Increase (decrease) in net assets from operations	—	—	183,588	(378,999)	220,006	(194,560)

Contract transactions
Net contract purchase payments	—	—	1,460	13,781	3,000	—
Transfer payments from (to) other subaccounts or general account	—	—	(672,822)	(143,554)	(79,559)	(60,376)
Contract terminations, withdrawals, and other deductions	—	—	(34,509)	(34,789)	(20,661)	(22,634)
Contract maintenance charges	—	—	(5,755)	(2,232)	(3,623)	(3,277)

Increase (decrease) in net assets from contract transactions	—	—	(711,626)	(166,794)	(100,843)	(86,287)

Net increase (decrease) in net assets	—	—	(528,038)	(545,793)	119,163	(280,847)

Net assets:
Beginning of the period	—	—	549,518	1,095,311	671,421	952,268

End of the period	$—	$—	$21,480	$549,518	$790,584	$671,421

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Lord Abbett		Ready Assets
	Mid-Cap Value		Prime Money Market		MFS® Core Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(14,523)	$6,347	$(23,282)	$36,563	$(5,393)	$(20,309)
Net realized capital gains (losses) on investments	(476,714)	(417,679)	(3)	—	30,718	(691,487)
Net change in unrealized appreciation/depreciation of investments	947,583	(1,062,313)	11	—	106,589	(126,565)

Increase (decrease) in net assets from operations	456,346	(1,473,645)	(23,274)	36,563	131,914	(838,361)

Contract transactions
Net contract purchase payments	28,665	10,942	144,202	782,747	—	8,100
Transfer payments from (to) other subaccounts or general account	(93,699)	(524,295)	(201,219)	(548,967)	(156,506)	(1,140,245)
Contract terminations, withdrawals, and other deductions	(135,571)	(96,095)	(1,145,686)	(417,518)	(37,150)	(130,337)
Contract maintenance charges	(11,160)	(11,922)	(8,634)	(10,979)	(2,221)	(5,204)

Increase (decrease) in net assets from contract transactions	(211,765)	(621,370)	(1,211,337)	(194,717)	(195,877)	(1,267,686)

Net increase (decrease) in net assets	244,581	(2,095,015)	(1,234,611)	(158,154)	(63,963)	(2,106,047)

Net assets:
Beginning of the period	2,117,018	4,212,033	2,913,118	3,071,272	183,362	2,289,409

End of the period	$2,361,599	$2,117,018	$1,678,506	$2,913,118	$119,399	$183,362

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Oppenheimer Capital
	MFS® Research International		MFS® Mid Cap Growth		Appreciation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(656)	$9,173	$(3,177)	$(4,435)	$(1,002)	$(541)
Net realized capital gains (losses) on investments	(28,016)	(356,741)	(15,709)	5,721	(3,891)	(3,689)
Net change in unrealized appreciation/depreciation of investments	262,948	(117,404)	103,141	(209,729)	6,017	(13,242)

Increase (decrease) in net assets from operations	234,276	(464,972)	84,255	(208,443)	1,124	(17,472)

Contract transactions
Net contract purchase payments	950	45	1	280	—	—
Transfer payments from (to) other subaccounts or general account	(33,386)	255,806	(24,791)	10,509	(223,004)	254,903
Contract terminations, withdrawals, and other deductions	(16,446)	(12,781)	(22,754)	(7,878)	(1,438)	773
Contract maintenance charges	(3,110)	(3,336)	(1,243)	(1,421)	(360)	(140)

Increase (decrease) in net assets from contract transactions	(51,992)	239,734	(48,787)	1,490	(224,802)	255,536

Net increase (decrease) in net assets	182,284	(225,238)	35,468	(206,953)	(223,678)	238,064

Net assets:
Beginning of the period	398,584	623,822	226,796	433,749	265,838	27,774

End of the period	$580,868	$398,584	$262,264	$226,796	$42,160	$265,838

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Oppenheimer Main Street
	Oppenheimer Global		Oppenheimer Main Street		Small Cap
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(1,294)	$(658)	$(1,925)	$(667)	$(148)	$(155)
Net realized capital gains (losses) on investments	(20,938)	(23,238)	(78,204)	(14,111)	(3,632)	(1,175)
Net change in unrealized appreciation/depreciation of investments	81,941	(119,648)	188,459	(139,605)	(2,410)	4,759

Increase (decrease) in net assets from operations	59,709	(143,544)	108,330	(154,383)	(6,190)	3,429

Contract transactions
Net contract purchase payments	—	—	950	—	495	2,405
Transfer payments from (to) other subaccounts or general account	243,259	(119,191)	(72,911)	(9,449)	(42,957)	34,821
Contract terminations, withdrawals, and other deductions	(9,759)	(33,826)	(44,297)	(8,926)	—	(1,651)
Contract maintenance charges	(1,263)	(1,307)	(1,894)	(1,506)	(33)	(26)

Increase (decrease) in net assets from contract transactions	232,237	(154,324)	(118,152)	(19,881)	(42,495)	35,549

Net increase (decrease) in net assets	291,946	(297,868)	(9,822)	(174,264)	(48,685)	38,978

Net assets:
Beginning of the period	176,562	474,430	239,089	413,353	53,462	14,484

End of the period	$468,508	$176,562	$229,267	$239,089	$4,777	$53,462

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			PIMCO
	Oppenheimer Quest		CommodityRealReturn
	Opportunity Value		Strategy		PIMCO Low Duration
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$(11,647)	$(1,152)	$38,600	$51,716	$485	$335
Net realized capital gains (losses) on investments	119,062	2,618	(289,483)	430,084	(46)	(603)
Net change in unrealized appreciation/depreciation of investments	40,764	(21,371)	504,308	(782,556)	2,454	(876)

Increase (decrease) in net assets from operations	148,179	(19,905)	253,425	(300,756)	2,893	(1,144)

Contract transactions
Net contract purchase payments	3,119	—	1,637	16,240	—	—
Transfer payments from (to) other subaccounts or general account	(1,861,158)	1,820,280	(137,377)	(704,910)	16,053	15,912
Contract terminations, withdrawals, and other deductions	(61,309)	—	(46,721)	(49,706)	(2,546)	(907)
Contract maintenance charges	(2,678)	(2,861)	(8,147)	(4,798)	(332)	—

Increase (decrease) in net assets from contract transactions	(1,922,026)	1,817,419	(190,608)	(743,174)	13,175	15,005

Net increase (decrease) in net assets	(1,773,847)	1,797,514	62,817	(1,043,930)	16,068	13,861

Net assets:
Beginning of the period	1,892,656	95,142	771,010	1,814,940	13,861	—

End of the period	$118,809	$1,892,656	$833,827	$771,010	$29,929	$13,861

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO Real Return		PIMCO Total Return		Pioneer Emerging Markets
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Operations
Net investment income (loss)	$23,641	$30,493	$572,047	$469,217	$(6,635)	$(2,413)
Net realized capital gains (losses) on investments	(52,068)	78,728	65,032	852,492	(48,351)	5,307
Net change in unrealized appreciation/depreciation of investments	252,247	(216,326)	992,876	(693,535)	329,855	(263,112)

Increase (decrease) in net assets from operations	223,820	(107,105)	1,629,955	628,174	274,869	(260,218)

Contract transactions
Net contract purchase payments	4,466	19,828	31,157	86,765	64	—
Transfer payments from (to) other subaccounts or general account	(724,516)	67,157	(3,474,129)	4,242,000	384,368	86,180
Contract terminations, withdrawals, and other deductions	(92,564)	(68,112)	(1,007,845)	(688,584)	(24,745)	(278)
Contract maintenance charges	(13,981)	(4,054)	(109,967)	(57,042)	(5,171)	(1,768)

Increase (decrease) in net assets from contract transactions	(826,595)	14,819	(4,560,784)	3,583,139	354,516	84,134

Net increase (decrease) in net assets	(602,775)	(92,286)	(2,930,829)	4,211,313	629,385	(176,084)

Net assets:
Beginning of the period	1,651,316	1,743,602	16,940,870	12,729,557	202,820	378,904

End of the period	$1,048,541	$1,651,316	$14,010,041	$16,940,870	$832,205	$202,820

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer		Pioneer High Yield		Pioneer Real Estate Shares
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$—	$(8)	$16,370	$7,825	$6,844	$4,225
Net realized capital gains (losses) on investments	—	(602)	(30,469)	735	(65,689)	(1,492)
Net change in unrealized appreciation/depreciation of investments	—	(159)	161,148	(77,549)	182,119	(108,859)

Increase (decrease) in net assets from operations	—	(769)	147,049	(68,989)	123,274	(106,126)

Contract transactions
Net contract purchase payments	—	—	32	—	819	587
Transfer payments from (to) other subaccounts or general account	—	(29,966)	232,250	36,851	(20,795)	369,920
Contract terminations, withdrawals, and other deductions	—	711	(9,895)	(504)	(19,256)	(5,408)
Contract maintenance charges	—	(2)	(2,916)	(721)	(2,940)	(505)

Increase (decrease) in net assets from contract transactions	—	(29,257)	219,471	35,626	(42,172)	364,594

Net increase (decrease) in net assets	—	(30,026)	366,520	(33,363)	81,102	258,468

Net assets:
Beginning of the period	—	30,026	115,970	149,333	258,468	—

End of the period	$—	$—	$482,490	$115,970	$339,570	$258,468

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer
	Growth	The Putnam Fund for Growth
	Opportunities	and Income		Putnam International Equity
	Subaccount	Subaccount		Subaccount
	2009(1)	2009	2008	2009	2008

Operations
Net investment income (loss)	$(242)	$16	$335	$3,231	$(4,056)
Net realized capital gains (losses) on investments	17	(5,690)	(3,320)	(29,272)	3,099
Net change in unrealized appreciation/ depreciation of investments	3,366	15,345	(23,831)	81,827	(181,028)

Increase (decrease) in net assets from operations	3,141	9,671	(26,816)	55,786	(181,985)

Contract transactions
Net contract purchase payments	—	—	—	12,941	—
Transfer payments from (to) other subaccounts or general account	41,900	13,432	770	(7,989)	54,867
Contract terminations, withdrawals, and other deductions	—	(5,252)	(6,742)	(26,092)	(7,317)
Contract maintenance charges	(148)	(255)	(263)	(1,430)	(1,490)

Increase (decrease) in net assets from contract transactions	41,752	7,925	(6,235)	(22,570)	46,060

Net increase (decrease) in net assets	44,893	17,596	(33,051)	33,216	(135,925)

Net assets:
Beginning of the period	—	38,332	71,383	249,826	385,751

End of the period	$44,893	$55,928	$38,332	$283,042	$249,826

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Putnam Voyager		Seligman Capital		Seligman Smaller-Cap Value
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008
Operations
Net investment income (loss)	$13,357	$(39)	$—	$—	$(2,374)	$(3,160)
Net realized capital gains (losses) on investments	1,322,632	(11)	—	—	(25,764)	(8,395)
Net change in unrealized appreciation/depreciation of investments	13,685	(1,340)	—	—	85,508	(116,346)

Increase (decrease) in net assets from operations	1,349,674	(1,390)	—	—	57,370	(127,901)

Contract transactions
Net contract purchase payments	952	—	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(722,949)	497	—	—	(4,469)	(12,124)
Contract terminations, withdrawals, and other deductions	(211,821)	—	—	—	(17,964)	(2,511)
Contract maintenance charges	(13,019)	(14)	—	—	(839)	(917)

Increase (decrease) in net assets from contract transactions	(946,837)	483	—	—	(23,272)	(15,552)

Net increase (decrease) in net assets	402,837	(907)	—	—	34,098	(143,453)

Net assets:
Beginning of the period	2,625	3,532	—	—	178,697	322,150

End of the period	$405,462	$2,625	$—	$—	$212,795	$178,697

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Templeton Foreign		Templeton Growth		Transamerica Equity
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$4,994	$52,562	$951	$2,340	$—	$—
Net realized capital gains (losses) on investments	(895,548)	185,706	(15,329)	(46,178)	—	—
Net change in unrealized appreciation/ depreciation of investments	1,749,965	(1,816,493)	67,343	(159,472)	—	—

Increase (decrease) in net assets from operations	859,411	(1,578,225)	52,965	(203,310)	—	—

Contract transactions
Net contract purchase payments	5,024	3,112	1	—	—	—
Transfer payments from (to) other subaccounts or general account	59,923	257,222	(15,845)	(118,227)	—	—
Contract terminations, withdrawals, and other deductions	(107,919)	(121,906)	(825)	(36,155)	—	—
Contract maintenance charges	(13,071)	(11,274)	(1,257)	(1,674)	—	—

Increase (decrease) in net assets from contract transactions	(56,043)	127,154	(17,926)	(156,056)	—	—

Net increase (decrease) in net assets	803,368	(1,451,071)	35,039	(359,366)	—	—

Net assets:
Beginning of the period	1,758,440	3,209,511	198,028	557,394	—	—

End of the period	$2,561,808	$1,758,440	$233,067	$198,028	$—	$—

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

					Transamerica
	Transamerica Growth		Transamerica Small/Mid Cap		Flexible Income
	Opportunities		Value		RTL
	Subaccount		Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)	2009(1)

Operations
Net investment income (loss)	$—	$—	$(91)	$5,426	$130
Net realized capital gains (losses) on investments	—	—	653	(224,529)	—
Net change in unrealized appreciation/ depreciation of investments	—	—	3,642	—	146

Increase (decrease) in net assets from operations	—	—	4,204	(219,103)	276

Contract transactions
Net contract purchase payments	—	—	1	1,135	—
Transfer payments from (to) other subaccounts or general account	—	—	4,453	225,617	17,507
Contract terminations, withdrawals, and other deductions	—	—	—	(6,925)	(21)
Contract maintenance charges	—	—	(91)	(724)	—

Increase (decrease) in net assets from contract transactions	—	—	4,363	219,103	17,486

Net increase (decrease) in net assets	—	—	8,567	—	17,762

Net assets:
Beginning of the period	—	—	—	—	—

End of the period	$—	$—	$8,567	$—	$17,762

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Van Kampen Equity and
	Van Kampen Comstock		Income		Van Kampen Mid Cap Growth
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$1,451	$12,860	$4,880	$34,592	$(3,745)	$(2,404)
Net realized capital gains (losses) on investments	(128,069)	(375,476)	(26,841)	(750,007)	(3,845)	(115,227)
Net change in unrealized appreciation/ depreciation of investments	287,609	(254,051)	136,916	83,960	139,902	(97,062)

Increase (decrease) in net assets from operations	160,991	(616,667)	114,955	(631,455)	132,312	(214,693)

Contract transactions
Net contract purchase payments	14,668	—	14,667	10,710	—	—
Transfer payments from (to) other subaccounts or general account	188,510	70,169	96,173	(4,809,486)	(83,744)	459,365
Contract terminations, withdrawals, and other deductions	(28,352)	(43,815)	(26,199)	(49,739)	(24,454)	(2,454)
Contract maintenance charges	(4,054)	(6,646)	(2,727)	(4,556)	(1,467)	(1,003)

Increase (decrease) in net assets from contract transactions	170,772	19,708	81,914	(4,853,071)	(109,665)	455,908

Net increase (decrease) in net assets	331,763	(596,959)	196,869	(5,484,526)	22,647	241,215

Net assets:
Beginning of the period	736,866	1,333,825	512,840	5,997,366	241,215	—

End of the period	$1,068,629	$736,866	$709,709	$512,840	$263,862	$241,215

See accompanying notes.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies
Organization
The ML of New York Variable Annuity Separate Account D (the Mutual Fund Account or the Company) is a segregated investment account of ML Life Insurance Company of New York (MLNY), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.
The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of the ML of New York Variable Annuity Separate Account D.
On December 28, 2007 (the Acquisition Date), MLNY and its affiliate, Merrill Lynch Life Insurance Company, were acquired by AUSA. Prior to the Acquisition Date, MLNY was a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the values or results of the Mutual Fund Account.

Subaccount Investment by Fund:
AIM Growth Series — Class A Shares	Federated Equity Funds — Class A Shares
AIM Basic Value Fund	Federated Capital Appreciation Fund
AIM Mid Cap Core Equity Fund	Federated Kaufmann Fund
AIM Equity Funds — Class A Shares	Fidelity Advisor Series I — Class A Shares
AIM Constellation Fund	Fidelity Advisor Equity Growth Fund
AIM Charter Fund	Fidelity Advisor Mid Cap Fund
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares	Fidelity Advisor Series VIII — Class A Shares
AllianceBernstein Growth and Income Fund, Inc.	Fidelity Advisor Overseas Fund
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares	Janus Investment Series — Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	Janus Forty Fund
The AllianceBernstein Trust — Class A Shares	Janus Enterprise Fund
AllianceBernstein International Value Fund	JPMorgan Trust II — Class A Shares
AllianceBernstein Small/Mid Cap Value Fund	JPMorgan Multi-Cap Market Neutral Fund
AllianceBernstein Value Fund	JPMorgan Small Cap Growth Fund

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Fund (continued):
Allianz Funds — Class A Shares	Lord Abbett Affiliated Fund, Inc. — Class A Shares
Allianz CCM Capital Appreciation Fund	Lord Abbett Affiliated Fund, Inc.
Allianz NFJ Dividend Value Fund	Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Allianz NFJ Small-Cap Value Fund	Lord Abbett Bond-Debenture Fund, Inc.
Allianz NFJ Renaissance Fund	Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
American Century Capital Portfolios, Inc. — A Class Shares	Lord Abbett Mid-Cap Value Fund, Inc.
American Century Equity Income Fund	Merrill Lynch Ready Assets Trust
American Century Mutual Funds, Inc. — A Class Shares	Ready Assets Prime Money Market
American Century Ultra® Fund	MFS Series Trust I — Class A Shares
American Funds — Class A Shares	MFS® Core Growth Fund
American Funds Bond Fund of America, Inc. — A	MFS® Research International Fund
American Funds Growth Fund of America, Inc. — A	MFS Series Trust IV — Class A Shares
American Funds Income Fund of America, Inc. — A	MFS® Mid Cap Growth Fund
American Funds Investment Company of America — A	Oppenheimer Capital Appreciation Fund — Class A Shares
American Funds — Class F Shares	Oppenheimer Capital Appreciation Fund
American Funds Bond Fund of America, Inc. — F	Oppenheimer Global Fund — Class A Shares
American Funds EuroPacific Growth Fund	Oppenheimer Global Fund
American Funds Growth Fund of America, Inc. — F	Oppenheimer Main Street Funds®, Inc. — Class A Shares
American Funds Income Fund of America, Inc. — F	Oppenheimer Main Street Fund®
American Funds Investment Company of America — F	Oppenheimer Main Street Small Cap Fund® — Class A Shares
BlackRock Basic Value Fund, Inc. — Investor A Shares	Oppenheimer Main Street Small Cap Fund®
BlackRock Basic Value Fund, Inc.	Oppenheimer Quest for Value Funds — Class A Shares
BlackRock Bond Fund, Inc. — Investor A Shares	Oppenheimer Quest Opportunity Value Fund
BlackRock Total Return Fund	PIMCO Funds — Class A Shares
BlackRock High Income Fund	PIMCO CommodityRealReturn Strategy Fund
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares	PIMCO Low Duration Fund
BlackRock Fundamental Growth Fund, Inc.	PIMCO Real Return Fund
BlackRock Global SmallCap Fund, Inc. — Investor A Shares	PIMCO Total Return Fund
BlackRock Global SmallCap Fund, Inc.	Pioneer Emerging Markets Fund — Class A Shares
BlackRock Index Funds, Inc. — Investor A Shares	Pioneer Emerging Markets Fund
BlackRock International Index Fund	Pioneer Fund — Class A Shares
BlackRock Small Cap Index Fund	Pioneer Fund
BlackRock Funds II — Investor A Shares	Pioneer High Yield Fund — Class A Shares
BlackRock Government Income Portfolio	Pioneer High Yield Fund
BlackRock International Value Trust — Investor A Shares	Pioneer Real Estate Shares Fund — Class A Shares
BlackRock International Value Fund	Pioneer Real Estate Shares Fund

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Fund (continued):
BlackRock Global Allocation Fund, Inc. — Investor A Shares	Pioneer Small Cap Value Fund — Class A Shares
BlackRock Global Allocation Fund, Inc.	Pioneer Small Cap Value Fund
BlackRock Global Growth Fund, Inc. — Investor A Shares	Pioneer Growth Opportunities Fund
BlackRock Global Growth Fund, Inc.	Pioneer Growth Opportunities Fund
BlackRock Index Funds, Inc. — Investor A Shares	The Putnam Fund for Growth and Income — Class A Shares
BlackRock S&P 500 Index Fund	The Putnam Fund for Growth and Income
BlackRock Short-Term Bond Series, Inc. — Investor A Shares	Putnam International Equity Fund — Class A Shares
BlackRock Short-Term Bond Fund	Putnam International Equity Fund
BlackRock Large Cap Series Fund, Inc. — Investor A Shares	Putnam Voyager Fund — Class A Shares
BlackRock Large Cap Core Fund	Putnam Voyager Fund
BlackRock Large Cap Growth Fund	Seligman Capital Fund, Inc. — Class A Shares
BlackRock Large Cap Value Fund	Seligman Capital Fund, Inc.
BlackRock Value Opportunities Fund, Inc. — Investor A Shares	Seligman Value Fund Series, Inc. Class A Shares
BlackRock Value Opportunities Fund, Inc.	Seligman Smaller-Cap Value Fund
Cohen & Steers Realty Income Fund, Inc. — Class A Shares	Templeton Funds, Inc. — Class A Shares
Cohen & Steers Realty Income Fund, Inc.	Templeton Foreign Fund
Columbia Acorn Trust — Class A Shares	Templeton Growth Fund, Inc. — Class A Shares
Columbia Acorn USA	Templeton Growth Fund, Inc.
Columbia Acorn International	Transamerica Funds — Class A Shares
Columbia Funds Series Trust — Class A Shares	Transamerica Equity
Columbia Marsico Growth Fund	Transamerica Growth Opportunities
Davis New York Venture Fund, Inc. — Class A Shares	Transamerica Small/Mid Cap Value
Davis New York Venture Fund, Inc.	Transamerica Flexible Income RTL
Delaware Group Equity Funds III — Class A Shares	Van Kampen Comstock Fund — Class A Shares
Delaware Trend Fund®	Van Kampen Comstock Fund
Dreyfus Appreciation Fund, Inc.	Van Kampen Equity and Income Fund — Class A Shares
Dreyfus Appreciation Fund, Inc.	Van Kampen Equity and Income Fund
Eaton Vance Mutual Funds Trust — Class A Shares	Van Kampen Mid Cap Growth Fund — Class A Shares
Eaton Vance Floating-Rate Fund	Van Kampen Mid Cap Growth Fund
Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value Fund

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AIM Charter Fund	April 10, 2006
Allianz CCM Capital Appreciation Fund	May 1, 2006
Columbia Marsico Growth Fund	May 1, 2006
Pioneer Emerging Markets Fund	May 1, 2006
JPMorgan Multi-Cap Market Neutral Fund	June 30, 2006
BlackRock Government Income Portfolio	October 13, 2006
AllianceBernstein International Value Fund	April 27, 2007
Allianze NFJ Dividend Value Fund	May 1, 2007
BlackRock High Income Fund	May 1, 2007
BlackRock International Value Fund	May 1, 2007
Columbia Acorn International	May 1, 2007
Eaton Vance Large-Cap Value Fund	May 1, 2007
Janus Forty Fund	May 1, 2007
JPMorgan Small Cap Growth Fund	May 1, 2007
PIMCO Low Duration Fund	May 1, 2007
Seligman Capital Fund, Inc.	May 1, 2007
BlackRock Total Return Fund	December 10, 2007
BlackRock Global Growth Fund, Inc.	May 1, 2008
Pioneer Real Estate Shares Fund	May 1, 2008
Transamerica Equity	May 1, 2008
Transamerica Growth Opportunities	May 1, 2008
Transamerica Small/Mid Cap Value	May 1, 2008
Van Kampen Mid Cap Growth Fund	July 11, 2008
Janus Enterprise Fund	July 2, 2009
Pioneer Growth Opportunities	August 28, 2009
Transamerica Flexible Income RTL	November 13, 2009
The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Pioneer Growth Opportunities	Pioneer Small Cap
Transamerica Flexible Income RTL	Transamerica Convertible Securities
Janus Enterprise	Janus Advisor Mid Cap Growth
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Janus Forty Fund	Janus Advisor Forty Fund
Ready Assets Prime Money Market	Merrill Lynch Ready Assets Trust

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (continued)
Investments
Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.
Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.
Dividend Income
Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.
Accounting Policy
On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.
Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.
The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

AIM Growth Series — Class A Shares
AIM Basic Value Fund	$411	$631
AIM Mid Cap Core Equity Fund	572,753	48,191
AIM Equity Funds — Class A Shares
AIM Constellation Fund	3,027	681
AIM Charter Fund	1,991,486	6,843,437
AllianceBernstein Growth and Income Fund, Inc. — Class A Shares
AllianceBernstein Growth and Income Fund, Inc.	1,927,321	2,199,057
AllianceBernstein Large Cap Growth Fund, Inc. — Class A Shares
AllianceBernstein Large Cap Growth Fund, Inc.	7,079,039	816,929
The AllianceBernstein Trust — Class A Shares
AllianceBernstein International Value Fund	10,301	14,347
AllianceBernstein Small/Mid Cap Value Fund	166,772	376,259
AllianceBernstein Value Fund	167,305	90,805
Allianz Funds — Class A Shares
Allianz CCM Capital Appreciation Fund	943	406
Allianz NFJ Dividend Value Fund	15,620	2,610
Allianz NFJ Small-Cap Value Fund	569,671	810,648
Allianz NFJ Renaissance Fund	10,611	78,290
American Century Capital Portfolios, Inc. — A Class Shares
American Century Equity Income Fund	91,777	271,583
American Century Mutual Funds, Inc. — A Class Shares
American Century Ultra® Fund	—	—
American Funds — Class A Shares
American Funds Bond Fund of America, Inc. — A	430,276	1,438,311
American Funds Growth Fund of America, Inc. — A	241,725	847,413
American Funds Income Fund of America, Inc. — A	312,230	335,788
American Funds Investment Company of America — A	164,031	423,340
American Funds — Class F Shares
American Funds Bond Fund of America, Inc. — F	542,133	857,296
American Funds EuroPacific Growth Fund	2,036,297	1,077,223
American Funds Growth Fund of America, Inc. — F	136,720	1,959,336
American Funds Income Fund of America, Inc. — F	72,218	194,385
American Funds Investment Company of America — F	77,404	81,728
BlackRock Basic Value Fund, Inc. — Investor A Shares
BlackRock Basic Value Fund, Inc.	5,230,012	4,993,246

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

BlackRock Bond Fund, Inc. — Investor A Shares
BlackRock Total Return Fund	$129,018	$107,634
BlackRock High Income Fund	—	—
BlackRock Fundamental Growth Fund, Inc. — Investor A Shares
BlackRock Fundamental Growth Fund, Inc.	958,474	1,380,558
BlackRock Global SmallCap Fund, Inc. — Investor A Shares
BlackRock Global SmallCap Fund, Inc.	—	2,534
BlackRock Index Funds, Inc. — Investor A Shares
BlackRock International Index Fund	1,828	1,992
BlackRock Small Cap Index Fund	—	—
BlackRock Funds II — Investor A Shares
BlackRock Government Income Portfolio	5,616,366	2,965,164
BlackRock International Value Trust — Investor A Shares
BlackRock International Value Fund	95,417	100,453
BlackRock Global Allocation Fund, Inc. — Investor A Shares
BlackRock Global Allocation Fund, Inc.	2,862,909	1,580,826
BlackRock Global Growth Fund, Inc. — Investor A Shares
BlackRock Global Growth Fund, Inc.	148,096	93,286
BlackRock Index Funds, Inc. — Investor A Shares
BlackRock S&P 500 Index Fund	556,500	230,138
BlackRock Short-Term Bond Series, Inc. — Investor A Shares
BlackRock Short-Term Bond Fund	482	355
BlackRock Large Cap Series Fund, Inc. — Investor A Shares
BlackRock Large Cap Core Fund	12,937	14,566
BlackRock Large Cap Growth Fund	2,410,934	853,115
BlackRock Large Cap Value Fund	130,200	129,684
BlackRock Value Opportunities Fund, Inc. — Investor A Shares
BlackRock Value Opportunities Fund, Inc.	47,887	187,548
Cohen & Steers Realty Income Fund, Inc. — Class A Shares
Cohen & Steers Realty Income Fund, Inc.	2,073	8,164
Columbia Acorn Trust — Class A Shares
Columbia Acorn USA	141,043	286,485
Columbia Acorn International	2,316	5,524
Columbia Funds Series Trust — Class A Shares
Columbia Marsico Growth Fund	36,476	2,928,729
Davis New York Venture Fund, Inc. — Class A Shares
Davis New York Venture Fund, Inc.	7,824,831	1,778,129
Delaware Group Equity Funds III — Class A Shares
Delaware Trend Fund®	1,893	89,899
Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation Fund, Inc.	121,910	1,643,481

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

Eaton Vance Mutual Funds Trust — Class A Shares
Eaton Vance Floating-Rate Fund	$24	$—
Eaton Vance Special Investment Trust — Class A Shares
Eaton Vance Large-Cap Value Fund	1,093,839	209,589
Federated Equity Funds — Class A Shares
Federated Capital Appreciation Fund	572,044	315,406
Federated Kaufmann Fund	49,340	190,977
Fidelity Advisor Series I — Class A Shares
Fidelity Advisor Equity Growth Fund	9,905	2,291,088
Fidelity Advisor Mid Cap Fund	323	69,267
Fidelity Advisor Series VIII — Class A Shares
Fidelity Advisor Overseas Fund	10,543	57,527
Janus Investment Series — Class A Shares
Janus Forty Fund	1,564,844	762,201
Janus Enterprise Fund	311,353	38,850
JPMorgan Trust II — Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	72,793	1,890
JPMorgan Small Cap Growth Fund	—	—
Lord Abbett Affiliated Fund, Inc. — Class A Shares
Lord Abbett Affiliated Fund, Inc.	596,173	1,314,398
Lord Abbett Bond-Debenture Fund, Inc. — Class A Shares
Lord Abbett Bond-Debenture Fund, Inc.	98,075	154,080
Lord Abbett Mid-Cap Value Fund, Inc. — Class A Shares
Lord Abbett Mid-Cap Value Fund, Inc.	214,628	440,916
Merrill Lynch Ready Assets Trust
Ready Assets Prime Money Market	974,083	2,208,755
MFS Series Trust I — Class A Shares
MFS® Core Growth Fund	1,063,392	1,264,662
MFS® Research International Fund	625,029	677,677
MFS Series Trust IV — Class A Shares
MFS® Mid Cap Growth Fund	4,847	56,810
Oppenheimer Capital Appreciation Fund — Class A Shares
Oppenheimer Capital Appreciation Fund	10,350	236,154
Oppenheimer Global Fund — Class A Shares
Oppenheimer Global Fund	256,085	25,160
Oppenheimer Main Street Funds®, Inc. — Class A Shares
Oppenheimer Main Street Fund®	323,341	443,444
Oppenheimer Main Street Small Cap Fund® — Class A Shares
Oppenheimer Main Street Small Cap Fund®	617	43,260
Oppenheimer Quest for Value Funds — Class A Shares
Oppenheimer Quest Opportunity Value Fund	41,146	1,974,819

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales

PIMCO Funds — Class A Shares
PIMCO CommodityRealReturn Strategy Fund	$122,353	$264,238
PIMCO Low Duration Fund	16,618	2,933
PIMCO Real Return Fund	111,586	914,556
PIMCO Total Return Fund	4,195,419	8,043,222
Pioneer Emerging Markets Fund — Class A Shares
Pioneer Emerging Markets Fund	522,242	174,361
Pioneer Fund — Class A Shares
Pioneer Fund	—	—
Pioneer High Yield Fund — Class A Shares
Pioneer High Yield Fund	396,537	160,687
Pioneer Real Estate Shares Fund — Class A Shares
Pioneer Real Estate Shares Fund	101,403	136,731
Pioneer Growth Opportunities Fund
Pioneer Growth Opportunities Fund	41,900	390
The Putnam Fund for Growth and Income — Class A Shares
The Putnam Fund for Growth and Income	14,287	6,346
Putnam International Equity Fund — Class A Shares
Putnam International Equity Fund	50,249	69,587
Putnam Voyager Fund — Class A Shares
Putnam Voyager Fund	4,243,168	5,176,675
Seligman Capital Fund, Inc. — Class A Shares
Seligman Capital Fund, Inc.	—	—
Seligman Value Fund Series, Inc. Class A Shares
Seligman Smaller-Cap Value Fund	11,881	37,525
Templeton Funds, Inc. — Class A Shares
Templeton Foreign Fund	690,403	741,453
Templeton Growth Fund, Inc. — Class A Shares
Templeton Growth Fund, Inc.	3,599	20,575
Transamerica Funds — Class A Shares
Transamerica Equity	—	—
Transamerica Growth Opportunities	—	—
Transamerica Small/Mid Cap Value	6,218	1,946
Transamerica Flexible Income RTL	17,671	55
Van Kampen Comstock Fund — Class A Shares
Van Kampen Comstock Fund	362,282	190,059
Van Kampen Equity and Income Fund — Class A Shares
Van Kampen Equity and Income Fund	164,408	77,614
Van Kampen Mid Cap Growth Fund — Class A Shares
Van Kampen Mid Cap Growth Fund	34,137	147,547

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					AllianceBernstein	AllianceBernstein	AllianceBernstein
		AIM Mid Cap	AIM		Growth and	Large Cap	International
	AIM Basic Value	Core Equity	Constellation	AIM Charter	Income	Growth	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	3,399	756	4,592	2,427	8,725	57,232	8,867
Units purchased	4,336	2,765	519	622,858	1,379	112	6,623
Units redeemed and transferred	(4,553)	(70)	(736)	(462)	(743)	(45,467)	(1,800)

Units outstanding at December 31, 2008	3,182	3,451	4,375	624,823	9,361	11,877	13,690
Units purchased	—	57,082	30,877	266,688	235,370	633,346	1,825
Units redeemed and transferred	(35)	(3,748)	(30,638)	(818,274)	(235,339)	(198,234)	(2,391)

Units outstanding at December 31, 2009	3,147	56,785	4,614	73,237	9,392	446,989	13,124

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein		Allianz CCM				American
	Small/Mid Cap	AllianceBernstein	Capital	Allianz NFJ	Allianz NFJ	Allianz NFJ	Century Equity
	Value	Value	Appreciation	Dividend Value	Small-Cap Value	Renaissance	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	54,071	18,086	1,535	7,663	86,463	41,221	72,698
Units purchased	18,316	10,699	228	8,315	35,016	2,159	11,462
Units redeemed and transferred	(25,838)	(22,029)	(19)	(314)	(32,264)	(2,742)	(40,032)

Units outstanding at December 31, 2008	46,549	6,756	1,744	15,664	89,215	40,638	44,128
Units purchased	18,924	23,941	120	2,054	82,052	31,532	31,302
Units redeemed and transferred	(46,460)	(11,910)	(10)	(163)	(95,724)	(36,424)	(45,038)

Units outstanding at December 31, 2009	19,013	18,787	1,854	17,555	75,543	35,746	30,392

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					American Funds
		American Funds	American Funds	American Funds	Investment	American Funds
	American	Bond Fund of	Growth Fund of	Income Fund of	Company of	EuroPacific	BlackRock Basic
	Century Ultra®	America	America	America	America	Growth	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	—	579,275	849,712	345,136	469,452	298,281	140,965
Units purchased	—	113,226	235,364	17,454	20,716	51,728	123,959
Units redeemed and transferred	—	(136,195)	(179,885)	(47,433)	(74,495)	(46,407)	(108,982)

Units outstanding at December 31, 2008	—	556,306	905,191	315,157	415,673	303,602	155,942
Units purchased	—	193,097	418,633	188,698	251,276	134,393	419,735
Units redeemed and transferred	—	(327,436)	(675,420)	(213,523)	(277,557)	(82,364)	(349,919)

Units outstanding at December 31, 2009	—	421,967	648,404	290,332	389,392	355,631	225,758

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

			BlackRock		BlackRock		BlackRock
	BlackRock Total	BlackRock High	Fundamental	BlackRock	International	BlackRock Small	Government
	Return	Income	Growth	Global SmallCap	Index	Cap Index	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	222,816	—	220,936	6,839	7,211	—	27,251
Units purchased	477	—	624,494	—	—	—	49,917
Units redeemed and transferred	(188,146)	—	(553,971)	(61)	(66)	—	(45,640)

Units outstanding at December 31, 2008	35,147	—	291,459	6,778	7,145	—	31,528
Units purchased	19,048	—	86,435	—	—	—	724,888
Units redeemed and transferred	(17,885)	—	(122,863)	(127)	(79)	—	(500,319)

Units outstanding at December 31, 2009	36,310	—	255,031	6,651	7,066	—	256,097

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock
	International	BlackRock	BlackRock	BlackRock S&P	BlackRock Short-	BlackRock Large	BlackRock Large
	Value	Global Allocation	Global Growth	500 Index	Term Bond	Cap Core	Cap Growth
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	7,262	451,739	—	109,279	3,358	25,257	25,318
Units purchased	17,943	198,457	2,149	365,376	1	3,802	1,370
Units redeemed and transferred	(17,135)	(298,551)	(12)	(376,471)	(1,960)	(7,413)	(12,768)

Units outstanding at December 31, 2008	8,070	351,645	2,137	98,184	1,399	21,646	13,920
Units purchased	13,846	278,701	19,908	66,005	—	1,209	245,583
Units redeemed and transferred	(13,737)	(213,856)	(12,608)	(34,741)	(13)	(1,198)	(33,959)

Units outstanding at December 31, 2009	8,179	416,490	9,437	129,448	1,386	21,657	225,544

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock Large	BlackRock Value	Cohen & Steers	Columbia Acorn	Columbia Acorn	Columbia	Davis New York
	Cap Value	Opportunities	Realty Income	USA	International	Marsico Growth	Venture
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	33,097	117,406	70,290	31,480	6,861	342,543	354,008
Units purchased	5,641	12,425	2,778	51,347	3,800	123,666	198,980
Units redeemed and transferred	(4,276)	(19,784)	(65,029)	(7,151)	(2,018)	(73,254)	(241,143)

Units outstanding at December 31, 2008	34,462	110,047	8,039	75,676	8,643	392,955	311,845
Units purchased	13,835	79,413	—	426	227	4,185	735,853
Units redeemed and transferred	(13,381)	(88,199)	(1,208)	(13,455)	(699)	(386,597)	(274,877)

Units outstanding at December 31, 2009	34,916	101,261	6,831	62,647	8,171	10,543	772,821

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					Federated
		Dreyfus	Eaton Vance	Eaton Vance	Capital	Federated	Fidelity Advisor
	Delaware Trend	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann	Equity Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	32,674	155,872	912	96,837	140,444	75,218	426,622
Units purchased	6,005	59,001	2,323	41,033	48,064	13,071	232,746
Units redeemed and transferred	(3,873)	(34,117)	(3,235)	(36,228)	(30,775)	(33,381)	(400,940)

Units outstanding at December 31, 2008	34,806	180,756	—	101,642	157,733	54,908	258,428
Units purchased	22,271	15,244	—	151,331	57,379	—	13,384
Units redeemed and transferred	(29,219)	(186,888)	—	(29,968)	(28,643)	(10,986)	(252,412)

Units outstanding at December 31, 2009	27,858	9,112	—	223,005	186,469	43,922	19,400

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

					JPMorgan Multi-
	Fidelity Advisor	Fidelity Advisor			Cap Market	JPMorgan Small	Lord Abbett
	Mid Cap	Overseas	Janus Forty	Janus Enterprise	Neutral	Cap Growth	Affiliated
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	8,510	18,697	355,582	—	3,748	—	82,363
Units purchased	—	19,778	17,901	—	4,710	—	17,083
Units redeemed and transferred	(495)	(18,198)	(222,780)	—	(4,000)	—	(32,707)

Units outstanding at December 31, 2008	8,015	20,277	150,703	—	4,458	—	66,739
Units purchased	—	507	131,643	30,523	7,532	—	75,068
Units redeemed and transferred	(5,107)	(3,074)	(49,408)	(2,401)	(125)	—	(139,598)

Units outstanding at December 31, 2009	2,908	17,710	232,938	28,122	11,865	—	2,209

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Lord Abbett		Ready Assets				Oppenheimer
	Bond-Debenture	Lord Abbett Mid-	Prime Money	MFS® Core	MFS® Research	MFS® Mid Cap	Capital
	Fund	Cap Value	Market	Growth	International	Growth	Appreciation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	64,274	244,193	287,624	138,359	24,017	23,776	2,097
Units purchased	6,666	59,845	390,931	198,723	49,319	4,833	37,023
Units redeemed and transferred	(13,131)	(107,090)	(409,113)	(319,382)	(46,215)	(2,841)	(1,178)

Units outstanding at December 31, 2008	57,809	196,948	269,442	17,700	27,121	25,768	37,942
Units purchased	19,515	131,993	151,084	118,644	61,563	17,743	1,360
Units redeemed and transferred	(26,004)	(154,995)	(263,535)	(126,935)	(58,154)	(22,197)	(35,083)

Units outstanding at December 31, 2009	51,320	173,946	156,991	9,409	30,530	21,314	4,219

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

				Oppenheimer
			Oppenheimer	Quest	PIMCO
	Oppenheimer	Oppenheimer	Main Street	Opportunity	CommodityRealReturn	PIMCO Low	PIMCO Real
	Global	Main Street	Small Cap	Value	Strategy	Duration	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	20,527	26,128	1,074	5,845	137,235	—	157,003
Units purchased	1,800	4,549	8,690	142,066	37,605	2,746	83,865
Units redeemed and transferred	(9,203)	(6,087)	(3,233)	(124)	(69,686)	(1,385)	(78,774)

Units outstanding at December 31, 2008	13,124	24,590	6,531	147,787	105,154	1,361	162,094
Units purchased	22,601	45,071	78	6,840	5,215	1,498	5,934
Units redeemed and transferred	(10,381)	(50,657)	(6,180)	(146,540)	(27,668)	(219)	(79,833)

Units outstanding at December 31, 2009	25,344	19,004	429	8,087	82,701	2,640	88,195

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

							The Putnam
	PIMCO Total	Pioneer Emerging		Pioneer High	Pioneer Real	Pioneer Growth	Fund for Growth
	Return	Markets	Pioneer	Yield	Estate Shares	Opportunities	and Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Units outstanding at January 1, 2008	1,091,765	22,749	2,211	12,555	—	—	4,345
Units purchased	652,913	8,417	4,235	3,373	54,391	—	55
Units redeemed and transferred	(332,161)	(1,003)	(6,446)	(207)	(13,511)	—	(534)

Units outstanding at December 31, 2008	1,412,517	30,163	—	15,721	40,880	—	3,866
Units purchased	639,661	57,989	—	36,686	16,159	3,974	3,557
Units redeemed and transferred	(1,002,446)	(15,785)	—	(11,521)	(15,158)	(7)	(3,007)

Units outstanding at December 31, 2009	1,049,732	72,367	—	40,886	41,881	3,967	4,416

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Putnam
	International			Seligman Smaller-	Templeton	Templeton	Transamerica
	Equity	Putnam Voyager	Seligman Capital	Cap Value	Foreign	Growth	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	16,608	242	—	14,076	151,985	27,163	—
Units purchased	4,081	48	—	1,451	37,868	1,842	—
Units redeemed and transferred	(933)	(1)	—	(2,076)	(36,328)	(11,543)	—

Units outstanding at December 31, 2008	19,756	289	—	13,451	153,525	17,462	—
Units purchased	20,712	407,361	—	10,460	116,656	14,499	—
Units redeemed and transferred	(22,366)	(380,102)	—	(12,014)	(117,207)	(16,182)	—

Units outstanding at December 31, 2009	18,102	27,548	—	11,897	152,974	15,779	—

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica	Transamerica	Transamerica		Van Kampen
	Growth	Small/Mid Cap	Flexible Income	Van Kampen	Equity and	Van Kampen Mid
	Opportunities	Value	RTL	Comstock	Income	Cap Growth
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	72,042	354,295	—
Units purchased	—	51,523	—	137,173	1,996	70,164
Units redeemed and transferred	—	(51,523)	—	(145,874)	(315,483)	(30,354)

Units outstanding at December 31, 2008	—	—	—	63,341	40,808	39,810
Units purchased	—	1,206	17,470	56,808	42,702	29,889
Units redeemed and transferred	—	(241)	(4)	(48,952)	(37,188)	(42,006)

Units outstanding at December 31, 2009	—	965	17,466	71,197	46,322	27,693

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AIM Basic Value
	12/31/2009		3,147	$9.15	to	$8.96	$28,216	1.82%	1.25%	to	1.65%	49.67%	to	49.08%
	12/31/2008		3,182	6.12	to	6.01	19,136	0.21	1.25	to	1.65	(52.47)	to	(52.66)
	12/31/2007		3,399	12.86	to	12.70	43,154	—	1.25	to	1.65	(0.25)	to	(0.65)
	12/31/2006		—	12.77	to	12.89	—	—	1.25	to	1.65	11.27	to	11.71
	12/31/2005		—	11.47	to	11.53	—	—	1.25	to	1.65	6.41	to	6.67
AIM Mid Cap Core Equity
	12/31/2009		56,785	12.55	to	12.29	703,973	0.14	1.25	to	1.65	28.55	to	28.04
	12/31/2008		3,451	9.76	to	9.60	33,472	1.02	1.25	to	1.65	(28.40)	to	(28.68)
	12/31/2007		756	13.63	to	13.45	10,308	1.24	1.25	to	1.65	8.48	to	8.04
	12/31/2006		811	12.45	to	12.56	10,178	0.40	1.25	to	1.65	9.24	to	9.67
	12/31/2005		—	11.39	to	11.44	—	—	1.25	to	1.65	6.93	to	7.19
AIM Constellation
	12/31/2009		4,614	11.43	to	11.43	52,728	0.38	1.30	to	1.30	18.98	to	18.98
	12/31/2008		4,375	9.60	to	9.60	42,022	—	1.30	to	1.30	(43.42)	to	(43.42)
	12/31/2007		4,592	16.97	to	16.97	77,928	—	1.30	to	1.30	10.53	to	10.53
	12/31/2006		5,415	15.35	to	15.35	80,402	—	1.30	to	1.30	4.46	to	4.46
	12/31/2005		7,823	14.69	to	14.69	114,923	—	1.30	to	1.30	7.02	to	7.02
AIM Charter
	12/31/2009		73,237	10.74	to	10.74	786,470	0.13	1.30	to	1.30	28.50	to	28.50
	12/31/2008		624,823	8.36	to	8.36	5,221,797	3.87	1.30	to	1.30	(29.41)	to	(29.41)
	12/31/2007		2,427	11.84	to	11.84	28,726	—	1.30	to	1.30	6.97	to	6.97
	12/31/2006	(1)	2,471	11.06	to	11.06	27,331	1.01	1.30	to	1.30	14.74	to	14.74
AllianceBernstein Growth and Income
	12/31/2009		9,392	13.33	to	13.33	125,220	0.28	1.30	to	1.30	19.37	to	19.37
	12/31/2008		9,361	11.17	to	11.17	104,560	1.41	1.30	to	1.30	(41.55)	to	(41.55)
	12/31/2007		8,725	19.10	to	19.10	166,669	0.41	1.30	to	1.30	4.11	to	4.11
	12/31/2006		71,873	18.34	to	18.34	1,314,537	0.28	1.30	to	1.30	15.39	to	15.39
	12/31/2005		82,789	15.89	to	15.89	1,317,267	0.26	1.30	to	1.30	2.41	to	2.41
AllianceBernstein International Value
	12/31/2009		13,124	6.34	to	6.27	82,734	1.43	1.25	to	1.65	32.56	to	32.03
	12/31/2008		13,690	4.79	to	4.75	65,262	—	1.25	to	1.65	(54.14)	to	(54.33)
	12/31/2007	(1)	8,867	10.43	to	10.40	92,307	4.81	1.25	to	1.65	(1.11)	to	(1.36)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AllianceBernstein Large Cap Growth
	12/31/2009		446,989	$15.01	to	$15.01	$6,709,669	—%	1.30%	to	1.30%	39.33%	to	39.33%
	12/31/2008		11,877	10.77	to	10.77	127,966	—	1.30	to	1.30	(32.57)	to	(32.57)
	12/31/2007		57,232	15.97	to	15.97	914,094	—	1.30	to	1.30	12.26	to	12.26
	12/31/2006		15,591	14.22	to	14.22	217,119	—	1.30	to	1.30	(2.22)	to	(2.22)
	12/31/2005		31,674	14.54	to	14.54	460,609	—	1.30	to	1.30	12.64	to	12.64
AllianceBernstein Small/Mid Cap Value
	12/31/2009		19,013	12.16	to	11.91	227,163	0.29	1.25	to	1.65	40.05	to	39.49
	12/31/2008		46,549	8.68	to	8.54	399,901	0.61	1.25	to	1.65	(35.41)	to	(35.67)
	12/31/2007		54,071	13.43	to	13.26	720,005	0.10	1.25	to	1.65	0.99	to	0.58
	12/31/2006		136,208	13.18	to	13.30	1,805,735	1.12	1.25	to	1.65	11.73	to	12.18
	12/31/2005		39,359	11.79	to	11.85	464,746	—	1.25	to	1.65	8.53	to	8.79
AllianceBernstein Value
	12/31/2009		18,787	8.64	to	8.46	158,872	2.18	1.25	to	1.65	17.59	to	17.12
	12/31/2008		6,756	7.34	to	7.22	48,785	2.38	1.25	to	1.65	(42.64)	to	(42.87)
	12/31/2007		18,086	12.80	to	12.63	228,602	1.67	1.25	to	1.65	(5.70)	to	(6.08)
	12/31/2006		19,604	13.44	to	13.56	263,783	2.14	1.25	to	1.65	19.19	to	19.66
	12/31/2005		—	11.27	to	11.33	—	—	1.25	to	1.65	5.09	to	5.35
Allianz CCM Capital Appreciation
	12/31/2009		1,854	7.99	to	7.86	14,690	0.23	1.25	to	1.65	20.92	to	20.44
	12/31/2008		1,744	6.60	to	6.53	11,450	—	1.25	to	1.65	(43.52)	to	(43.74)
	12/31/2007		1,535	11.69	to	11.60	17,872	0.30	1.25	to	1.65	15.59	to	15.13
	12/31/2006	(1)	2,000	10.07	to	10.11	16,504	0.63	1.25	to	1.65	(2.44)	to	(2.18)
Allianz NFJ Dividend Value
	12/31/2009		17,555	7.22	to	7.13	125,855	3.94	1.25	to	1.65	11.51	to	11.06
	12/31/2008		15,664	6.47	to	6.42	100,921	2.93	1.25	to	1.65	(37.08)	to	(37.33)
	12/31/2007	(1)	7,663	10.28	to	10.24	78,565	5.12	1.25	to	1.65	(2.28)	to	(2.54)
Allianz NFJ Small-Cap Value
	12/31/2009		75,543	13.28	to	13.01	1,432,239	1.92	1.25	to	1.65	22.40	to	21.92
	12/31/2008		89,215	10.85	to	10.67	1,385,891	1.41	1.25	to	1.65	(27.42)	to	(27.71)
	12/31/2007		86,463	14.94	to	14.75	1,790,713	1.60	1.25	to	1.65	4.73	to	4.31
	12/31/2006		138,525	14.13	to	21.53	2,807,395	1.85	1.25	to	1.65	16.56	to	17.03
	12/31/2005		165,084	12.12	to	18.39	2,925,295	1.86	1.25	to	1.65	8.47	to	8.91
Allianz NFJ Renaissance
	12/31/2009		35,746	9.69	to	9.49	656,664	1.63	1.25	to	1.65	31.91	to	31.38
	12/31/2008		40,638	7.35	to	7.22	566,221	1.24	1.25	to	1.65	(40.81)	to	(41.05)
	12/31/2007		41,221	12.41	to	12.25	970,410	0.19	1.25	to	1.65	4.17	to	3.75
	12/31/2006		49,189	11.80	to	22.60	1,078,861	—	1.25	to	1.65	10.11	to	10.55
	12/31/2005		52,805	10.71	to	20.44	1,079,471	—	1.25	to	1.65	(5.23)	to	(4.86)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century Equity Income
	12/31/2009	30,392	$11.04	to	$10.81	$448,345	2.66%	1.25%	to	1.65%	10.56%	to	10.12%
	12/31/2008	44,128	9.99	to	9.82	588,498	2.96	1.25	to	1.65	(21.29)	to	(21.60)
	12/31/2007	72,698	12.68	to	12.52	1,238,566	1.97	1.25	to	1.65	0.11	to	(0.29)
	12/31/2006	176,302	12.55	to	17.16	2,996,541	2.50	1.25	to	1.65	17.29	to	17.76
	12/31/2005	38,636	10.69	to	14.58	548,100	1.76	1.25	to	1.65	0.48	to	0.88
American Century Ultra®
	12/31/2009	—	9.64	to	9.44	—	—	1.25	to	1.65	33.37	to	32.84
	12/31/2008	—	7.23	to	7.11	—	—	1.25	to	1.65	(42.67)	to	(42.90)
	12/31/2007	—	12.61	to	12.45	—	—	1.25	to	1.65	19.95	to	19.47
	12/31/2006	—	10.41	to	10.51	—	—	1.25	to	1.65	(5.12)	to	(4.74)
	12/31/2005	—	10.97	to	11.02	—	—	1.25	to	1.65	4.99	to	5.25
American Funds Bond Fund of America
	12/31/2009	421,967	10.78	to	10.56	4,926,035	4.89	1.25	to	1.65	13.51	to	13.06
	12/31/2008	556,306	9.50	to	9.34	5,805,259	6.06	1.25	to	1.65	(13.41)	to	(13.75)
	12/31/2007	579,275	10.96	to	10.82	6,829,458	12.07	1.25	to	1.65	2.05	to	1.64
	12/31/2006	509,624	10.64	to	12.94	5,957,212	4.98	1.25	to	1.65	4.13	to	4.55
	12/31/2005	511,115	10.21	to	12.38	6,245,846	5.29	1.25	to	1.65	0.61	to	1.31
American Funds EuroPacific Growth
	12/31/2009	355,631	15.44	to	15.12	5,421,789	2.14	1.25	to	1.65	37.38	to	36.83
	12/31/2008	303,602	11.24	to	11.05	3,377,426	1.72	1.25	to	1.65	(41.32)	to	(41.56)
	12/31/2007	298,281	19.14	to	18.89	5,665,439	—	1.25	to	1.65	17.39	to	16.92
	12/31/2006	199,157	16.15	to	16.30	3,236,562	2.44	1.25	to	1.65	19.79	to	20.27
	12/31/2005	48,428	13.48	to	13.54	654,300	8.10	1.25	to	1.65	21.38	to	21.68
American Funds Growth Fund of America
	12/31/2009	648,404	11.84	to	11.59	9,788,416	0.92	1.25	to	1.65	32.91	to	32.38
	12/31/2008	905,191	8.91	to	8.76	9,799,802	0.79	1.25	to	1.65	(39.86)	to	(40.10)
	12/31/2007	849,712	14.80	to	14.61	15,649,924	1.50	1.25	to	1.65	9.52	to	9.08
	12/31/2006	1,063,472	13.39	to	18.93	17,943,094	0.92	1.25	to	1.65	9.09	to	9.53
	12/31/2005	921,449	12.27	to	17.29	15,434,688	0.72	1.25	to	1.65	12.72	to	14.71
American Funds Income Fund of America
	12/31/2009	290,332	11.49	to	11.25	4,293,619	5.42	1.25	to	1.65	22.85	to	22.36
	12/31/2008	315,157	9.35	to	9.19	3,759,084	4.90	1.25	to	1.65	(29.88)	to	(30.16)
	12/31/2007	345,136	13.33	to	13.16	5,884,846	4.26	1.25	to	1.65	2.40	to	1.99
	12/31/2006	386,758	12.89	to	18.04	6,717,570	4.63	1.25	to	1.65	18.26	to	18.78
	12/31/2005	584,866	10.90	to	15.18	8,818,697	3.90	1.25	to	1.65	2.07	to	3.41

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds Investment Company of America
	12/31/2009		389,392	$10.96	to	$10.73	$5,361,082	2.74%	1.25%	to	1.65%	25.63%	to	25.13%
	12/31/2008		415,673	8.73	to	8.58	4,576,037	2.42	1.25	to	1.65	(35.62)	to	(35.87)
	12/31/2007		469,452	13.55	to	13.37	8,084,621	1.86	1.25	to	1.65	4.50	to	4.08
	12/31/2006		426,419	12.84	to	17.46	7,104,442	2.24	1.25	to	1.65	14.01	to	14.46
	12/31/2005		387,941	11.26	to	15.26	5,814,525	2.25	1.25	to	1.65	5.46	to	6.95
BlackRock Basic Value
	12/31/2009		225,758	10.75	to	10.52	2,606,107	3.92	1.25	to	1.65	28.83	to	28.32
	12/31/2008		155,942	8.34	to	8.20	1,599,655	2.48	1.25	to	1.65	(37.45)	to	(37.70)
	12/31/2007		140,965	13.33	to	13.16	2,146,868	1.91	1.25	to	1.65	(0.34)	to	(0.74)
	12/31/2006		54,301	13.25	to	19.33	983,512	1.49	1.25	to	1.65	20.31	to	20.79
	12/31/2005		53,110	11.01	to	16.00	849,749	1.29	1.25	to	1.65	1.86	to	2.26
BlackRock Total Return
	12/31/2009		36,310	10.71	to	10.49	398,707	5.28	1.25	to	1.65	14.47	to	14.01
	12/31/2008		35,147	9.35	to	9.20	339,435	4.95	1.25	to	1.65	(12.69)	to	(13.04)
	12/31/2007	(1)	222,816	10.71	to	10.57	2,541,518	4.43	1.25	to	1.65	3.41	to	2.99
BlackRock High Income
	12/31/2009		—	10.16	to	10.05	—	—	1.25	to	1.65	55.25	to	54.63
	12/31/2008		—	6.55	to	6.50	—	—	1.25	to	1.65	(33.15)	to	(33.42)
	12/31/2007	(1)	—	9.79	to	9.76	—	—	1.25	to	1.65	(3.66)	to	(3.92)
BlackRock Fundamental Growth
	12/31/2009		255,031	11.44	to	11.20	2,973,822	0.57	1.25	to	1.65	34.85	to	34.32
	12/31/2008		291,459	8.48	to	8.34	2,594,995	—	1.25	to	1.65	(39.98)	to	(40.22)
	12/31/2007		220,936	14.12	to	13.94	3,201,691	—	1.25	to	1.65	18.40	to	17.93
	12/31/2006		52,148	11.82	to	14.53	724,955	—	1.25	to	1.65	1.99	to	2.40
	12/31/2005		39,766	11.58	to	14.19	564,105	0.69	1.25	to	1.65	7.21	to	7.64
BlackRock Global SmallCap
	12/31/2009		6,651	13.85	to	13.56	90,687	—	1.25	to	1.65	33.04	to	32.51
	12/31/2008		6,778	10.41	to	10.23	69,665	0.05	1.25	to	1.65	(38.56)	to	(38.80)
	12/31/2007		6,839	16.93	to	16.71	114,682	0.73	1.25	to	1.65	14.88	to	14.41
	12/31/2006		8,982	14.60	to	14.73	137,841	—	1.25	to	1.65	16.19	to	16.66
	12/31/2005		4,434	12.56	to	12.62	55,832	—	1.25	to	1.65	15.25	to	15.54
BlackRock International Index
	12/31/2009		7,066	12.40	to	12.15	85,866	2.50	1.25	to	1.65	26.41	to	25.91
	12/31/2008		7,145	9.81	to	9.65	68,945	2.18	1.25	to	1.65	(43.16)	to	(43.38)
	12/31/2007		7,211	17.25	to	17.03	122,839	2.31	1.25	to	1.65	8.62	to	8.19
	12/31/2006		9,631	15.73	to	15.87	151,719	4.66	1.25	to	1.65	23.65	to	24.15
	12/31/2005		—	12.72	to	12.78	—	—	1.25	to	1.65	15.13	to	15.41

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Small Cap Index
	12/31/2009		—	$10.55	to	$10.33	$—	—%	1.25%	to	1.65%	24.79%	to	24.30%
	12/31/2008		—	8.46	to	8.31	—	—	1.25	to	1.65	(35.04)	to	(35.30)
	12/31/2007		—	13.01	to	12.84	—	—	1.25	to	1.65	(3.39)	to	(3.78)
	12/31/2006		6,625	13.34	to	13.46	88,386	1.14	1.25	to	1.65	15.18	to	15.64
	12/31/2005		—	11.58	to	11.64	—	—	1.25	to	1.65	9.71	to	9.98
BlackRock Government Income
	12/31/2009		256,097	11.00	to	10.85	2,811,952	4.42	1.25	to	1.65	(1.26)	to	(1.65)
	12/31/2008		31,528	11.14	to	11.03	350,079	4.43	1.25	to	1.65	4.31	to	3.89
	12/31/2007		27,251	10.68	to	10.61	301,579	0.00	1.25	to	1.65	2.73	to	2.32
	12/31/2006	(1)	318,000	10.37	to	10.39	3,305,853	4.52	1.25	to	1.65	1.40	to	1.80
BlackRock International Value
	12/31/2009		8,179	7.77	to	7.68	62,909	2.38	1.25	to	1.65	26.82	to	26.31
	12/31/2008		8,070	6.12	to	6.08	49,117	1.44	1.25	to	1.65	(43.66)	to	(43.89)
	12/31/2007	(1)	7,262	10.86	to	10.83	78,674	2.98	1.25	to	1.65	3.23	to	2.96
BlackRock Global Allocation
	12/31/2009		416,490	14.79	to	14.49	7,810,897	2.24	1.25	to	1.65	20.13	to	19.66
	12/31/2008		351,645	12.31	to	12.11	5,323,456	3.97	1.25	to	1.65	(21.59)	to	(21.91)
	12/31/2007		451,739	15.70	to	15.49	9,042,525	3.05	1.25	to	1.65	15.19	to	14.73
	12/31/2006		339,076	13.50	to	20.76	5,959,194	1.98	1.25	to	1.65	14.00	to	14.45
	12/31/2005		366,758	11.83	to	18.14	6,510,109	1.97	1.25	to	1.65	8.48	to	8.91
BlackRock Global Growth
	12/31/2009		9,437	8.16	to	8.10	76,524	1.20	1.25	to	1.65	34.49	to	33.95
	12/31/2008	(1)	2,137	6.07	to	6.05	12,947	0.74	1.25	to	1.65	(42.05)	to	(42.20)
BlackRock S&P 500 Index
	12/31/2009		129,448	10.17	to	9.96	1,650,282	2.11	1.25	to	1.65	24.24	to	23.75
	12/31/2008		98,184	8.18	to	8.05	1,034,082	0.79	1.25	to	1.65	(38.12)	to	(38.37)
	12/31/2007		109,279	13.22	to	13.05	1,838,465	1.63	1.25	to	1.65	3.60	to	3.19
	12/31/2006		157,690	12.64	to	16.96	2,597,292	1.21	1.25	to	1.65	13.24	to	13.70
	12/31/2005		101,958	11.15	to	14.92	1,515,704	2.07	1.25	to	1.65	2.63	to	3.04
BlackRock Short-Term Bond
	12/31/2009		1,386	10.71	to	10.49	14,536	3.51	1.25	to	1.65	11.40	to	10.95
	12/31/2008		1,399	9.62	to	9.45	13,223	3.81	1.25	to	1.65	(8.33)	to	(8.70)
	12/31/2007		3,358	10.48	to	10.35	34,884	4.02	1.25	to	1.65	1.86	to	1.45
	12/31/2006		2,000	10.20	to	10.29	24,926	3.94	1.25	to	1.65	2.27	to	2.67
	12/31/2005		16,000	9.96	to	10.01	155,681	3.33	1.25	to	1.65	(0.02)	to	0.23

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Large Cap Core
	12/31/2009	21,657	$10.57	to	$10.35	$227,509	1.16%	1.25%	to	1.65%	18.97%	to	18.49%
	12/31/2008	21,646	8.89	to	8.74	191,410	—	1.25	to	1.65	(38.28)	to	(38.53)
	12/31/2007	25,257	14.39	to	14.21	362,413	—	1.25	to	1.65	3.50	to	3.08
	12/31/2006	19,262	13.77	to	13.90	272,173	—	1.25	to	1.65	10.90	to	11.34
	12/31/2005	11,351	12.41	to	12.48	141,542	—	1.25	to	1.65	11.40	to	11.67
BlackRock Large Cap Growth
	12/31/2009	225,544	11.10	to	10.87	2,468,709	0.26	1.25	to	1.65	29.32	to	28.81
	12/31/2008	13,920	8.58	to	8.44	117,582	—	1.25	to	1.65	(37.75)	to	(38.00)
	12/31/2007	25,318	13.78	to	13.60	344,500	—	1.25	to	1.65	6.65	to	6.22
	12/31/2006	24,504	12.80	to	12.91	316,840	—	1.25	to	1.65	4.69	to	5.11
	12/31/2005	2,247	12.22	to	12.28	27,523	—	1.25	to	1.65	10.80	to	11.07
BlackRock Large Cap Value
	12/31/2009	34,916	10.62	to	10.40	364,811	0.95	1.25	to	1.65	12.72	to	12.27
	12/31/2008	34,462	9.43	to	9.27	320,645	0.59	1.25	to	1.65	(36.53)	to	(36.79)
	12/31/2007	33,097	14.84	to	14.65	486,489	0.05	1.25	to	1.65	3.42	to	3.01
	12/31/2006	27,208	14.22	to	14.34	393,756	0.04	1.25	to	1.65	13.84	to	14.30
	12/31/2005	32,438	12.48	to	12.54	405,647	0.00	1.25	to	1.65	13.00	to	13.27
BlackRock Value Opportunities
	12/31/2009	101,261	9.43	to	9.24	1,434,159	0.13	1.25	to	1.65	26.05	to	25.55
	12/31/2008	110,047	7.48	to	7.36	1,251,135	—	1.25	to	1.65	(42.00)	to	(42.23)
	12/31/2007	117,406	12.90	to	12.73	2,321,412	—	1.25	to	1.65	(2.63)	to	(3.02)
	12/31/2006	141,459	13.12	to	21.11	2,892,688	—	1.25	to	1.65	10.23	to	10.67
	12/31/2005	126,808	11.90	to	19.08	2,417,219	—	1.25	to	1.65	7.96	to	8.39
Cohen & Steers Realty Income
	12/31/2009	6,831	10.22	to	10.01	68,692	3.78	1.25	to	1.65	35.72	to	35.18
	12/31/2008	8,039	7.53	to	7.40	59,765	3.28	1.25	to	1.65	(36.90)	to	(37.16)
	12/31/2007	70,290	11.93	to	11.77	830,979	4.20	1.25	to	1.65	(21.40)	to	(21.71)
	12/31/2006	64,400	15.03	to	15.17	968,486	4.72	1.25	to	1.65	27.73	to	28.24
	12/31/2005	19,818	11.76	to	11.82	233,489	7.40	1.25	to	1.65	5.27	to	5.53
Columbia Acorn USA
	12/31/2009	62,647	11.48	to	11.24	708,845	—	1.25	to	1.65	39.32	to	38.76
	12/31/2008	75,676	8.24	to	8.10	616,297	—	1.25	to	1.65	(40.16)	to	(40.40)
	12/31/2007	31,480	13.80	to	13.58	429,128	—	1.25	to	1.65	1.84	to	1.43
	12/31/2006	134,869	13.38	to	13.50	1,809,338	—	1.25	to	1.65	6.13	to	6.56
	12/31/2005	22,843	12.60	to	12.67	288,714	—	1.25	to	1.65	11.63	to	11.90

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Columbia Acorn International
	12/31/2009		8,171	$8.94	to	$8.84	$72,349	1.50%	1.25%	to	1.65%	48.53%	to	47.94%
	12/31/2008		8,643	6.02	to	5.98	51,715	0.18	1.25	to	1.65	(46.79)	to	(47.00)
	12/31/2007	(1)	6,861	11.31	to	11.27	77,336	0.19	1.25	to	1.65	6.02	to	5.74
Columbia Marsico Growth
	12/31/2009		10,543	8.49	to	8.36	88,645	0.59	1.25	to	1.65	27.47	to	26.97
	12/31/2008		392,955	6.66	to	6.58	2,598,446	0.04	1.25	to	1.65	(42.78)	to	(43.01)
	12/31/2007		342,543	11.63	to	11.55	3,966,466	0.08	1.25	to	1.65	12.50	to	12.05
	12/31/2006	(1)	9,000	10.30	to	10.33	90,309	—	1.25	to	1.65	2.01	to	2.28
Davis New York Venture
	12/31/2009		772,821	10.80	to	10.57	10,565,857	0.82	1.25	to	1.65	30.42	to	29.90
	12/31/2008		311,845	8.28	to	8.14	3,283,019	0.97	1.25	to	1.65	(40.81)	to	(41.04)
	12/31/2007		354,008	13.98	to	13.80	6,353,068	1.09	1.25	to	1.65	3.61	to	3.19
	12/31/2006		604,851	13.37	to	19.18	10,639,350	1.05	1.25	to	1.65	13.19	to	13.64
	12/31/2005		280,901	11.80	to	16.88	4,661,769	0.74	1.25	to	1.65	8.82	to	9.26
Delaware Trend
	12/31/2009		27,858	10.60	to	10.38	413,373	—	1.25	to	1.65	52.68	to	52.07
	12/31/2008		34,806	6.94	to	6.82	341,265	—	1.25	to	1.65	(47.94)	to	(48.15)
	12/31/2007		32,674	13.33	to	13.15	614,490	—	1.25	to	1.65	9.15	to	8.71
	12/31/2006		32,635	12.09	to	17.69	567,278	—	1.25	to	1.65	5.08	to	5.50
	12/31/2005		34,561	11.50	to	16.77	578,298	—	1.25	to	1.65	3.33	to	3.75
Dreyfus Appreciation
	12/31/2009		9,112	10.60	to	10.38	95,617	0.38	1.25	to	1.65	19.51	to	19.03
	12/31/2008		180,756	8.87	to	8.72	1,587,378	1.83	1.25	to	1.65	(33.25)	to	(33.51)
	12/31/2007		155,872	13.29	to	13.11	2,054,690	1.80	1.25	to	1.65	5.16	to	4.74
	12/31/2006		130,433	12.51	to	12.63	1,643,825	3.63	1.25	to	1.65	14.31	to	14.76
	12/31/2005		56,445	10.94	to	11.00	618,905	6.21	1.25	to	1.65	1.83	to	2.08
Eaton Vance Floating-Rate
	12/31/2009		—	10.87	to	10.64	—	8.39	1.25	to	1.65	44.38	to	43.80
	12/31/2008		—	7.53	to	7.40	—	5.16	1.25	to	1.65	(31.37)	to	(31.65)
	12/31/2007		912	10.96	to	10.82	9,862	7.27	1.25	to	1.65	0.40	to	—
	12/31/2006		120,663	10.81	to	10.91	1,306,499	6.42	1.25	to	1.65	4.50	to	4.92
	12/31/2005		28,743	10.34	to	10.39	297,798	5.07	1.25	to	1.65	2.23	to	2.48

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Eaton Vance Large-Cap Value
	12/31/2009	223,005	$8.09	to	$8.00	$1,791,435	1.24%	1.25%	to	1.65%	15.56%	to	15.10%
	12/31/2008	101,642	7.00	to	6.95	707,865	1.50	1.25	to	1.65	(35.32)	to	(35.58)
	12/31/2007 (1)	96,837	10.82	to	10.78	1,045,314	8.96	1.25	to	1.65	2.15	to	1.88
Federated Capital Appreciation
	12/31/2009	186,469	10.85	to	10.62	1,996,558	0.78	1.25	to	1.65	12.73	to	12.28
	12/31/2008	157,733	9.62	to	9.46	1,501,926	0.79	1.25	to	1.65	(29.87)	to	(30.15)
	12/31/2007	140,444	13.71	to	13.54	1,910,780	—	1.25	to	1.65	9.17	to	8.73
	12/31/2006	—	12.44	to	12.56	—	—	1.25	to	1.65	14.05	to	14.51
	12/31/2005	—	10.91	to	10.96	—	—	1.25	to	1.65	2.54	to	2.79
Federated Kaufmann
	12/31/2009	43,922	12.39	to	12.13	536,912	0.17	1.25	to	1.65	28.07	to	27.56
	12/31/2008	54,908	9.68	to	9.51	524,902	—	1.25	to	1.65	(42.97)	to	(43.19)
	12/31/2007	75,218	16.96	to	16.74	1,263,994	—	1.25	to	1.65	19.83	to	19.35
	12/31/2006	20,127	14.02	to	14.14	282,274	—	1.25	to	1.65	12.65	to	13.10
	12/31/2005	—	12.44	to	12.50	—	—	1.25	to	1.65	13.92	to	14.20
Fidelity Advisor Equity Growth
	12/31/2009	19,400	9.76	to	9.56	240,457	—	1.25	to	1.65	26.32	to	25.82
	12/31/2008	258,428	7.73	to	7.60	2,536,933	0.15	1.25	to	1.65	(47.64)	to	(47.85)
	12/31/2007	426,622	14.75	to	14.56	7,998,414	—	1.25	to	1.65	24.67	to	24.17
	12/31/2006	11,996	11.72	to	15.04	187,850	—	1.25	to	1.65	4.75	to	5.17
	12/31/2005	11,496	11.18	to	14.30	164,376	—	1.25	to	1.65	3.61	to	4.02
Fidelity Advisor Mid Cap
	12/31/2009	2,908	15.53	to	15.53	45,170	0.19	1.30	to	1.30	44.89	to	44.89
	12/31/2008	8,015	10.72	to	10.72	85,928	—	1.30	to	1.30	(52.96)	to	(52.96)
	12/31/2007	8,510	22.78	to	22.78	193,891	—	1.30	to	1.30	8.22	to	8.22
	12/31/2006	13,210	21.05	to	21.05	279,716	—	1.30	to	1.30	11.77	to	11.77
	12/31/2005	14,081	18.83	to	18.83	265,072	1.90	1.30	to	1.30	6.95	to	6.95
Fidelity Advisor Overseas
	12/31/2009	17,710	17.63	to	17.63	312,211	1.36	1.30	to	1.30	24.68	to	24.68
	12/31/2008	20,277	14.14	to	14.14	286,702	2.03	1.30	to	1.30	(43.79)	to	(43.79)
	12/31/2007	18,697	25.15	to	25.15	470,202	1.36	1.30	to	1.30	15.47	to	15.47
	12/31/2006	18,732	21.77	to	21.77	417,573	0.93	1.30	to	1.30	17.38	to	17.38
	12/31/2005	12,446	18.54	to	18.54	230,793	1.06	1.30	to	1.30	12.81	to	12.81

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Janus Forty
	12/31/2009		232,938	$10.51	to	$10.40	$2,432,516	—%	1.25%	to	1.65%	42.04%	to	41.47%
	12/31/2008		150,703	7.40	to	7.35	1,110,739	—	1.25	to	1.65	(44.61)	to	(44.83)
	12/31/2007	(1)	355,582	13.36	to	13.31	4,740,111	0.38	1.25	to	1.65	26.49	to	26.15
Janus Enterprise
	12/31/2009	(1)	28,122	12.73	to	12.71	357,665	—	1.25	to	1.65	41.01	to	40.44
JPMorgan Multi-Cap Market Neutral
	12/31/2009		11,865	9.82	to	9.67	115,354	—	1.25	to	1.65	(1.54)	to	(1.93)
	12/31/2008		4,458	9.97	to	9.86	44,420	0.50	1.25	to	1.65	(1.62)	to	(2.01)
	12/31/2007		3,748	10.13	to	10.06	21,744	0.11	1.25	to	1.65	(4.03)	to	(4.41)
	12/31/2006	(1)	101,000	10.52	to	10.55	1,059,573	6.63	1.25	to	1.65	1.75	to	1.96
JPMorgan Small Cap Growth
	12/31/2009		—	8.42	to	8.32	—	—	1.25	to	1.65	36.98	to	36.44
	12/31/2008		—	6.14	to	6.10	—	—	1.25	to	1.65	(44.00)	to	(44.22)
	12/31/2007	(1)	—	10.97	to	10.93	—	—	1.25	to	1.65	7.54	to	7.25
Lord Abbett Affiliated
	12/31/2009		2,209	9.81	to	9.61	21,480	0.39	1.25	to	1.65	17.91	to	17.44
	12/31/2008		66,739	8.32	to	8.18	549,518	1.70	1.25	to	1.65	(37.95)	to	(38.20)
	12/31/2007		82,363	13.41	to	13.23	1,095,311	1.28	1.25	to	1.65	2.32	to	1.91
	12/31/2006		75,718	12.98	to	13.10	981,221	1.87	1.25	to	1.65	15.63	to	16.09
	12/31/2005		1,604	11.22	to	11.27	18,055	2.62	1.25	to	1.65	5.71	to	5.97
Lord Abbett Bond-Debenture Fund
	12/31/2009		51,320	12.40	to	12.14	790,584	7.84	1.25	to	1.65	33.82	to	33.29
	12/31/2008		57,809	9.27	to	9.11	671,421	7.24	1.25	to	1.65	(21.30)	to	(21.61)
	12/31/2007		64,274	11.77	to	11.62	952,268	7.07	1.25	to	1.65	3.97	to	3.55
	12/31/2006		90,491	11.21	to	14.76	1,298,440	6.56	1.25	to	1.65	8.02	to	8.46
	12/31/2005		95,558	10.38	to	13.61	1,296,610	6.56	1.25	to	1.65	(0.15)	to	0.25

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Lord Abbett Mid-Cap Value
	12/31/2009	173,946	$9.93	to	$9.73	$2,361,599	0.62%	1.25%	to	1.65%	25.10%	to	24.60%
	12/31/2008	196,948	7.94	to	7.81	2,117,017	1.57	1.25	to	1.65	(40.22)	to	(40.46)
	12/31/2007	244,193	13.28	to	13.11	4,212,033	0.38	1.25	to	1.65	(0.76)	to	(1.16)
	12/31/2006	291,884	13.25	to	19.57	5,492,189	0.57	1.25	to	1.65	10.47	to	10.91
	12/31/2005	244,413	11.99	to	17.64	4,186,508	0.46	1.25	to	1.65	6.35	to	6.77
Ready Assets Prime Money Market
	12/31/2009	156,991	10.85	to	10.63	1,678,507	0.29	1.25	to	1.65	(1.01)	to	(1.40)
	12/31/2008	269,442	10.96	to	10.78	2,913,118	2.58	1.25	to	1.65	1.28	to	0.88
	12/31/2007	287,624	10.82	to	10.68	3,071,272	4.72	1.25	to	1.65	3.43	to	3.02
	12/31/2006	191,076	10.32	to	10.46	1,969,066	4.33	1.25	to	1.65	2.67	to	3.08
	12/31/2005	163,667	10.01	to	10.14	1,641,563	2.52	1.25	to	1.65	0.89	to	1.29
MFS® Core Growth
	12/31/2009	9,409	12.69	to	12.69	119,399	0.01	1.30	to	1.30	22.50	to	22.50
	12/31/2008	17,700	10.36	to	10.36	183,362	—	1.30	to	1.30	(37.41)	to	(37.41)
	12/31/2007	138,359	16.55	to	16.55	2,289,409	—	1.30	to	1.30	13.38	to	13.38
	12/31/2006	203,186	14.59	to	14.59	2,960,625	—	1.30	to	1.30	7.97	to	7.97
	12/31/2005	95,735	13.51	to	13.51	1,293,281	—	1.30	to	1.30	5.01	to	5.01
MFS® Research International
	12/31/2009	30,530	19.03	to	19.03	580,868	1.20	1.30	to	1.30	29.46	to	29.46
	12/31/2008	27,121	14.70	to	14.70	398,584	2.62	1.30	to	1.30	(43.44)	to	(43.44)
	12/31/2007	24,017	25.97	to	25.97	623,822	1.39	1.30	to	1.30	11.41	to	11.41
	12/31/2006	19,369	23.31	to	23.31	452,618	1.47	1.30	to	1.30	25.55	to	25.55
	12/31/2005	14,049	18.56	to	18.56	260,744	0.77	1.30	to	1.30	14.65	to	14.65
MFS® Mid Cap Growth
	12/31/2009	21,314	12.30	to	12.30	262,264	—	1.30	to	1.30	39.81	to	39.81
	12/31/2008	25,768	8.80	to	8.80	226,796	—	1.30	to	1.30	(51.77)	to	(51.77)
	12/31/2007	23,776	18.24	to	18.24	433,749	—	1.30	to	1.30	8.03	to	8.03
	12/31/2006	22,762	16.88	to	16.88	376,539	—	1.30	to	1.30	0.83	to	0.83
	12/31/2005	22,543	16.74	to	16.74	377,309	—	1.30	to	1.30	1.33	to	1.33
Oppenheimer Capital Appreciation
	12/31/2009	4,219	10.10	to	9.89	42,160	—	1.25	to	1.65	41.80	to	41.24
	12/31/2008	37,942	7.12	to	7.00	265,838	—	1.25	to	1.65	(46.60)	to	(46.81)
	12/31/2007	2,097	13.33	to	13.16	27,774	—	1.25	to	1.65	12.29	to	11.84
	12/31/2006	2,520	11.76	to	11.86	24,973	—	1.25	to	1.65	5.70	to	6.12
	12/31/2005	595	11.12	to	11.17	6,629	3.05	1.25	to	1.65	4.96	to	5.22

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Oppenheimer Global
	12/31/2009	25,344	$18.49	to	$18.49	$468,508	0.55%	1.30%	to	1.30%	37.41%	to	37.41%
	12/31/2008	13,124	13.45	to	13.45	176,562	1.09	1.30	to	1.30	(41.81)	to	(41.81)
	12/31/2007	20,527	23.11	to	23.11	474,430	0.98	1.30	to	1.30	4.56	to	4.56
	12/31/2006	34,973	22.10	to	22.10	778,955	0.46	1.30	to	1.30	15.83	to	15.83
	12/31/2005	14,277	19.07	to	19.07	272,281	0.83	1.30	to	1.30	12.33	to	12.33
Oppenheimer Main Street
	12/31/2009	19,004	10.17	to	9.96	229,267	0.75	1.25	to	1.65	27.17	to	26.66
	12/31/2008	24,590	8.00	to	7.87	239,089	1.16	1.25	to	1.65	(39.54)	to	(39.78)
	12/31/2007	26,128	13.23	to	13.06	413,353	0.91	1.25	to	1.65	2.85	to	2.43
	12/31/2006	29,804	12.74	to	16.46	479,978	0.97	1.25	to	1.65	12.98	to	13.43
	12/31/2005	29,245	11.27	to	14.51	412,876	1.75	1.25	to	1.65	3.96	to	4.38
Oppenheimer Main Street Small Cap
	12/31/2009	429	11.26	to	11.02	4,777	0.09	1.25	to	1.65	35.25	to	34.71
	12/31/2008	6,531	8.32	to	8.18	53,462	—	1.25	to	1.65	(39.09)	to	(39.33)
	12/31/2007	1,074	13.66	to	13.48	14,484	0.37	1.25	to	1.65	(2.83)	to	(3.22)
	12/31/2006	472	13.92	to	14.05	—	—	1.25	to	1.65	12.72	to	13.17
	12/31/2005	8,528	12.34	to	12.41	105,534	—	1.25	to	1.65	13.30	to	13.58
Oppenheimer Quest Opportunity Value
	12/31/2009	8,087	14.69	to	14.69	118,809	—	1.30	to	1.30	14.72	to	14.72
	12/31/2008	147,787	12.81	to	12.81	1,892,656	—	1.30	to	1.30	(21.34)	to	(21.34)
	12/31/2007	5,845	16.28	to	16.28	95,142	11.85	1.30	to	1.30	10.76	to	10.76
	12/31/2006	3,984	14.69	to	14.69	61,365	1.34	1.30	to	1.30	9.77	to	9.77
	12/31/2005	4,193	13.38	to	13.38	56,098	0.94	1.30	to	1.30	0.50	to	0.50
PIMCO CommodityRealReturn Strategy
	12/31/2009	82,701	10.21	to	9.99	833,827	6.44	1.25	to	1.65	37.77	to	37.22
	12/31/2008	105,154	7.41	to	7.28	771,010	5.08	1.25	to	1.65	(44.44)	to	(44.67)
	12/31/2007	137,235	13.33	to	13.16	1,814,940	6.16	1.25	to	1.65	21.57	to	21.08
	12/31/2006	101,263	10.86	to	10.96	1,101,598	3.27	1.25	to	1.65	(5.08)	to	(4.70)
	12/31/2005	20,778	11.44	to	11.49	238,022	52.42	1.25	to	1.65	16.12	to	16.40
PIMCO Low Duration
	12/31/2009	2,640	11.40	to	11.27	29,929	3.27	1.25	to	1.65	11.54	to	11.09
	12/31/2008	1,361	10.22	to	10.15	13,861	4.00	1.25	to	1.65	(2.96)	to	(3.35)
	12/31/2007 (1)	—	10.53	to	10.49	—	—	1.25	to	1.65	4.96	to	4.68

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
PIMCO Real Return
	12/31/2009		88,195	$12.04	to	$11.79	$1,048,541	3.28%	1.25%	to	1.65%	16.98%	to	16.52%
	12/31/2008		162,094	10.29	to	10.12	1,651,316	3.41	1.25	to	1.65	(8.08)	to	(8.44)
	12/31/2007		157,003	11.19	to	11.05	1,743,602	3.89	1.25	to	1.65	9.67	to	9.23
	12/31/2006		25,185	10.11	to	10.20	250,797	3.27	1.25	to	1.65	(1.83)	to	(1.44)
	12/31/2005		2,544	10.29	to	10.34	26,320	7.39	1.25	to	1.65	(0.53)	to	(0.29)
PIMCO Total Return
	12/31/2009		1,049,732	12.91	to	12.64	14,010,041	5.28	1.25	to	1.65	11.96	to	11.51
	12/31/2008		1,412,517	11.53	to	11.34	16,940,870	4.67	1.25	to	1.65	2.98	to	2.57
	12/31/2007		1,091,765	11.19	to	11.05	12,729,557	4.60	1.25	to	1.65	7.18	to	6.75
	12/31/2006		999,198	10.34	to	11.38	10,994,807	4.30	1.25	to	1.65	1.78	to	2.18
	12/31/2005		410,799	10.16	to	11.14	4,463,027	3.13	1.25	to	1.65	0.69	to	1.09
Pioneer Emerging Markets
	12/31/2009		72,367	11.61	to	11.43	832,205	0.23	1.25	to	1.65	71.41	to	70.73
	12/31/2008		30,163	6.77	to	6.70	202,820	0.76	1.25	to	1.65	(59.56)	to	(59.72)
	12/31/2007		22,749	16.74	to	16.62	378,904	—	1.25	to	1.65	40.13	to	39.56
	12/31/2006	(1)	15,000	11.90	to	11.94	184,647	0.92	1.25	to	1.65	7.88	to	8.17
Pioneer
	12/31/2009		—	10.86	to	10.63	—	—	1.25	to	1.65	22.70	to	22.21
	12/31/2008		—	8.85	to	8.70	—	—	1.25	to	1.65	(35.23)	to	(35.49)
	12/31/2007		2,211	13.66	to	13.48	30,026	0.75	1.25	to	1.65	3.34	to	2.93
	12/31/2006		224,494	13.09	to	13.21	2,952,790	1.00	1.25	to	1.65	14.43	to	14.89
	12/31/2005		39,257	11.43	to	11.49	449,756	1.14	1.25	to	1.65	6.49	to	6.75
Pioneer High Yield
	12/31/2009		40,886	11.98	to	11.73	482,490	6.47	1.25	to	1.65	60.21	to	59.57
	12/31/2008		15,721	7.48	to	7.35	115,970	6.49	1.25	to	1.65	(37.87)	to	(38.11)
	12/31/2007		12,555	12.03	to	11.88	149,333	4.59	1.25	to	1.65	5.55	to	5.13
	12/31/2006		14,841	11.29	to	11.39	163,202	4.78	1.25	to	1.65	8.76	to	9.19
	12/31/2005		4,593	10.38	to	10.43	47,707	5.41	1.25	to	1.65	6.10	to	6.36
Pioneer Real Estate Shares
	12/31/2009		41,881	8.14	to	8.08	339,570	3.75	1.25	to	1.65	28.54	to	28.02
	12/31/2008	(1)	40,880	6.34	to	6.31	258,468	4.20	1.25	to	1.65	(45.31)	to	(45.46)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Pioneer Growth Opportunities
	12/31/2009	(1)	3,967	$11.33	to	$11.32	$44,893	—%	1.25%	to	1.65%	41.24%	to	40.68%
The Putnam Fund for Growth and Income
	12/31/2009		4,416	12.67	to	12.67	55,928	1.32	1.30	to	1.30	27.73	to	27.73
	12/31/2008		3,866	9.92	to	9.92	38,332	1.92	1.30	to	1.30	(39.66)	to	(39.66)
	12/31/2007		4,345	16.43	to	16.43	71,383	1.34	1.30	to	1.30	(7.41)	to	(7.41)
	12/31/2006		5,738	17.74	to	17.74	104,614	1.06	1.30	to	1.30	14.30	to	14.30
	12/31/2005		6,160	15.51	to	15.51	95,570	1.34	1.30	to	1.30	3.76	to	3.76
Putnam International Equity
	12/31/2009		18,102	15.64	to	15.64	283,042	2.57	1.30	to	1.30	23.65	to	23.65
	12/31/2008		19,756	12.65	to	12.65	249,826	—	1.30	to	1.30	(45.57)	to	(45.57)
	12/31/2007		16,608	23.23	to	23.23	385,751	2.65	1.30	to	1.30	6.96	to	6.96
	12/31/2006		12,171	21.71	to	21.71	273,244	2.23	1.30	to	1.30	26.55	to	26.55
	12/31/2005		13,417	17.15	to	17.15	230,073	2.10	1.30	to	1.30	11.09	to	11.09
Putnam Voyager
	12/31/2009		27,548	14.72	to	14.72	405,462	1.99	1.30	to	1.30	61.86	to	61.86
	12/31/2008		289	9.09	to	9.09	2,625	—	1.30	to	1.30	(37.82)	to	(37.82)
	12/31/2007		242	14.62	to	14.62	3,532	—	1.30	to	1.30	3.90	to	3.90
	12/31/2006		31,536	14.07	to	14.07	444,370	—	1.30	to	1.30	3.84	to	3.84
	12/31/2005		73,056	13.54	to	13.54	989,266	0.76	1.30	to	1.30	4.11	to	4.11
Seligman Capital
	12/31/2009		—	8.36	to	8.26	—	—	1.25	to	1.65	47.95	to	47.37
	12/31/2008		—	5.65	to	5.61	—	—	1.25	to	1.65	(49.11)	to	(49.32)
	12/31/2007	(1)	—	11.09	to	11.06	—	—	1.25	to	1.65	4.97	to	4.69
Seligman Smaller-Cap Value
	12/31/2009		11,897	17.89	to	17.89	212,795	—	1.30	to	1.30	34.64	to	34.64
	12/31/2008		13,451	13.28	to	13.28	178,697	—	1.30	to	1.30	(41.97)	to	(41.97)
	12/31/2007		14,076	22.89	to	22.89	322,150	—	1.30	to	1.30	4.85	to	4.85
	12/31/2006		31,852	21.82	to	21.82	699,607	—	1.30	to	1.30	19.78	to	19.78
	12/31/2005		15,208	18.21	to	18.21	276,974	—	1.30	to	1.30	(4.36)	to	(4.36)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Templeton Foreign
	12/31/2009		152,974	$13.41	to	$13.14	$2,561,808	1.62%	1.25%	to	1.65%	47.87%	to	47.29%
	12/31/2008		153,525	9.07	to	8.92	1,758,440	3.41	1.25	to	1.65	(46.79)	to	(47.00)
	12/31/2007		151,985	17.04	to	16.82	3,209,511	1.77	1.25	to	1.65	15.72	to	15.26
	12/31/2006		150,278	14.59	to	20.36	2,819,696	2.28	1.25	to	1.65	17.92	to	18.39
	12/31/2005		131,090	12.36	to	17.19	2,183,261	1.60	1.25	to	1.65	8.77	to	9.21
Templeton Growth
	12/31/2009		15,779	10.47	to	10.25	233,067	1.79	1.25	to	1.65	29.19	to	28.67
	12/31/2008		17,462	8.10	to	7.96	198,029	1.93	1.25	to	1.65	(44.20)	to	(44.43)
	12/31/2007		27,163	14.51	to	14.33	557,394	1.23	1.25	to	1.65	0.86	to	0.45
	12/31/2006		22,330	14.25	to	20.70	451,080	1.66	1.25	to	1.65	19.76	to	20.24
	12/31/2005		40,926	11.90	to	17.21	604,673	1.20	1.25	to	1.65	6.33	to	6.75
Transamerica Equity
	12/31/2009		—	7.94	to	7.89	—	—	1.25	to	1.65	27.67	to	27.16
	12/31/2008	(1)	—	6.22	to	6.20	—	—	1.25	to	1.65	(42.64)		(42.79)
Transamerica Growth Opportunities
	12/31/2009		—	9.00	to	8.94	—	—	1.25	to	1.65	33.45	to	32.91
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.65	(36.70)	to	(36.87)
Transamerica Small/Mid Cap Value
	12/31/2009		965	8.91	to	8.85	8,567	—	1.25	to	1.65	40.80	to	40.24
	12/31/2008	(1)	—	6.33	to	6.31	—	4.21	1.25	to	1.65	(39.10)	to	(39.27)
Transamerica Flexible Income RTL
	12/31/2009	(1)	17,466	1.02	to	1.02	17,762	1.38	1.25	to	1.65	1.72	to	1.67
Van Kampen Comstock
	12/31/2009		71,197	10.09	to	9.88	1,068,629	1.49	1.25	to	1.65	27.84	to	27.33
	12/31/2008		63,341	7.89	to	7.76	736,866	2.10	1.25	to	1.65	(36.72)	to	(36.98)
	12/31/2007		72,042	12.47	to	12.30	1,333,825	—	1.25	to	1.65	(3.17)	to	(3.56)
	12/31/2006		159,388	12.75	to	19.99	3,162,415	2.09	1.25	to	1.65	14.11	to	14.57
	12/31/2005		153,281	11.17	to	17.45	2,393,623	1.86	1.25	to	1.65	2.44	to	2.85
Van Kampen Equity and Income
	12/31/2009		46,322	15.32	to	15.32	709,709	2.16	1.30	to	1.30	21.92	to	21.92
	12/31/2008		40,808	12.57	to	12.57	512,840	2.76	1.30	to	1.30	(25.78)	to	(25.78)
	12/31/2007		354,295	16.93	to	16.93	5,997,366	—	1.30	to	1.30	1.89	to	1.89
	12/31/2006		66,502	16.61	to	16.61	1,110,480	2.26	1.30	to	1.30	11.05	to	11.05
	12/31/2005		106,360	14.95	to	14.95	1,590,263	2.06	1.30	to	1.30	6.39	to	6.39
Van Kampen Mid Cap Growth
	12/31/2009		27,693	9.53	to	9.53	263,862	—	1.30	to	1.30	57.25	to	57.25
	12/31/2008	(1)	39,810	6.06	to	6.06	241,215	—	1.30	to	1.30	(49.09)	to	(49.09)

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 2009 through 2007 unit value and total return ranges have been computed based on the related lowest and highest level of expense ratios. The disclosed unit value and total returns respectively relate to the lowest and highest expense ratio. The 2006 through 2005 unit value and total return ranges have been computed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges
An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLNY’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.25% to 1.65%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.
A contract charge is deducted each year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than the amount specified below by product. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

Product	Contract Charge	Minimum Contract Value
IRA Series	$50	$50,000
IRA Annuity	$40	$50,000
6. Income Taxes
Operations of the Mutual Fund Account form a part of MLNY, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLNY for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLNY. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLNY, as long as earnings are credited under the variable life insurance contracts.
7. Dividend Distributions
Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

ML Life Insurance Company of New York
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2009
8. Fair Value Measurements and Fair Value Hierarchy
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm
The Board of Directors
ML Life Insurance Company of New York
We have audited the accompanying balance sheets of ML Life Insurance Company of New York as of December 31, 2009 and 2008, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ML Life Insurance Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the financial statements, in response to new accounting standards, the Company changed its method of accounting for other-than-temporary impairments effective April 1, 2009.

/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2010

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2009 — $110,939; 2008 — $127,986)	$113,927	$115,834
Equity available-for-sale securities, at estimated fair value (cost: 2009 — $80; 2008 — $257)	57	163
Policy loans	63,045	67,387

Total investments	177,029	183,384

Cash and cash equivalents	49,423	29,973
Accrued investment income	2,706	3,158
Deferred policy acquisition costs	360	373
Deferred sales inducements	130	165
Value of business acquired	30,982	41,525
Goodwill	500	500
Federal income taxes — current	—	1,443
Federal income taxes — deferred	—	5,183
Reinsurance receivables	1,782	680
Receivable for investments sold — net	65	—
Other assets	2,624	5,018
Separate Accounts assets	644,149	598,438

Total Assets	$909,750	$869,840

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$125,329	$135,062
Future policy benefits	18,486	19,872
Claims and claims settlement expenses	1,918	2,096

	145,733	157,030

Other policyholder funds	157	204
Federal income taxes — current	368	—
Federal income taxes — deferred	618	—
Affiliated payables — net	235	49
Other liabilities	932	827
Separate Accounts liabilities	644,149	598,438

Total Liabilities	792,192	756,548

Stockholder’s Equity
Common stock ( $10 par value; 220,000 shares authorized, issued and outstanding)	2,200	2,200
Additional paid-in capital	128,638	128,638
Accumulated other comprehensive income (loss), net of taxes	2,050	(8,333)
Retained deficit	(15,330)	(9,213)

Total Stockholder’s Equity	117,558	113,292

Total Liabilities and Stockholder’s Equity	$909,750	$869,840

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Revenues
Policy charge revenue	$14,774	$18,531	$20,782
Net investment income	9,900	11,066	11,246
Net realized investment gains (losses)
Total other-than-temporary impairment losses on securities	(909)	(520)	—
Portion of loss recognized in other comprehensive income	—	—	—

Net other-than-temporary impairment losses on securities recognized in income	(909)	(520)	—
Realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(2,054)	1,302	1,141

Net realized investment gains (losses)	(2,963)	782	1,141

Total Revenues	21,711	30,379	33,169

Benefits and Expenses
Interest credited to policyholder liabilities	6,597	6,180	7,643
Policy benefits (net of reinsurance recoveries: 2009 — $61; 2008 — $496; 2007 — $1,846)	3,278	2,625	2,069
Reinsurance premium ceded	383	1,404	1,872
Amortization of deferred policy acquisition costs	117	31	2,184
Amortization and impairment of value of business acquired	10,800	9,025	—
Amortization of other intangibles	—	368	—
Impairment charges	—	9,879	—
Insurance expenses and taxes	5,980	5,544	3,942

Total Benefits and Expenses	27,155	35,056	17,710

Income (Loss) Before Taxes	(5,444)	(4,677)	15,459

Federal Income Tax Expense (Benefit)
Current	561	—	3,786
Deferred	176	(2,464)	1,062

Federal Income Tax Expense (Benefit)	737	(2,464)	4,848

Net Income (Loss)	$(6,181)	$(2,213)	$10,611

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Net Income (Loss)	$(6,181)	$(2,213)	$10,611

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	12,600	(12,246)	499
Reclassification adjustment for (gains) losses included in net income	2,629	—	(2)

	15,229	(12,246)	497

Net unrealized other-than-temporary impairment gains (losses) on securities
Net unrealized other-than-temporary impairment gains arising during the period	79	—	—
Reclassification adjustment for other-than-temporary impairment gains included in net income	(33)	—	—

	46	—	—

Adjustments
Policyholder liabilities	333	(83)	(20)
Deferred policy acquisition costs	38	(38)	—
Value of business acquired	392	(454)	—
Deferred federal income taxes	(5,591)	4,488	(167)

	(4,828)	3,913	(187)

Total other comprehensive income (loss), net of taxes	10,447	(8,333)	310

Comprehensive Income (Loss)	$4,266	$(10,546)	$10,921

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Common Stock	$2,200	$2,200	$2,200

Additional Paid-in Capital
Balance at beginning of year	$128,638	$128,638	$52,310
Effect of push down accounting of AEGON USA, LLC’s purchase price on ML Life Insurance Company of New York’s net assets acquired	—	—	76,328

Balance at end of year	$128,638	$128,638	$128,638

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$(8,333)	$—	$(753)
Total other comprehensive income (loss), net of taxes	10,447	(8,333)	310
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	(64)	—	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on ML Life Insurance Company of New York’s net assets acquired	—	—	443

Balance at end of year	$2,050	$(8,333)	$—

Retained Earnings (Deficit)
Balance at beginning of year	$(9,213)	$—	$34,009
Net income (loss)	(6,181)	(2,213)	10,611
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	64	—	—
Cash dividend paid to AEGON USA, LLC	—	(7,000)	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(5,453)
Effect of push down accounting of AEGON USA, LLC’s purchase price on ML Life Insurance Company of New York’s net assets acquired	—	—	(39,167)

Balance at end of year	$(15,330)	$(9,213)	$—

Total Stockholder’s Equity	$117,558	$113,292	$130,838

See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(6,181)	$(2,213)	$10,611
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	51	(411)	433
Deferred sales inducements	35	(165)	(557)
Value of business acquired	10,800	9,025	—
Other intangibles	—	368	—
Benefit reserves	(598)	(1,290)	(592)
Federal income tax accruals	1,986	(3,178)	1,062
Claims and claims settlement expenses	(178)	(2,522)	(3,883)
Other policyholder funds	(47)	(785)	310
Other operating assets and liabilities, net	1,968	1,091	(2,559)
Amortization (accretion) of investments	(188)	(64)	238
Impairment charges	—	9,879	—
Interest credited to policyholder liabilities	6,597	6,180	7,643
Net realized investment (gains) losses	2,963	(782)	(1,141)

Net cash and cash equivalents provided by operating activities	17,208	15,133	11,565

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities	28,544	32,068	12,210
Maturities of available-for-sale securities	12,358	36,215	41,362
Purchases of available-for-sale securities	(24,370)	(95,749)	(19,808)
Net settlements on futures contracts	(1,849)	1,273	—
Policy loans on insurance contracts, net	4,342	1,778	3,614

Net cash and cash equivalents provided by (used in) investing activities	19,025	(24,415)	37,378

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	2,907	9,090	32,544
Policyholder withdrawals	(19,690)	(23,241)	(51,580)
Cash dividend paid to AEGON USA, LLC	—	(7,000)	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(5,453)

Net cash and cash equivalents used in financing activities	(16,783)	(21,151)	(24,489)

Net increase (decrease) in cash and cash equivalents (1)	19,450	(30,433)	24,454
Cash and cash equivalents, beginning of year	29,973	60,406	35,952

Cash and cash equivalents, end of year	$49,423	$29,973	$60,406

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2009 — $0; 2008 — $6; 2007 — $0); interest paid (2009 — $1; 2008 — $9; 2007 — $74); federal income taxes paid (2009 — $100; 2008 — $1,443; 2007 — $5,686); and federal income taxes received (2009 — $1,350; 2008 — $729; 2007 — $0)
See Notes to Financial Statements

ML LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Basis of Presentation
ML Life Insurance Company of New York (“MLLICNY” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLICNY and its affiliate, Merrill Lynch Life Insurance Company (“MLLIC”) were acquired by AUSA for $0.13 billion and $1.12 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLICNY was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”).
The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of New York and is currently licensed to sell insurance and annuities in nine states. During 2009, the Company, in addition to no longer issuing life insurance products, is no longer issuing variable annuity and market value adjusted annuity products.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLICNY and its affiliate MLLIC. In accordance with GAAP guidance, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the guidance, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2009 and 2008 amounts are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, other intangibles, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments
Fixed maturity and equity securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. The Company’s valuation policy dictates that publicly available prices are initially sought from several third party pricing services. In the event that pricing is not available from these services, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Changes in the fair value of fixed maturity and equity securities are reported as a component of accumulated other comprehensive income (loss), net of taxes, on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.
Other-than-temporary impairments (“OTTI”)
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
During the second quarter 2009, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance for the recognition and presentation of OTTI. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities.
For equity securities, once management determines a decline in the value of an available-for-sale security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.
For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DAC asset. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances.

Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DSI asset. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance at December 31, 2008. Prior to December 31, 2008, the tradename and the non-compete agreements were amortized on a straight-line basis over their useful life of five years. The distribution intangible was amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which was thirty years. The entire asset amount had been allocated to annuities. See Note 5 to the Financial Statements for further discussion.
Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008. See Note 5 to the Financial Statements for further discussion.

Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with New York State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2009	2008
Interest-sensitive life products	4.00%	4.00%
Interest-sensitive deferred annuities	3.00% - 6.80%	3.00% - 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	2009	2008
Interest rates used for liabilities	2.55% - 5.75%	2.55% - 5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Subsequent Events
The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.
Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.
Recent Accounting Guidance
Current Adoption of Recent Accounting Guidance
On July 1, 2009, the FASB Accounting Standards CodificationTM (“Codification”) was launched as the single source of authoritative nongovernmental GAAP. Accounting guidance promulgated by the FASB is communicated through an Accounting Standards Update (“ASU”). An ASU provides the reason for the update and details the amendments to the Codification. Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure).
Accounting Standards Codification (“ASC”) 105, Generally Accepted Accounting Principles
The Company adopted guidance that establishes the Codification as the source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities as of the period ended September 30, 2009. All guidance contained in the Codification carries an equal level of authority. The adoption required updates to the Company’s financial statement disclosures, but did not have a material impact on the Company’s results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
ASC 320, Investments —Debt and Equity Securities
The Company adopted guidance that makes OTTI guidance for debt securities more operational and improves the presentation and disclosure of OTTI on debt and equity securities in the financial statements as of the period ended June 30, 2009. The guidance requires an entity to evaluate whether an impairment is other-than-temporary if the value of a debt security is less than its amortized cost basis at the balance sheet date.

An OTTI is considered to have occurred if an entity: a) intends to sell the debt security, b) more likely than not will be required to sell the security before recovery of its amortized cost basis, or c) does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists), even if it does not intend to sell the security. In determining whether a credit loss exists, an entity should use its best estimate of the present value of cash flows expected to be collected from the debt security. The guidance provides a list of factors to be considered when estimating whether a credit loss exists and the period over which the debt security is expected to recover. If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. A cumulative effect adjustment is required to the opening balance of retained earnings (net of related tax and VOBA effects) in the period of adoption with a corresponding adjustment to accumulated OCI to reclassify the non credit component of previously recognized OTTI on debt securities held at that date, provided the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost. Only the credit portion of OTTI will be accreted into income. The adoption resulted in a net increase to retained earnings and decrease to accumulated other comprehensive income (loss) of $64. See Note 4 to the Financial Statements for additional disclosures. This guidance was formerly known as FASB Staff Position (“FSP”) No. FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments.
ASC 820, Fair Value Measurements and Disclosures
•	The Company adopted guidance on measuring the fair value of certain alternative investments (i.e., investments in hedge funds, private equity funds, venture capital funds, offshore fund vehicles, funds of funds, and real estate funds) as of the period ended December 31, 2009 (ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)). The guidance applies to investments in entities where the fair value of the instrument is not readily determinable and the investment is in an entity that has all of the attributes of an investment company (as specified in ASC 946-10-15-2). If an investment is in scope, it permits, as a practical expedient, a reporting entity to use the investment’s net asset value (“NAV”) to estimate its fair value, provided that the NAV is calculated as of the reporting entity’s measurement date. The guidance prohibits the use of the NAV in estimating fair value when it is probable that an entity will sell the investment (or a portion thereof) at a price other than NAV. The guidance also requires enhanced disclosures by major category of investments about the nature and risks of investments within its scope. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance, as of the period ended December 31, 2009, which clarified that when a quoted price in an active market for an identical liability is not available, an entity should measure fair value using one of the following approaches that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs: a) a valuation technique that uses the quoted price of the identical liability when traded as an asset; b) a valuation technique that uses quoted prices for similar liabilities or similar liabilities when traded as assets; or c) another valuation technique that is consistent with fair value measurement guidance (e.g., income approach or a market approach) (ASU 2009-05, Measuring Liabilities at Fair Value). The guidance also clarifies that an entity should not make a separate adjustment for restrictions on the transfer of a liability in estimating the liability’s fair value. The guidance also specifies that when measuring the fair value of a liability using the price of the liability when traded as an asset, the price should be adjusted for factors specific to the asset that are not applicable to the fair value measurement of the liability. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly as of the period ended June 30, 2009. The guidance provides a list of factors that an entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared to normal market activity for that asset or liability. The guidance also requires interim disclosures of the inputs and valuation techniques used to measure fair value and disclosure of any changes to those inputs and valuation techniques during the period. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. Upon adoption, this guidance superseded previous guidance formerly known as FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active.

•	The Company adopted guidance requiring disclosures about fair value of financial instruments in interim reporting periods as well as annual periods as of the period ended June 30, 2009. The guidance requires an entity to disclose the methods and significant assumptions used to estimate fair value of financial instruments and to describe changes, if any, to those methods and assumptions during the period.

The adoption affected disclosures but did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 107-1 and Accounting Principles Board Opinion No. 28-1, Interim Disclosures about Fair Value of Financial Instruments.

•	On January 1, 2008, the Company adopted guidance providing a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. The guidance permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities.

•	On January 1, 2008, the Company adopted guidance that defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 157, Fair Value Measurements.
ASC 855, Subsequent Events
The Company adopted guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued as of the period ended June 30, 2009. The guidance required the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 165, Subsequent Events.
In February 2010, the FASB issued revisions to the subsequent events guidance to eliminate the requirement for entities that file or furnish financial statements to the SEC to disclose the date through which subsequent events have been evaluated. However, the amended guidance retains the requirement that such an entity must evaluate subsequent events through the date on which the financial statements are issued. The amendments were effective upon issuance and the adoption did not impact the Company’s results of operations or financial position.
ASC 325-40, Investments—Other; Beneficial Interests in Securitized Financial Assets
The Company adopted guidance that amends impairment and related interest income measurement guidance to achieve more consistent determination of whether an OTTI has occurred for debt securities classified as available-for-sale or held-to-maturity as of the period ended December 31, 2008. The guidance permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previous guidance required the use of market participant assumptions which could not be overcome by management judgment. The guidance also retains and emphasizes the objective of an OTTI assessment and the related disclosure requirements included in guidance on debt and equity securities in ASC 320. The adoption had no material impact on the Company’s financial statements. This guidance was formerly known as FSP No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20.
ASC 815, Derivatives and Hedging
•	On January 1, 2009, the Company adopted guidance that amends and expands the disclosure requirements related to derivative instruments and hedging activities to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.

•	The Company adopted guidance requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments as of the period ended December 31, 2008. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 133-1 and FASB Interpretation No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.

ASC 805, Business Combinations
On January 1, 2009, the Company adopted guidance that establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. The adoption did not have a material impact on the results of operation or financial position. This guidance was formerly known as SFAS No. 141 (revised 2007), Business Combinations.
ASC 350, Intangibles—Goodwill and Other
On January 1, 2009, the Company adopted guidance that amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The guidance requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets.
Future Adoption of Recent Accounting Guidance
ASC 820, Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which includes new disclosures and clarifications of existing disclosures about fair value measurements. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarifies the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2009. The Company will adopt the guidance on January 1, 2010, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The ASU also requires separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. This disclosure requirement is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. The Company will adopt the guidance on January 1, 2011, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
Note 2. 2008 Initial Purchase Price Allocation Adjustments
On December 28, 2007, the Company and its affiliate, MLLIC, were acquired by AUSA for $0.13 billion and $1.12 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.

The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$44,024	$6,829	$50,853
Goodwill	6,882	(3,286)	3,596
Other intangibles	8,330	(1,180)	7,150
Federal income taxes — current	836	(107)	729
Reinsurance receivable	925	26	951
Other assets	5,200	50	5,250

Policyholder account balances	140,782	4,129	144,911
Future policy benefits	22,764	(3,566)	19,198
Federal income taxes — deferred	—	1,769	1,769

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
During the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance and the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$3,134	$108,577	$2,216	$113,927
Equity securities (a)	—	57	—	57
Cash equivalents (b)	—	47,114	—	47,114
Separate Accounts assets (c)	644,149	—	—	644,149

Total assets	$647,283	$155,748	$2,216	$805,247

Liabilities
Future policy benefits
(embedded derivatives only) (d)	$—	$—	$(4,482)	$(4,482)

Total liabilities	$—	$—	$(4,482)	$(4,482)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$2,316	$108,410	$5,108	$115,834
Equity securities (a)	—	163	—	163
Cash equivalents (b)	—	33,253	—	33,253
Separate Accounts assets (c)	598,438	—	—	598,438

Total assets	$600,754	$141,826	$5,108	$747,688

Liabilities
Future policy benefits (embedded derivatives only) (d)	$—	$—	$(3,179)	$(3,179)

Total liabilities	$—	$—	$(3,179)	$(3,179)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury and U.S. Government Agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Level 2 securities include fixed maturity securities and preferred stock for which the Company utilized pricing services and corroborated broker quotes. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.

(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(d)	The Company issued contracts containing guaranteed minimum withdrawal benefits riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.
The Company’s Level 3 assets consist of securities whose fair value is estimated based on non-binding broker quotes. The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2009 and 2008:

Fixed maturity securities	December 31, 2009	December 31, 2008
Balance at beginning of year (a)	$5,108	$1,244

Total change in unrealized gains (losses) (b)	(125)	(1,166)
Purchases	—	3,002
Sales	(432)	—
Transfers into Level 3	2,768	2,007
Transfers out of Level 3	(5,108)	—
Changes in valuation (c)	5	21

Balance at end of year (a)	$2,216	$5,108

(a)	Recorded as a component of fixed maturity available-for-sale securities in the Balance Sheets.

(b)	Recorded as a component of other comprehensive income (loss).

(c)	Recorded as a component of net investment income in the Statements of Income.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 securities from 2008 to 2009 is primarily due to securities being vendor priced (Level 2) at December 31, 2009 and an increase in market activity.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors).
For equity volatility, the Company uses a term structure with market based implied volatility inputs for the first five years. Correlations of market returns across underlying indices are based on actual observed market returns and their inter-relationships over a number of years preceding the valuation date. The volume of observable option trading from which volatilities are implied diminishes markedly after five years; and therefore, the Company uses a volatility curve which grades from actual implied volatilities for five years to a long-term forward rate assumptions of 25% in 2009 and 2008. The December 31, 2009 volatility assumption for the S&P 500 index in year 20 is approximately 25.3% expressed at spot rate. Assumptions on policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data. The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
		GMIB		GMIB
	GMWB	Reinsurance	GMWB	Reinsurance
Balance at beginning of period (b)	$4,270	$(7,449)	$595	$(395)

Purchase price adjustment	—	—	(267)	(1,078)
Changes in valuation (a)	(3,007)	1,704	3,942	(5,976)

Balance at end of period (b)	$1,263	$(5,745)	$4,270	$(7,449)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.
During 2009 and 2008, change in valuation is principally being driven by the volatile equity market environment.
Note 4. Investments
Fixed Maturity and Equity Securities
The Company adopted revised guidance for the recognition and presentation of OTTI as of the period ended June 30, 2009. The prior requirement for management to assert that it has the intent and ability to hold an impaired debt security until recovery was replaced with the requirement that management assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.
As permitted by the guidance, the Company recorded an increase of $64 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired available-for-sale securities held as of April 1, 2009.
The following summarizes the components for this cumulative effect adjustment:

		Net
	Unrealized	Unrealized	Total
	OTTI	Loss on	Cumulative
	on Available-	Available-	Effect
	For-Sale	For-Sale	Adjustment
	Securities	Securities	in OCI
Increase in amortized cost of available-for-sale securities	$70	$131	$201
Change in VOBA	—	(102)	(102)
Income tax	(24)	(11)	(35)

Net cumulative effect adjustment	$46	$18	$64

The cumulative effect adjustment was calculated for all available-for-sale securities held as of April 1, 2009, for which an OTTI was previously recognized, but as of April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of April 1, 2009, to the amortized cost basis of the available-for-sale securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective available-for-sale security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on available-for-sale securities, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.
The following table summarizes the increase to the amortized cost of the available-for-sale securities as of April 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Fixed maturity securities
Corporate securities	$200
Government and government agencies — United States	1
Total fixed maturity securities	$201
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31, 2009 and 2008 were:

	December 31, 2009
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities
Corporate securities	$62,214	$3,609	$(339)	$—	$65,484
Asset-backed securities	7,179	240	(205)	—	7,214
Commercial mortgage-backed securities	25,788	363	(623)	—	25,528
Residential mortgage-backed securities	9,024	331	(240)	—	9,115
Government and government agencies
United States	3,194	1	(61)	—	3,134
Foreign	3,540	92	(180)	—	3,452

Total fixed maturity securities	$110,939	$4,636	$(1,648)	$—	$113,927

Equity securities — preferred stocks
Banking securities	$80	$—	$(23)	$—	$57

Total equity securities	$80	$—	$(23)	$—	$57

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities
Corporate securities	$78,355	$642	$(6,632)	$—	$72,365
Asset-backed securities	7,571	19	(793)	—	6,797
Commercial mortgage-backed securities	24,802	—	(4,979)	—	19,823
Residential mortgage-backed securities	11,008	157	(589)	—	10,576
Government and government agencies
United States	2,200	116	—	—	2,316
Foreign	4,050	167	(260)	—	3,957

Total fixed maturity securities	$127,986	$1,101	$(13,253)	$—	$115,834

Equity securities — preferred stocks
Banking securities	$80	$—	$(45)	$—	$35
Other financial services securities	177	—	(49)	—	128

Total equity securities	$257	$—	$(94)	$—	$163

Excluding investments in U.S. Government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.
The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31, 2009 and December 31, 2008 were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$105,980	$109,074	$120,799	$110,412
Below investment grade	4,959	4,853	7,187	5,422

Total fixed maturity securities	$110,939	$113,927	$127,986	$115,834

At December 31, 2009 and 2008, the estimated fair value of fixed maturity securities rated BBB- were $3,718 and $2,649, respectively, which is the lowest investment grade rating given by Standard & Poor’s (“S&P”).
The amortized cost and estimated fair value of fixed maturity securities at December 31, 2009 and 2008 by expected maturity were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity securities
Due in one year or less	$4,486	$4,511	$10,392	$10,373
Due after one year through five years	18,774	19,517	25,519	24,166
Due after five years through ten years	37,584	40,129	39,921	37,053
Due after ten years	8,103	7,912	8,773	7,046

	68,947	72,069	84,605	78,638
Mortgage-backed securities and other asset-backed securities	41,992	41,858	43,381	37,196

Total fixed maturity securities	$110,939	$113,927	$127,986	$115,834

In the preceding table fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The Company had investment securities with an estimated fair value of $909 and $998 that were deposited with insurance regulatory authorities at December 31, 2009 and 2008, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.
The estimated fair value and gross unrealized losses and unrealized OTTI of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2009 and 2008 were as follows:

	December 31, 2009
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI (1)
Less than or equal to six months
Fixed maturities
Corporate securities	$998	$998	$—
Residential mortgage-backed securities	35	35	—
Government and government agencies
United States	1,883	1,883	—
Foreign	2,193	2,281	(88)

Total fixed maturity and equity securities	5,109	5,197	(88)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	281	315	(34)
Asset-backed securities	653	690	(37)
Government and government agencies — United States	1,000	1,061	(61)

Total fixed maturity and equity securities	1,934	2,066	(132)

Greater than one year
Fixed maturities
Corporate securities	4,273	4,578	(305)
Asset-backed securities	1,563	1,731	(168)
Commercial mortgage-backed securities	5,955	6,579	(624)
Residential mortgage-backed securities	908	1,148	(240)
Government and government agencies — foreign	368	459	(91)
Equity securities — banking securities	57	80	(23)

Total fixed maturity and equity securities	13,124	14,575	(1,451)

Total fixed maturity and equity securities	$20,167	$21,838	$(1,671)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI
Less than or equal to six months
Fixed maturities
Corporate securities	$31,552	$35,444	$(3,892)
Asset-backed securities	6,090	6,883	(793)
Commercial mortgage-backed securities	18,913	22,923	(4,010)
Residential mortgage-backed securities	1,506	1,630	(124)
Government and government agencies — foreign	998	1,258	(260)
Equity securities — banking securities	35	80	(45)

Total fixed maturity and equity securities	59,094	68,218	(9,124)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	14,976	17,716	(2,740)
Commercial mortgage-backed securities	910	1,879	(969)
Residential mortgage-backed securities	888	1,353	(465)
Equity securities — other financial services securities	128	177	(49)

Total fixed maturity and equity securities	16,902	21,125	(4,223)

Total fixed maturity and equity securities	$75,996	$89,343	$(13,347)

The total number of securities in an unrealized loss position was 29 and 126 at December 31, 2009 and 2008, respectively.
The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% at December 31, 2009 and greater than 20% and 40% at December 31, 2008 were as follows:

	December 31, 2009
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Greater than one year	$2,407	$(714)	$—	4

Total	$2,407	$(714)	$—	4

	December 31, 2008
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Less than or equal to six months	$10,963	$(3,982)	$—	16
Greater than six months but less than or equal to one year	4,261	(3,570)	—	15

Total	$15,224	$(7,552)	$—	31

Decline > 40%
Less than or equal to six months	$1,431	$(1,341)	$—	6
Greater than six months but less than or equal to one year	2,673	(2,763)	—	9

Total	$4,104	$(4,104)	$—	15

Unrealized gains (losses) incurred during 2009 and 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

The components of net unrealized gain (loss) and OTTI included in accumulated other comprehensive income (loss), net of taxes were as follows:

	December 31
	2009	2008
Assets
Fixed maturity securities	$2,987	$(12,152)
Equity securities	(23)	(94)
Deferred policy acquisitions costs	—	(38)
Value of business acquired	(62)	(454)

	2,902	(12,738)

Liabilities
Policyholder account balances	251	(83)
Federal income taxes — deferred	(1,103)	4,488

	(852)	4,405

Stockholder’s equity
Accumulated other comprehensive income (loss), net of taxes	$2,050	$(8,333)

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes.
Policy Loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2009 and 2008 was $63,045 and $67,387, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. As of December 31, 2009, the Company had 20 outstanding short futures contracts with a notional value of $5,554. As of December 31, 2008, the Company had 10 outstanding short futures contracts with a notional value of $2,250.
Net Investment Income
Net investment income by source for the years ended December 31 was as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$6,731	$6,326	$5,727
Policy loans on insurance contracts	3,180	3,279	3,385
Cash and cash equivalents	178	1,638	2,300
Equity securities	12	38	71
Other	—	—	12

Gross investment income	10,101	11,281	11,495
Less investment expenses	(201)	(215)	(249)

Net investment income	$9,900	$11,066	$11,246

Realized Investment Gains (Losses)
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Proceeds	$28,544	$32,068	$12,210
Gross realized investment gains	564	461	1,268
Gross realized investment losses	(735)	(481)	(127)

Proceeds on available-for-sale securities sold at a realized loss	7,878	18,277	7,619
Net realized investment gains (losses) for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$(904)	$(628)	$1,141
Equity securities	(177)	(15)	—
Derivatives	(1,849)	1,273	—
Associated amortization expense of VOBA	(33)	152	—

Net realized investment gains (losses)	$(2,963)	$782	$1,141

OTTI
If management determines that a decline in the value of an available-for-sale equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and its net present value, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

Balance, December 31, 2008	$—
Credit losses remaining in retained earnings related to adoption of revised guidance on OTTI (ASC 320)	69
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(69)
Accretion of credit loss impairments previously recognized	(2)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(1)
Accretion previously recognized on securities which matured, paid down, prepaid or were sold during the period	3

Balance, December 31, 2009	$—

For 2009, the Company recorded gross impairments of $909 and no associated amortization of VOBA. The Company adopted revised guidance on the recognition and presentation of OTTI as of June 30, 2009. The gross cumulative effect of this adoption was a $201 adjustment to retained earnings and amortized cost for the non credit related portion of previously recorded impairments on securities still in inventory at April 1, 2009. Of this, $70 related to non credit impairments recorded in income during the first quarter of 2009. For 2008, the Company recorded gross impairments of $626, and associated amortization of VOBA of $106. For 2007, the Company did not record any OTTI.

Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.
The carrying amount of VOBA for the years ended December 31 was as follows:

	2009	2008
Balance at beginning of year	$41,525	$44,024

Purchase price adjustment	—	6,829
Amortization expense	(3,116)	(2,239)
Unlocking	(519)	(2,460)
Impairment charge	(7,165)	(4,326)
Adjustment related to realized (gains) losses on investments and OTTI	(33)	152
Adjustment related to unrealized (gains) losses and OTTI on investments	290	(454)

Balance at end of year	$30,982	$41,525

During 2009, the Company, as a result of market improvements, experienced increased gross profits which increased amortization expense. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, in the first quarter 2009 and fourth quarter 2008, the Company recorded impairment charges as estimated future gross profits were less than the unamortized balance.
The estimated future amortization of VOBA from 2010 to 2014 is as follows:

2010	$2,989
2011	$2,825
2012	$2,628
2013	$2,506
2014	$2,387
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. However during the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($6,783) and the majority of the goodwill balance ($3,096) except for the amount related to the Company’s state licenses at December 31, 2008.
Note 6. DAC, DSI and UPCR
The Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2008	$—	$—

Capitalization	442	177
Accretion	11	1
Unlocking	(42)	(13)
Adjustment related to unrealized gains and OTTI on investments	(38)	—

Balance, December 31, 2008	373	165

Capitalization	65	5
Amortization	(139)	(53)
Unlocking	22	13
Adjustment related to unrealized losses and OTTI on investments	39	—

Balance, December 31, 2009	$360	$130

Equity market improvements in 2009 compared to 2008 caused higher amortization expense as a result of increasing gross profits. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
Prior to September 30, 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2009
Net amount at risk (a)	$84,102	$337	$4,871

Average attained age of contract owners	71	62	73

Weighted average period remaining until expected annuitization	n/a	4.0 yrs	n/a

2008
Net amount at risk (a)	$167,799	$7,321	$11,327

Average attained age of contract owners	69	62	73

Weighted average period remaining until expected annuitization	n/a	6.1 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2008	$2,221	$—

Purchase price adjustment	(2,221)	—
Guaranteed benefits incurred	1,127	491
Guaranteed benefits paid	(2,307)	—
Unlocking	1,677	626

Balance, December 31, 2008	497	1,117

Guaranteed benefits incurred	2,301	1,262
Guaranteed benefits paid	(2,488)	—
Unlocking	(3)	167

Balance, December 31, 2009	$307	$2,546

During 2009, the small decline in the GMDB liability was primarily due to equity market improvements partially offset by revisions to policyholder behavior assumptions. During 2009, the increase in the GMIB liability was primarily due to revisions to policyholder behavior assumptions partially offset by the favorable impact of improved equity markets in the latter half of 2009. The substantial increase in the GMDB and GMIB liabilities in 2008 was primarily due to significant market declines during the latter half of 2008.

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2009
GMDB Only	$159,327	$63,585	$42,961	$18,679	$155	$284,707
GMDB and GMIB	82,236	22,879	25,241	4,378	1,030	135,764
GMDB and GMWB	10,395	1,979	4,567	25	167	17,133
GMWB only	10,972	2,066	4,269	223	270	17,800
GMIB only	4,117	941	1,276	46	84	6,464
No guaranteed benefit	1,957	721	1,515	222	39	4,454

Total	$269,004	$92,171	$79,829	$23,573	$1,745	$466,322

2008
GMDB Only	$147,508	$63,836	$40,367	$18,950	$104	$270,765
GMDB and GMIB	64,741	24,476	24,035	4,896	699	118,847
GMDB and GMWB	7,489	2,277	4,526	20	170	14,482
GMWB only	7,949	2,463	4,661	109	249	15,431
GMIB only	3,489	789	1,230	20	68	5,596
No guaranteed benefit	1,725	440	1,000	160	37	3,362

Total	$232,901	$94,281	$75,819	$24,155	$1,327	$428,483

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2009	2008
Balanced	$80,251	$53,440
Equity	48,770	74,664
Bond	23,936	12,799
Money Market	24,870	29,052

Total	$177,827	$169,955

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	Successor		Predecessor
	2009	2008	2007
Provisions for income taxes computed at Federal statutory rate (35%)	$(1,905)	$(1,671)	$5,411
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(700)	(595)	(407)
Tax credits	(151)	(72)	(156)
Tax goodwill amortization	—	(128)	—
Valuation allowance on deferred tax assets	3,705	—	—
Provision to return adjustment	(608)	—	—
Uncertain tax positions	343	—	—
Other	53	2	—

Federal income tax provision	$737	$(2,464)	$4,848

Effective tax rate	-14%	53%	31%
The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. Deferred tax assets and liabilities were as follows:

	December 31
	2009	2008
Deferred tax assets
DAC	$11,362	$10,155
Tax VOBA	668	719
Policyholder account balances	14,871	—
Tax credits	629	—
Investment adjustments	—	5,227
Net operating and capital loss carryforward	2,487	3,724
Intangible assets	3,464	3,123
Other	705	111

Total deferred tax assets	34,186	23,059
Valuation allowance	(3,705)	—

Net deferred tax assets	30,481	23,059

Deferred tax liabilities
Book VOBA	10,866	14,534
DAC	2,456	188
Investment adjustments	17,777	—
Policyholder account balance	—	3,154

Total deferred tax liabilities	31,099	17,876

Total net deferred tax asset (liability)	$(618)	$5,183

The valuation allowance for deferred tax assets as of December 31, 2009 was $3,705. There was no valuation allowance at December 31, 2008. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, is not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of further taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.
The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined that there were no tax benefits that should not be recognized as of December 31, 2008. Additions as of December 31, 2009 are based on tax positions related to the prior year of $343, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2008 U.S. Federal income tax return. There were no additions based on tax positions related to the current year. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

At December 31, 2009 and December 31, 2008, the Company had an operating loss carryforward for federal income tax purposes of $5,554 (net of the ASC 740 reduction of $981) and $10,639, respectively, with a carryforward period of fifteen years that expire at various dates up to 2024. In addition, at December 31, 2009, the Company also has a capital loss carryforward for federal income tax purposes of $570 with a carryforward period of five years that will expire at various dates up to 2014. At December 31, 2009, the Company had a foreign tax credit carryforward of $412 with a carryforward period of ten years that will expire at various dates up to 2019. Also at December 31, 2009, the Company had an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $217 with an indefinite carryforward period.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize penalty expense in its financial statements as of December 31, 2009 and December 31, 2008. The Company recognized interest expense of $11 as of December 31, 2009. The Company did not recognize interest expense at December 31, 2008.
The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2008, but no examination by the Internal Revenue Service has commenced.
Note 9. Stockholder’s Equity and Statutory Accounting Principles
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The State of New York has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting principles as a component of prescribed or permitted practices by the State of New York.
The Company’s statutory net income (loss) for the years ended December 31, 2009, 2008 and 2007 was $22,257, ($13,112) and $19,969, respectively.
Statutory capital and surplus at December 31, 2009 and 2008 was $81,728 and $51,928, respectively. At December 31, 2009 and 2008, the Company doesn’t have any stockholder’s equity available for dividend distribution that would not require approval by the New York Insurance Department. During 2008, the Company paid $7,000 of dividends to AUSA.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2009 and 2008, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 10. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance, which is expected to be finalized in the first half of 2010.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2009 and 2008, reinsurance receivables were $1,782 and $680, respectively, of which the majority related to the recapture of life reinsurance and refined calculations in conjunction with system conversions ($1,608 and $501, respectively). At December 31, 2009 and 2008, these reinsurance receivables were primarily from Swiss Re, Lincoln National Life Insurance Company, Reinsurance Group of America (“RGA”), Employers Reassurance Corporation (“ERAC”) and Munich American Reassurance Company. As of December 31, 2009, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $260 that can be drawn upon for delinquent reinsurance receivables.

At December 31, 2009, the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$429,011	$49,966	$1,175	$380,220	0.31%
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2009, 58% and 15% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2008, 59% and 7% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 11. Related Party Transactions
As of December 31, 2009, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2009 and 2008, the Company incurred $1,868 and $732, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivables with the parent at various times during the year. At December 31, 2009 and 2008, the Company was not party to any outstanding intercompany short-term note receivable. During 2008, the Company received $6 of interest, which was included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s real property assets and mortgage loans under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2009 and 2008, the Company did not incur any charges under this agreement.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2009 and 2008, the Company incurred $196 and $197, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2009 and 2008, the Company incurred $35 and $154, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2009 and 2008, the Company incurred $2,620 and $998, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. Revenue attributable to this agreement is included in policy charge revenue. During 2009, the Company did not receive any revenue under this agreement. During 2008, the Company received $2 in revenue under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. Revenue attributable to this agreement is included in policy charge revenue. During 2009 and 2008, the Company received $1 and $1, respectively, in revenue under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2009 and 2008, the Company incurred $19 and $20, respectively, in reinsurance premium ceded expense under this agreement, respectively. There were no reinsurance recoveries on death claims incurred during 2009. During 2008, this expense was offset by $15 in reinsurance recoveries on death claims incurred.

The Company has a service agreement with Western Reserve Life Assurance Co. of Ohio (“WRL”) whereby WRL will perform specified administrative functions in connection with the operation of the Company except to the extent that the services are performed for the Company by another party. During 2009, the Company incurred $149 in expenses under this agreement. During 2008, the Company did not incur any expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to the purchasing of investments between various affiliated companies. The investments are purchased at fair value and are included in fixed maturity available-for-sale securities in the Balance Sheets. During 2009, the Company did not purchase any investments from affiliates. During 2008, the Company purchased $5,332 of fixed maturity available-for-sale securities from an affiliated company.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and Merrill Lynch Insurance Group, Inc. (“MLIG”) were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $3,369 for 2007. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $74 for 2007. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of Merrill Lynch, Pierce, Fenner & Smith, Incorporated, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,295 for 2007. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former Merrill Lynch Investment Managers, L.P. (“MLIM”), now BlackRock, Inc, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $198 during 2007.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2009 the Company’s estimated liability for future guaranty fund assessments was $1. There was no estimated liability for future guaranty fund assessments at December 31, 2008. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments — annuity, life insurance and other, while the successor information is shown under the new basis, two segments — annuity and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	Successor
	2009
		Life
	Annuity	Insurance	Total
Net revenues (a)	$9,306	$5,808	$15,114

Policy benefits (net of reinsurance)	1,888	1,390	3,278

Federal income tax expense	99	638	737

Net income (loss)	(7,650)	1,469	(6,181)

	Successor
	2008
		Life
	Annuity	Insurance	Total
Net revenues (a)	$15,527	$8,672	$24,199

Policy benefits (net of reinsurance)	972	1,653	2,625

Federal income tax expense (benefit)	(2,997)	533	(2,464)

Net income (loss)	(3,996)	1,783	(2,213)

	Predecessor
	2007
		Life
	Annuity	Insurance	Other	Total
Net revenues (a)	$16,130	$7,252	$2,144	$25,526

Policy benefits (net of reinsurance)	(124)	2,193	—	2,069

Federal income tax expense	3,199	898	751	4,848

Net income	7,278	1,940	1,393	10,611

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.
The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2009
Annuity	$622,440	$74,177
Life Insurance	287,310	71,556

Total	$909,750	$145,733

2008
Annuity	$550,783	$80,497
Life Insurance	319,057	76,533

Total	$869,840	$157,030

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
All required Financial Statements are included in Part B of this Registration Statements.
(b)	Exhibits
	(1)			Resolution of the Board of Directors of ML Life Insurance Company of New York establishing the ML of New York Variable Annuity Separate Account D. Note 1
	(2)			Not Applicable.
	(3)	(a)		Form of Underwriting Agreement Between ML Life Insurance Company of New York and Transamerica Capital, Inc. Note 2
		(b)		Non-Affiliated Broker-Dealer Wholesaling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital, Inc. Note 3
		(c)		Selling Agreement between ML Life Insurance Company of New York, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3
		(d)		Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4
	(4)	(a)		Form of Contract and Schedule Pages for the Flexible Premium Individual Deferred Variable Annuity. Note 5
		(b)		Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5
		(c)		Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5
		(d)		Bonus Endorsement and Schedule Pages. Note 5
		(e)		Spousal Beneficiary Continuation Endorsement. Note 5
		(f)		Form of Individual Retirement Annuity Endorsement. Note 6
		(g)		Form of Roth Individual Retirement Annuity Endorsement. Note 6
		(h)		Form of Tax Sheltered Annuity Endorsement. Note 6
		(i)		Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 7
	(5)	(a)		Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 6
	(5)	(b)		Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity (IRA Series). Note 8
	(6)	(a)	(i)	Certificate of Amendment and Restatement of Charter of Royal Tandem Life Insurance Company. Note 9
		(a)	(ii)	Certificate of Amendment of the Charter of ML Life Insurance Company of New York. Note 9
		(b)		By-Laws of ML Life Insurance Company of New York. Note 9
	(7)			Reinsurance Agreements
		(a)		GMDB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendment No. 1. Note 22
		(a)	(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 22
		(b)		GMIB Reinsurance Agreement between MLLICNY and ACE Tempest and Amendments No. 1 and 2. Note 22
		(b)	(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 22

(8)	(a)	Amended General Agency Agreement. Note 10
	(b)	Indemnity Agreement Between ML of New York and Merrill Lynch Life Agency Inc. Note 9
	(c)	Management Agreement Between ML of New York and Merrill Lynch Asset Management, Inc. Note 9
	(d)	Service Agreement Between Tandem Financial Group, Inc. and Royal Tandem Life Insurance Company. Note 9
	(e)	Form of Participation Agreement between FAM Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(f)	Form of Participation Agreement between AIM Equity Funds, A I M Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(g)	Form of Participation Agreement between AIM Funds Group, A I M Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(h)	Form of Participation Agreement between Alliance Fund Distributors, Inc., Alliance Global Investor Services, Inc., and ML Life Insurance Company of New York. Note 11
	(i)	Form of Participation Agreement between American Century Investment Services, Inc. and ML Life Insurance Company of New York. Note 11
	(j)	Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(k)	Form of Participation Agreement between Davis NY Venture Fund, Inc. Davis Distributors, LLC, and ML Life Insurance Company of New York. Note 11
	(l)	Form of Participation Agreement between Delaware Group Equity Funds III, Delaware Distributors L.P., and ML Life Insurance Company of New York. Note 11
	(m)	Form of Participation Agreement between Fidelity Distributors Corporation and ML Life Insurance Company of New York. Note 11
	(n)	Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributors LLC, and ML Life Insurance Company of New York. Note 11
	(o)	Form of Participation Agreement between Oppenheimer Funds Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(p)	Form of Participation Agreement between Allianz Dresdner Asset Management of America L.P., PIMCO Funds Distributors LLC, and ML Life Insurance Company of New York. Note 11
	(q)	Form of Participation Agreement between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 11
	(r)	Form of Participation Agreement between Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Trust, Van Kampen Funds Inc., and ML Life Insurance Company of New York. Note 11

(s)	Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and ML Life Insurance Company of New York. Note 12
(t)	Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 12
(u)	Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and ML Life Insurance Company of New York. Note 12
(v)	Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 12
(w)	Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and ML Life Insurance Company of New York. Note 12
(x)	Form of Participation Agreement between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and ML Life Insurance Company of New York. Note 12
(y)	Form of Participation Agreement between AIM Distributors, Inc. and ML Life Insurance Company of New York. Note 12
(z)	Form of Amendment to Participation Agreement by and among ML Life Insurance Company of New York and Pioneer Funds Distributor, Inc. Note 13
(aa)	Form of Participation Agreement by and among ML Life Insurance Company of New York, Columbia Funds Series Trust and Columbia Management Distributors, Inc. Note 13
(bb)
Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), ML Life Insurance Company of New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 13

(cc)
Form of Amendment to Participation Agreement among ML Life Insurance Company of New York, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 13

(dd)	Form of Participation Agreement by and among ML Life Insurance Company of New York, and JPMorgan Distribution Services, Inc. Note 13
(ee)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and ML Life Insurance Company of New York. Note 14
(ff)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and ML Life Insurance Company of New York. Note 14
(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and ML Life Insurance Company of New York. Note 14
(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and ML Life Insurance Company of New York. Note 15
(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 16
(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 15
(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and ML Life Insurance Company of New York. Note 15
(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and ML Life Insurance Company of New York. Note 17
(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and ML Life Insurance Company of New York. Note 17
(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and ML Life Insurance Company of New York. Note 15

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 15
(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and ML Life Insurance Company of New York. Note 14
(qq)	Form of Rule 22c-2 Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and ML Life Insurance Company of New York. Note 17
(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and ML Life Insurance Company of New York. Note 17
(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 15
(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and ML Life Insurance Company of New York. Note 15
(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and ML Life Insurance Company of New York. Note 17
(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 14
(ww)
Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and ML Life Insurance Company of New York. Note 17

(xx)	Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and ML Life Insurance Company of New York. Note 17

(yy)	Form of Rule 22c-2 Shareholder Information Agreement Between Fidelity Distributors Corporation and ML Life Insurance Company of New York. Note 17
(zz)	Form of Participation Agreement by and among Janus Distributors LLC and ML Life Insurance Company of New York. Note 18
(zz) (1)	Amendment No. 1 to Participation Agreement (Janus). Note 23
(aaa)	Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., Seligman Advisors, Inc., and ML Life Insurance Company of New York. Note 17
(bbb)	Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and ML Life Insurance Company of New York. Note 17
(ccc)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 17
(ddd)	Shareholder Services Agreement by and among AIM Distributors, Inc. (for the AIM Value Fund) and ML Life Insurance Company of New York. Note 21
(eee)	Shareholder Services Agreement by and among AIM Distributors, Inc. (for the AIM Charter Fund et al.) and ML Life Insurance Company of New York. Note 21
(fff)	Shareholder Services Agreement by and among AllianceBernstein Investments, Inc. and ML Life Insurance Company of New York. Note 21
(ggg)	Amendment No. 2 to Participation Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. Note 21
(hhh)	Administrative Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. (for the American Century Equity Income Fund). Note 21
(iii)	Administrative Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. (for the American Century Ultra Fund). Note 21
(jjj)	Shareholder Services Agreement by and among ML Life Insurance Company of New York and American Century Investment Services, Inc. Note 21
(kkk)	Shareholder Services Agreement by and among ML Life Insurance Company of New York and American Funds Distributors, Inc. Note 21
(lll)	Shareholder Services Agreement by and among BlackRock Distributors, Inc. and ML Life Insurance Company of New York. Note 21
(mmm)	Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and ML Life Insurance Company of New York. Note 21
(nnn)	Shareholder Services Agreement by and among Davis Distributors, LLC and ML Life Insurance Company of New York. Note 21
(ooo)	Shareholder Service Agreement by and among Delaware Distributors, L.P. and ML Life Insurance Company of New York. Note 21
(ppp)	Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and ML Life Insurance Company of New York. Note 21
(qqq)	Mutual Fund Sales Agreement by and among ML Life Insurance Company of New York and JPMorgan Distribution Services, Inc. Note 21
(rrr)	Shareholder Services Agreement by and among Lord Abbett Distributor LLC and ML Life Insurance Company of New York. Note 21

	(sss)	Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and ML Life Insurance Company of New York. Note 21
	(ttt)	Shareholder Services Agreement by and among Allianz Global Investors Distributors LLC (Allianz funds) and ML Life Insurance Company of New York. Note 21
	(uuu)	Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and ML Life Insurance Company of New York. Note 21
	(vvv)	Shareholder Services Agreement by and among Van Kampen Funds, Inc. and ML Life Insurance Company of New York. Note 21
	(www)	Services Agreement between PIMCO Variable Trust and ML Life Insurance Company of New York. Note 21
	(xxx)	Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and ML Life Insurance Company of New York. Note 21
	(yyy)	Amendment No. 2 to Participation Agreement by and among ML Life Insurance Company of New York and Pioneer Funds Distributor, Inc. Note 21
	(yyy) (1)	Amendment No. 3 to Participation Agreement (Pioneer Funds). Note 23
	(zzz)	Keep Well Agreement between AEGON USA and ML Life Insurance Company of New York. Note 3
	(aaaa)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 19
	(bbbb)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 20
	(cccc)	Participation Agreement (TST). Note 22
	(cccc)(1)	Amendment No. 1 to Participation Agreement (TST). Note 23
(9)		Opinion and Consent of Counsel. Note 23
(10)	(a)	Consent of Counsel. Note 23
	(b)	Consent of independent registered public accounting firm. Note 23
(11)		Not Applicable.
(12)		Not Applicable.
(13)		Powers of Attorney. Note 23

Note 1.	Incorporated by reference to Registrant’s Registration Statement on Form N-4 Registration Statement (File No. 333-98283) dated August 16, 2002.
Note 2.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119611) April 25, 2008.
Note 3.	Incorporated by reference to Annual Report on Form 10-K of ML Life Insurance Company of New York (File No. 33-34562) dated March 27, 2008.
Note 4.	Incorporated by reference to Exhibit 10.2 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated January 4, 2008.
Note 5.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119611) dated March 8, 2005.
Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119797) dated March 8, 2005.
Note 7.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119611) dated December 9, 2005.
Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-119797) dated December 9, 2005.
Note 9.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43654) dated December 9, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43654) dated April 28, 1994.
Note 11.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-98283) dated June 3, 2003.
Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119797) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-119797) dated April 21, 2006.
Note 14.	Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-43654) dated April 17, 2007.
Note 15.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119611) dated April 24, 2007.
Note 16.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-90430) dated April 17, 2007.
Note 17.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-119797) dated April 24, 2007.
Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.
Note 19.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No. 33-34562) dated August 17, 2007.
Note 20.	Incorporated by reference to Exhibit 10.1 to ML Life Insurance Company of New York’s Current Report on Form 8-K (File No.33-34562) dated January 4, 2008.
Note 21.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119797) dated April 25, 2008.
Note 22.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119797) dated April 28, 2009.
Note 23.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (ML Life Insurance Company of New York)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, President and Chairman of the Board

William Brown, Jr. Kensico Terrace LLC 14 Windward Avenue White Plains, NY 10605	Director

Name and Business Address	Principal Positions and Offices with Depositor

Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Secretary

Robert F. Colby Diversified Investment Advisors 4 Manhattanville Rd, MD 3-41 Purchase, NY 10577	Director

Steven E. Frushtick Wiener, Frushtick & Straub 500 5th Avenue New York, NY 10110	Director

John T. Mallet 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director

Peter P. Post 3P Consulting, LLC 64 Middle Patent Road Armonk, NY 10504	Director

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President, Corporate Controller, Chief Financial Officer and Treasurer

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

C-9

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.
Item 27.  Number of Contracts

The number of Contracts in force as of March 31, 2010 was 308.

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
     (a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA FF, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

     (b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David W. Hopewell	(1)	Director
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Elizabeth Belanger	(6)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Amy Angle	(3)	Assistant Secretary
Jeff Carnal	(7)	Assistant Vice President
Julie Allomong	(7)	Assistant Vice President
Wesley J. Hodgson	(2)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrison, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015

     (c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.	$343,325	0	0	0

(1)	Fiscal Year 2009

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, ML Life Insurance Company of New York at 4 Manhattanville Road, Purchase, NY 10577 or 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (ref. No. ID-6-88, avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2010.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D ML LIFE INSURANCE COMPANY OF NEW YORK Depositor * Lon J. Olejniczak President, Chairman of the Board and Director
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	President, Chairman of the Board and Director	, 2010

Lon J. Olejniczak

*	Director	, 2010

William Brown, Jr.

*	Director	, 2010

John T. Mallett

Signatures	Title	Date

*	Director		, 2010

Steven E. Frushtick

*	Vice President, Corporate Controller, Chief Financial Officer and Treasurer		, 2010

Eric J. Martin

*	Director and Secretary		, 2010

Frank A. Camp

/s/ Darin D. Smith	Vice President and Assistant Secretary	April 21	, 2010

Darin D. Smith

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(zz)(1)	Amendment No. 1 to Participation Agreement (Janus)

8(yyy)(1)	Amendment No. 3 to Participation Agreement (Pioneer Funds)

8(cccc)(1)	Amendment No. 1 to Participation Agreement (TST)

9	Opinion and Consent of Counsel

10(a)	Consent of Counsel

10(b)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.